N-6	May 01, 2023 USD ($) yr
Prospectus:
Document Type	N-6
Entity Registrant Name	LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
Entity Central Index Key	0001048607
Entity Investment Company Type	N-6
Document Period End Date	May 01, 2023
Amendment Flag	false
VULone 2021 VUL
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
For a Full Surrender or Partial Surrender, for up to 15 years from the date of the Policy and up to 15 years from each increase in Specified Amount, you could pay a Surrender Charge of up to $52.25 (5.225%) per $1,000
of the Specified Amount.
For example, if your Policy has a face amount of $100,000 and you surrender your Policy or take an early withdrawal, you could be assessed a charge of up to $5,225.
•Policy Charges and Fees
Transaction Charges
In addition to Surrender Charges, you may also be charged for other transactions, such as when you make a Premium Payment, transfer
Policy Value between Sub-Accounts, take a Partial Surrender or exercise certain benefits.
•Policy Charges and Fees
Ongoing Fees and Expenses (annual charges)
•In addition to Surrender Charges and transaction charges, there are certain ongoing fees and expenses that are charged annually, monthly or daily.
•These fees include the Cost of Insurance Charge under the Policy, optional benefit charges, Administrative Fees, mortality and expense risk charges and Policy Loan interest.
•Certain fees are set based on characteristics of the Insured (e.g., age, gender, and rating classification). You should review your Policy
Specifications page for rates applicable to you.
•Owners will also bear expenses associated with the Underlying Funds under the Policy, as shown in the following table:
				•Policy Charges and Fees
	Annual Fee	Minimum	Maximum
	Underlying Fund Fees and Expenses*	0.23%	1.50%
	*As a percentage of Underlying Fund assets.

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
For a Full Surrender or Partial Surrender, for up to 15 years from the date of the Policy and up to 15 years from each increase in Specified Amount, you could pay a Surrender Charge of up to $52.25 (5.225%) per $1,000
of the Specified Amount.
For example, if your Policy has a face amount of $100,000 and you surrender your Policy or take an early withdrawal, you could be assessed a charge of up to $5,225.
•Policy Charges and Fees

Surrender Charge Phaseout Period, Years | yr	15
Surrender Charge (of Amount Surrendered) Maximum [Percent]	5.225%
Surrender Charge Example Maximum [Dollars]	$ 5,225
Transaction Charges [Text Block]
Transaction Charges
In addition to Surrender Charges, you may also be charged for other transactions, such as when you make a Premium Payment, transfer
Policy Value between Sub-Accounts, take a Partial Surrender or exercise certain benefits.
•Policy Charges and Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
•In addition to Surrender Charges and transaction charges, there are certain ongoing fees and expenses that are charged annually, monthly or daily.
•These fees include the Cost of Insurance Charge under the Policy, optional benefit charges, Administrative Fees, mortality and expense risk charges and Policy Loan interest.
•Certain fees are set based on characteristics of the Insured (e.g., age, gender, and rating classification). You should review your Policy
Specifications page for rates applicable to you.
•Owners will also bear expenses associated with the Underlying Funds under the Policy, as shown in the following table:
				•Policy Charges and Fees
	Annual Fee	Minimum	Maximum
	Underlying Fund Fees and Expenses*	0.23%	1.50%
	*As a percentage of Underlying Fund assets.

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.23%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.50%
Investment Options Footnotes [Text Block]	As a percentage of Underlying Fund assets.
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in the Policy, including loss of principal.	•Principal Risks of Investing in the Policy
Not a Short- Term Investment
•This Policy is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.
•Surrender Charges apply for 15 years from the Policy Date and 15 years from the date of any increase in your Specified Amount.
•Charges may reduce the value of your Policy and death benefit.
•Tax deferral is more beneficial to investors with a long-time horizon.
•Principal Risks of Investing in the Policy •Policy Charges and Fees
Risks Associated with Investment Options
•An investment in the Policy is subject to the risk of poor investment performance of the Underlying Funds.
•Each Underlying Fund (including a Fixed Account investment option)
has its own unique risks. You should review each Underlying Fund’s prospectus before making an investment decision.
•Principal Risks of Investing in the Policy
Insurance Company Risks
•Any obligations, guarantees, and benefits of the contract are subject to the claims-paying ability of Lincoln Life. If Lincoln Life experiences financial distress, it may not be able to meet its obligations to you.
More information about Lincoln Life, including its financial strength ratings, is available upon request from Lincoln Life or by visiting
https://www.lfg.com/public/aboutus/investorrelations/
financialinformation.
•You may obtain our audited statutory financial statements, any unaudited statutory financial statements that may be available as well as ratings information by visiting our website at www.lfg.com/
VULprospectus.
•Principal Risks of Investing in the Policy •Lincoln Life, the Separate Account and the General Account
Policy Lapse
•Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too small in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated.
•Outstanding Policy Loans (plus interest) and Partial Surrenders will increase the risk of lapse. The death benefit will not be paid if the
Policy Lapsed.
•Principal Risks of Investing in the Policy •Lapse and Reinstatement

Investment Restrictions [Text Block]	•We reserve the right to charge for each transfer between Sub-Accounts in excess of 24 transfers per year.•We reserve the right to add, remove, or substitute Sub-Accounts as investment options under the Policy, subject to state or federal laws and regulations. An Underlying Fund may be merged into another Underlying Fund. An Underlying Fund may discontinue offering their shares to the Sub-Accounts.•We may impose investment constraints and restrictions on the standard No-Lapse Enhancement Rider, which is automatically included with your Policy for no additional charge. For applications received on or after May 15, 2023, your Policy will be subject to significant allocation restrictions so long as the standard No-Lapse Enhancement Rider remains in effect. If you do not wish to be subject to those restrictions, you must terminate the rider, but terminating the rider will cause you to lose that standard benefit.
Optional Benefit Restrictions [Text Block]	•Riders may alter the benefits or charges in your Policy. Rider availability and benefits may vary by state of issue or selling broker-dealer and their election may have tax consequences. Riders may have restrictions or limitations, and we may modify or terminate a rider, as allowed. If you elect a particular rider, it may restrict or enhance the terms of your policy, or restrict the availability or terms of other riders or Policy features.
Tax Implications [Text Block]	•You should always consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy.•Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.•There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA).
Investment Professional Compensation [Text Block]	•Investment professionals typically receive compensation for selling the Policy to investors.•Registered representatives may have a financial incentive to offer or recommend the Policy over another investment for which the investment professional is not compensated (or compensated less).•Registered representatives may be eligible for certain cash and non-cash benefits. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency. Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.
Item 4. Fee Table [Text Block]	Fee TableThe following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Policy Specifications for information about the specific fees you will pay each year based on the options you have elected. The fees shown in the tables below are the maximums we can charge.Transaction FeesThe first table describes the fees and expenses that you will pay at the time that you buy your Policy, surrender or make withdrawals from your Policy, or transfer cash value between Sub-Accounts. Periodic Charges Other Than Annual Underlying Fund Fees and Operating ExpensesThe next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Underlying Fund fees and operating expenses.
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charges
Cost of Insurance*	Monthly	As a dollar amount per $1,000 of Net Amount at Risk[1]:
•Maximum: $83.3333 per $1,000
•Minimum: $0.00667 per $1,000
•Maximum Charge for a Representative Insured (male, age 45, standard non-tobacco, in year one): $0.21171 per $1,000
Mortality and Expense Risk Charge (“M&E”)	At end of each Valuation Period	As a percentage of Separate Account value, calculated monthly:[2]
•Maximum: 1.15% (annual rate) in Policy Years 1-10
•Maximum: 0.45% (annual rate) in Policy Years 11 and beyond
Charge	When Charge is Deducted	Amount Deducted
Administrative Fee*	Monthly	Maximum of $15, plus an additional amount up to a maximum of $5.25 per $1,000 of Initial Specified Amount or increase in Specified Amount[3]
Policy Loan Interest	Annually	As an annualized percentage of amount held in the Loan Account[4]
6%
Interest on Accelerated Benefit Lien	Annually	6%, as an annualized percentage of Accelerated Benefit up to Surrender Value, plus additional amount of variable interest as a percentage of Accelerated Benefit exceeding Surrender Value[5]
Overloan Protection Rider	Upon use of the benefit	One-time charge subject to a maximum of 3%, as a percentage of current Accumulation Value
Optional Benefit Charges
Basic Accelerated Benefits Riders[6]	Upon any payment of the rider benefit	$250, deducted from the benefit payment
Enhanced Surrender Value Rider	Monthly (in Policy Years 2-5 only)	$0.0625 per $1,000 of Initial Specified Amount
Premium Reserve Rider	When you allocate a Premium Payment to this rider	As a percentage of the Premium Payment allocated to this rider:[7]
•10% in Policy Years 1-20
•3% in Policy Years 21 and beyond
Lincoln LifeEnhance® Accelerated Benefits Rider	Monthly	As a dollar amount per $1,000 of Net Amount at Risk or Rider Net Amount at Risk, as applicable:[8]
•Maximum: $59.98 per $1,000
•Minimum: $0.40 per $1,000
•Maximum Charge for a Representative Insured (male, age 45, standard non-tobacco, in year one): $1.03 per $1,000
Lincoln LifeAssure® Accelerated Benefits Rider	Upon any payment of the rider benefit	$250, deducted from the benefit payment
Charge	When Charge is Deducted	Amount Deducted
Long-Term Care Rider*	Monthly	Administrative LTC Rider Fee for the first 10 Policy Years from the Policy Date
•Maximum: $0.035 per $1,000
•Minimum: $0.002 per $1,000
•Maximum Charge for a Representative Insured (male, age 45): $0.008 per $1,000
Plus a dollar amount per $1,000 of Rider Net Amount at Risk
•Maximum: $1.78123 per $1,000
•Minimum: $0.00165 per $1,000
•Maximum Charge for a Representative Insured (male, age 45, 2% Maximum Monthly LTC Benefit Percentage, in year one): $0.00211 per $1,000
Bonus Rider	Monthly	0.208333%
Waiver of Monthly Deduction Rider[9]	Monthly	Rate factor as a percentage of all other covered monthly charges:
•Maximum: 12%
•Minimum: 2%
•Maximum Charge for a Representative Insured (male, age 45, standard non-tobacco): 3.5%
*Charge varies based on individual characteristics of the Insured. The charges and costs shown in the table may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges that would apply to you by requesting a personalized policy illustration from your registered representative.[1]Individuals with a higher mortality risk than standard issue individuals can be charged from 125% to 800% of the standard rate. However, under no circumstances would the charge be higher than the maximum amount shown.[2]Guaranteed at an effective annual rate of 1.15% in Policy Years 1-10 and 0.45% in Policy Years 11 and beyond.[3]For applications received on or after May 15, 2023, the additional amount applies for the first 20 Policy Years from the Policy Date or any increase in Specified Amount. For applications received prior to May 15, 2023, the additional amount applies for the first 10 Policy Years from the Policy Date or any increase in Specified Amount. For all applications, the additional amount varies based on individual characteristics. Per $1,000 of Initial Specified Amount or increase in Specified Amount, the maximum additional amount is $5.25 per $1,000, the minimum amount is $0.04167 per $1,000, and the maximum charge for a representative Insured (male, age 45, standard non-tobacco) is $0.22 per $1,000.[4]Although deducted annually, interest accrues daily. When you request a Policy Loan, amounts equal to the amount of the loan you request are withdrawn from the Sub-Accounts and the Fixed Account in proportion to their respective values. Such amount is transferred to the Loan Account, which is part of the Company’s General Account. Amounts in the Loan Account are credited interest at an effective annual rate guaranteed not to be less than 5% in Policy Years 1-10 and 6% in Policy Years 11 and beyond.[5]Under the Basic Accelerated Benefits Riders, payments of benefits are considered as liens and are charged interest as shown. Variable interest shall be at a rate not to exceed higher of (i) published monthly average of Moody’s Corporate Bond Yield Average - Monthly Average Corporates (determined 30 days in advance of beginning of Policy Year) and (ii) the rate used to compute the Accumulation Value of the Fixed Account plus 1%. Although deducted annually, interest accrues daily. When you request an Accelerated Benefit, amounts equal to the amount of the Accelerated Benefit you request are withdrawn from the Sub-Accounts and the Fixed Account in proportion to their respective values. Such amount is transferred to the Loan Account, which is part of the Company’s General Account. Amounts in the Loan Account are credited interest at an effective annual rate guaranteed not to be less than 5% in Policy Years 1-10 and 6% in Policy Years 11 and beyond.[6]There are two versions of this rider. The payment of a benefit under either version of the rider is considered a loan against the Policy.[7]Allocations of Premium Payments to the rider are at your discretion. Allocations of Premium Payments to the rider are subject to the charge shown in the Periodic Charges Other than Annual Underlying Fund Fees and Operating Expenses table and are not subject to the “Maximum Sales Charge Imposed on Premiums Paid”shown in the Transaction Fees table. This charge is called the Premium Reserve Rider Premium Load. Rider Accumulation Value allocated to the Separate Account is subject to the Mortality and Expense Risk Charge (which does not exceed 1.15% for Policy Year 1-10 and 0.45% in Policy Years 11 and beyond).[8]Individuals with higher mortality risk than standard issue individuals can be charged from 125% to 200% of the standard rate. However, under no circumstances would the charge be higher than the maximum amount shown.[9]These charges and costs vary based on individual characteristics of the Insured. The charges and costs shown in the tables may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your registered representative.The next table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Policy. A complete list of Underlying Funds available under the Policy, including their annual expenses, may be found in Appendix A: Funds Available Under the Policy.
Annual Fund Expenses	Minimum	Maximum
(expenses are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)	0.23%	1.50%*
*The Total Annual Operating Expenses shown in the table do not reflect waivers and reductions. Refer to the Underlying Fund’s prospectus for specific information on any waivers or reductions in effect.
Sales Load, Description [Text Block]	Maximum Sales Charge Imposed on Premiums (Load)
Sales Load, When Deducted [Text Block]	When you pay a Premium
Sales Load (of Premium Payments), Maximum [Percent]	25.00%
Sales Load, Footnotes [Text Block]	For applications received prior to May 15, 2023, the Maximum Sales Charge Imposed on Premiums (Load), when you pay a Premium will continue to be the following: guaranteed 10% in Policy Years 1–20 and 3% in Policy Years 21+.
Premium Taxes, Description [Text Block]	Premium Tax
Premium Taxes, When Deducted [Text Block]	When you pay a Premium
Premium Taxes (of Premium Payments), Maximum [Percent]	2.00%
Premium Taxes, Footnotes [Text Block]	The Maximum Sales Charge Imposed on Premiums is anticipated to cover the Company's costs for sales expenses and any policy-related state tax liabilities. Policy-related taxes imposed by states range from 0% to 5%. In considering policy-related state taxes component of the sales charge, the Company considers the average of the taxes imposed by the states rather than any taxes specifically imposed by the state in which the Owner resides. We use an average of 2% to account for state tax obligations.
Deferred Sales Charge, Description [Text Block]	Maximum Deferred Sales Charge (Load)*
Deferred Sales Charge, When Deducted [Text Block]	When you take a Full Surrender or reduce the Specified Amount[3,4]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	52.25%
Deferred Sales Load, Footnotes [Text Block]	Maximum Charge for a Representative Insured (male, age 45, standard non-tobacco, in year one): $34.29 per $1,000 of Specified AmountDuring the life of the Policy, you may request one or more Partial Surrenders, each of which may not exceed 90% of your Policy's Surrender Value as of the date of your request. If you wish to surrender more than 90% of your Policy's Surrender Value, you must request a Full Surrender of your Policy, which is subject to the Surrender Charge reflected in the table above. (See section headed “Partial Surrenders” for a discussion of Partial Surrenders of your Policy.)[4]For up to 15 years from the Policy Date and up to 15 years from the effective date of each increase in Specified Amount, a Surrender Charge will be deducted at the time you effect a Full Surrender of your Policy. For up to 15 years from the Policy Date or up to 15 years from the effective date of each increase in Specified Amount, a Surrender Charge may be deducted at the time you effect a Reduction in Specified Amount.
Transfer Fees, Description [Text Block]	Transfer Fee
Transfer Fees, When Deducted [Text Block]	Applied to any transfer request in excess of 24 made during any Policy Year
Transfer Fee, Maximum [Dollars]	$ 25
Insurance Cost, Description [Text Block]	Cost of Insurance*
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	Maximum Charge for a Representative Insured (male, age 45, standard non-tobacco, in year one): $0.21171 per $1,000
Insurance Cost (of Face Amount), Maximum [Percent]	83.3333%
Insurance Cost (of Face Amount), Minimum [Percent]	0.00667%
Mortality Risk Fees, When Deducted [Text Block]	At end of each Valuation Period
Mortality and Expense Risk Fees, Description [Text Block]	Mortality and Expense Risk Charge (“M&E”)
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	1.15%
Mortality And Expense Risk Fees (of Other Amount), Maximum [Percent]	0.45%
Mortality And Expense Risk Fees, Footnotes [Text Block]	Guaranteed at an effective annual rate of 1.15% in Policy Years 1-10 and 0.45% in Policy Years 11 and beyond.
Administrative Expenses, Description [Text Block]	Administrative Fee*
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Maximum [Dollars]	$ 15
Administrative Expense (of Face Amount), Maximum [Percent]	5.25%
Administrative Expense, Footnotes [Text Block]	For applications received on or after May 15, 2023, the additional amount applies for the first 20 Policy Years from the Policy Date or any increase in Specified Amount. For applications received prior to May 15, 2023, the additional amount applies for the first 10 Policy Years from the Policy Date or any increase in Specified Amount. For all applications, the additional amount varies based on individual characteristics. Per $1,000 of Initial Specified Amount or increase in Specified Amount, the maximum additional amount is $5.25 per $1,000, the minimum amount is $0.04167 per $1,000, and the maximum charge for a representative Insured (male, age 45, standard non-tobacco) is $0.22 per $1,000.
Annual Portfolio Company Expenses [Table Text Block]
Annual Fund Expenses	Minimum	Maximum
(expenses are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)	0.23%	1.50%*

Portfolio Company Expenses [Text Block]	(expenses are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.23%
Portfolio Company Expenses Maximum [Percent]	1.50%
Portfolio Company Expenses, Footnotes [Text Block]	The Total Annual Operating Expenses shown in the table do not reflect waivers and reductions. Refer to the Underlying Fund’s prospectus for specific information on any waivers or reductions in effect.
Item 5. Principal Risks [Table Text Block]	PRINCIPAL RISKS OF INVESTING IN THE POLICYFluctuating Investment Performance. A Sub-Account will increase and decrease in value according to investment performance of the Underlying Fund. Policy values in the Sub-Accounts are not guaranteed. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account’s and Underlying Fund’s objective and risk is found in this prospectus and in each Underlying Fund’s prospectus, respectively. You should review these prospectuses before making your investment decision. Your choice of Sub-Accounts and the performance of the Underlying Funds will impact the Policy’s Accumulation Value and will impact how long the Policy remains in force, its tax status, and the amount of Premium you need to pay to keep the Policy in force.Policy Values in the Fixed Account. Premium Payments and policy values allocated to the Fixed Account are held in the Company’s General Account. Note that there are significant limitations on your right to transfer amounts in the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Sub-Accounts, it may take several years to do so. Therefore, you should carefully consider whether the Fixed Account meets your investment needs. We issue other types of insurance policies and financial products. In addition to any amounts we are obligated to pay in excess of policy value under the Policy, we also pay our obligations under other types of insurance policies and financial products. Obligations under these policies and financial products that are funded by our General Account include: (1) the obligation to keep the policy and any riders in force when the policy value is below zero and a no-lapse guarantee is in effect; (2) the obligation to pay or accelerate Death Benefits that exceed the Separate Account Value; Payment of these benefits and obligations is subject to our claims-paying ability and financial strength. We are also responsible for providing for all of the administrative services necessary in connection with the contracts (and bearing all of the associated expenses). Moreover, unlike assets held in the Separate Account, the assets of the General Account are subject to the general liabilities of the Company and, therefore, to the Company’s General Account creditors. In the event of an insolvency of receivership, payments we make from our General Account to satisfy claims under the Policy would generally receive the same priority as our other Owners’ obligations.The General Account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance company’s fulfillment of the contractual promises and guarantees we make to you in the Policy, including those relating to the payment of death benefits. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.For more information, please see the “Lincoln Life, The Separate Account and The General Account” sections of the Statement of Additional Information (SAI) or the “Transfers” section of this prospectus.Costs Subject to Change. The Tables of Fees contained in this prospectus reflect the guaranteed maximum charges applicable to the Policy. At the time you purchase the Policy, some of those charges are likely to be assessed at rates less than the maximum rates shown but are subject to adjustment as described in the Policy Charges and Fees section. Such charges are referred to as non-guaranteed elements or “NGEs”. A change to one or more of these NGEs can affect your Policy's performance, including coverage duration, premiums required to keep your Policy in force, as well as the Policy's Surrender Value.Unsuitable for Short-Term Investment. This Policy is intended for long-term financial and investment planning for persons needing death benefit protection, and it is unsuitable for short-term goals. Your Policy is not designed to serve as a vehicle for frequent trading.Policy Lapse. Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too small in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated. Outstanding Policy Loans and Partial Surrenders will increase the risk of lapse.In addition to paying sufficient Premiums and being cognizant of the impact of outstanding Policy Loans and Partial Surrenders on policy values, you also have the No-Lapse Enhancement Rider and the Premium Reserve Rider, briefly noted above and discussed in more detail in the Riders section of the prospectus, to help you manage some of the risk of Policy Lapse.Decreasing Death Benefit. Any outstanding Policy Loans and any amount that you have surrendered will reduce your Policy’s death benefit. Consequences of Surrender. Surrender Charges are assessed if you surrender your Policy within 15 years of issue or within 15 years of a Specified Amount increase. Depending on the amount of Premium paid, or any Reduction in Specified Amount, there may be little or no Surrender Value available. Partial Surrenders may reduce the policy value and death benefit, and may increase the risk of lapse. To avoid lapse, you may be required to make additional Premium Payments. Full or Partial Surrenders may result in tax consequences.Investment Restriction Compliance. While you own the No-Lapse Enhancement Rider, you may be subject to certain requirements and limitations that restrict your allocations among the Sub-Accounts and the Fixed Account. These restrictions are described in the “No-Lapse Enhancement Rider” section under “Allocation Requirements” later in this prospectus and the “Appendix B: Current Investment Restrictions for Optional Benefits – No-Lapse Enhancement Rider.” The Allocation Requirements are intended to reduce our risk that we may be required to use our own assets to fulfill our no-lapse guarantees under the rider. As described further in the funds’ prospectuses, certain Underlying Funds that are included within the investment restrictions, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to manage the funds’ overall volatility or limit the funds’ losses during significant market downturns. While these risk management strategies could help to reduce negative impacts of market volatility and market downturns, they could also limit your participation in market gains. Overall, the Allocation Requirements that may be imposed under the No-Lapse Enhancement Rider may conflict with your personal investment objectives and limit your ability to maximize potential growth of your Accumulation Value. You should consult with your registered representative to determine whether the Allocation Requirements align with your investment objectives.We reserve the right to change the Allocation Requirements at any time upon at least 61 days prior notice. Upon a change in Allocation Requirements, we will not reallocate any of your Policy’s Accumulation Value except pursuant to your instructions in writing or by telephone (if you have previously authorized telephone transfers in writing). If your allocations are not compliant with any new Allocation Requirements applicable to your Policy, failure to timely reallocate your Policy Accumulation Value in accordance with any new Allocation Requirements will cause your Rider to terminate.Tax Consequences. As noted in greater detail in the section headed “Tax Issues”, the federal income tax treatment of life insurance is complex and the current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences. You should always consult a tax advisor about the application of federal, state and local tax rules to your individual situation. The following discussion highlights tax risks in general, summary terms. There may be adverse tax consequences (i.e. a 10% penalty) in the event of a Surrender or withdrawal if the Owner is under the age of 59½. Tax Treatment of Life Insurance Contracts. Your Policy is designed to qualify for the favorable tax treatment afforded life insurance, including the exclusion of death benefits from income tax, the ability to take distributions and loans over the life of your Policy, and the deferral of taxation of any increase in the value of your Policy. If the Policy does fail to qualify as life insurance, you will be subject to the denial of those important benefits. In addition, if you pay more Premiums than permitted under the federal tax law your Policy will be classified as a Modified Endowment Contract (“MEC”) whereby only the tax benefits applicable to death benefits will apply and distributions will be subject to immediate taxation and to an added penalty tax.Tax Law Compliance. We believe that the Policy will satisfy the federal tax law definition of life insurance, and we will monitor your Policy for compliance with the tax law requirements. The discussion of the tax treatment of your Policy is based on the current Policy, as well as the current rules and regulations governing life insurance. Please note that changes made to the Policy, as well as any changes in the current tax law requirements, may affect the Policy’s qualification as life insurance or may have other tax consequences.Cybersecurity and Business Interruption Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks, including ransomware and malware attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Such systems failures and cyber-attacks affecting us, any third-party administrator, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate your policy value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber-security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Policy to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Policy due to system disruptions, cyber-attacks or information security breaches in the future. In addition to cyber-security risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. They could also result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of policy-related transactions, including orders from policy owners. Disasters may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. They may also impact the issuers of securities in which the Underlying Funds invest, which may negatively affect the value of the Underlying Funds and the value of your Policy. There can be no assurance that we or the Underlying Funds or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters.
Item 10. Standard Death Benefits (N-6) [Table Text Block]	DEATH BENEFITSThe “Death Benefit Proceeds” is the amount payable to the Beneficiary upon the death of the Insured. Loans, loan interest, Partial Surrenders, and overdue charges (such as Monthly Deductions), if any, are deducted from the Death Benefit Proceeds prior to payment. We will pay interest on any Death Benefit Proceeds payable only as required by applicable law. Riders, including the No-Lapse Enhancement Rider and the Premium Reserve Rider, may impact the amount payable as Death Benefit Proceeds in your Policy. The Guaranteed Minimum Death Benefit that you select under the provisions of the No-Lapse Enhancement Rider will only affect the Death Benefit Proceeds while the rider’s No-Lapse Provision is maintaining the Policy in force. The annual statement you receive will show whether or not the No-Lapse Provision is maintaining your Policy in force. As discussed in more detail in the “Riders” section of this prospectus, the No-Lapse Enhancement Rider may provide a death benefit which differs from that paid under the Policy. The Premium Reserve Rider Accumulation Value, if any, less any Debt under the Premium Reserve Rider, will be added to the Policy's Death Benefit Proceeds. If the Policy's death benefit is paid pursuant to the terms of the No-Lapse Enhancement Rider, the Premium Reserve Rider Accumulation Value, if any, less any Debt under the Premium Reserve Rider, will be added to the death benefit payable under the terms of that rider. Death Benefit ProceedsThe Death Benefit Proceeds payable upon the death of the Insured will be the greater of:1)the Specified Amount on the date of the Insured’s death, plus any Riders or benefits that are payable, less any Debt and Partial Surrenders processed after the Insured’s date of death; or2)an amount equal to the Accumulation Value on the date of the Insured’s death, plus any Riders or benefits that are payable, multiplied by the applicable percentage shown in the Corridor Percentages Table in the Policy Specifications, less any Debt and Partial Surrenders processed after the Insured’s date of death. (Please note that the investment performance of the Sub-Accounts you have chosen will impact the Accumulation Value and therefore may affect the amount of Death Benefit Proceeds payable.)Changes to the Initial Specified AmountWithin certain limits, you may decrease (reduce) or, with satisfactory evidence of insurability, increase the Specified Amount. Any increase in Specified Amount may increase the Net Amount at Risk and the Cost of Insurance Charge. (See the “Cost of Insurance Charge” section of this prospectus.) The minimum Specified Amount is currently $100,000 (other limits may apply when your Policy is not fully underwritten).A Partial Surrender may reduce the Specified Amount. If the Specified Amount is reduced as a result of a Partial Surrender, the death benefit may also be reduced. (See section headed “Policy Surrenders - Partial Surrender” for details as to the impact a Partial Surrender may have on the Specified Amount.)You must submit all requests for changes in the Specified Amount in writing to our Administrative Office. The minimum increase in Specified Amount currently permitted is $1,000. If you request a change, a supplemental application and evidence of insurability must also be submitted to us.If you increase the Specified amount, there will be additional Surrender Charges in the event you request a surrender of the Policy. A Surrender Charge may apply to a decrease in Specified Amount. Please refer to the Surrender Charges section of this prospectus for more information on conditions that would cause a Surrender Charge to be applied. A table of Surrender Charges is included in each Policy. Any Reduction in Specified Amount will be made against the Initial Specified Amount and any later increase in the Specified Amount on a last in, first out basis. Any increase in the Specified Amount will increase the amount of the Surrender Charge applicable to your Policy. Changes in Specified Amount do not affect the Premium Load as a percentage of Premium.We may decline any request for Reduction in Specified Amount if, after the change, the Specified Amount would be less than the minimum Specified Amount. We may also decline such a request if it would reduce the Specified Amount below the level required to maintain the Policy as life insurance for purposes of federal income tax law according to the death benefit qualification test you elected at the time you applied for the Policy.Also, because the death benefit qualification tests, as discussed below, require certain ratios between Premium and death benefit and between the Policy’s Accumulation Value and death benefit, we may increase the Policy’s death benefit above the Specified Amount in order to satisfy the test you elected. If the increase in the Policy’s death benefit causes an increase in the Net Amount at Risk, charges for the Cost of Insurance Charge will increase as well.Any change is effective on the first Monthly Anniversary Day on, or after, the date of approval of the request by Lincoln Life, provided that any increase in cost is either included in a Premium Payment by you or the Policy’s Accumulation Value is sufficient to cover the increased Monthly Deduction. If the Monthly Deduction amount would increase as a result of the change, the changes will be effective on the first Monthly Anniversary Day on which the Accumulation Value is equal to, or greater than, the Monthly Deduction amount.Note: Increases in Specified Amount are not permitted in Virginia. Death Benefit Qualification TestYou will have the opportunity to choose between the two death benefit qualification tests defined in Section 7702 of the Internal Revenue Code of 1986 as amended (“Code”), the “Cash Value Accumulation Test” and the “Guideline Premium Test”. If you do not choose a death benefit qualification test at that time, you will be deemed to have chosen the Guideline Premium Test. Once your Policy has been issued and is in force, the death benefit qualification test cannot be changed.The Guideline Premium Test calculates the maximum amount of Premium that may be paid to provide the desired amount of insurance for an Insured of a particular age. Because payment of a Premium amount in excess of this amount will disqualify the Policy as life insurance, we will return to you any amount of such excess. The test also applies a prescribed percentage factor, to determine a minimum ratio of death benefit to Accumulation Value. A table of the applicable percentage factors will be included as a part of the Policy Specifications when you receive your Policy.The Cash Value Accumulation Test requires that the death benefit be sufficient to prevent the Accumulation Value from ever exceeding the “Net Single Premium” required to fund the future benefits under the Policy. (The “Net Single Premium” is calculated in accordance with Section 7702 of the Code and is based on the Insured’s age, risk classification and gender.) At any time the Accumulation Value is greater than the Net Single Premium for the proposed death benefit, the death benefit will be automatically increased by multiplying the Accumulation Value by a percentage that is defined as $1,000 divided by the Net Single Premium. A table of the applicable percentage factors will be included as a part of the Policy Specifications when you receive your Policy.The tests differ as follows:(1)The Guideline Premium Test expressly limits the amount of Premium that you can pay into your Policy while the Cash Value Accumulation Test does not.(2)The factors that determine the minimum death benefit relative to the Policy’s Accumulation Value are different and required increases in the minimum death benefit due to growth in Accumulation Value will generally be greater under the Cash Value Accumulation Test.(3)If you wish to pay more Premium than is permitted under the Guideline Premium Test, for example to target a funding objective, you should consider the Cash Value Accumulation Test, because it generally permits the payment of higher amounts of Premium. Please note that payment of higher Premiums could also cause your Policy to be deemed a MEC (see Tax Issues, sub-section Policies That Are MEC's in your prospectus).(4)If your primary objective is to maximize the potential for growth in Accumulation Value, or to conserve Accumulation Value, generally the Guideline Premium Test will better serve this objective.(5)While application of either test may require an increase in death benefit, any increase in the Cost of Insurance Charges that arises as a result of the increase in the Policy’s Net Amount at Risk will generally be less under the Guideline Premium Test than under the Cash Value Accumulation Test. This is because the required adjustment to the death benefit under the Guideline Premium Test is lower than that which would result under the Cash Value Accumulation Test.You should consult with a qualified tax advisor before choosing the death benefits qualification test. Please ask your registered representative for illustrations which demonstrate the impact of selection of each test on the particular policy, including any riders, which you are considering.Payment of Death Benefit ProceedsProof of death should be furnished to us at our Administrative Office as soon as possible after the death of the Insured. This notification must include a certified copy of an official death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.After receipt at our Administrative Office of proof of death of the Insured and any other necessary claims requirements, the Death Benefit Proceeds will ordinarily be paid within seven days. The proceeds will be paid in a lump sum or in accordance with any settlement option selected by the Owner or the Beneficiary. Payment of the Death Benefit Proceeds may be delayed if your Policy is contested or if Separate Account Values cannot be determined.Every state has unclaimed property laws which generally declare property, including monies owed (such as death benefits) to be abandoned if unclaimed or uncashed after a period (typically three to five years) from the date the property is intended to be delivered or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered and, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you contact us and update your Beneficiary designations, including addresses, if and as they change.
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	Changes to the Initial Specified AmountWithin certain limits, you may decrease (reduce) or, with satisfactory evidence of insurability, increase the Specified Amount. Any increase in Specified Amount may increase the Net Amount at Risk and the Cost of Insurance Charge. (See the “Cost of Insurance Charge” section of this prospectus.) The minimum Specified Amount is currently $100,000 (other limits may apply when your Policy is not fully underwritten).A Partial Surrender may reduce the Specified Amount. If the Specified Amount is reduced as a result of a Partial Surrender, the death benefit may also be reduced. (See section headed “Policy Surrenders - Partial Surrender” for details as to the impact a Partial Surrender may have on the Specified Amount.)You must submit all requests for changes in the Specified Amount in writing to our Administrative Office. The minimum increase in Specified Amount currently permitted is $1,000. If you request a change, a supplemental application and evidence of insurability must also be submitted to us.If you increase the Specified amount, there will be additional Surrender Charges in the event you request a surrender of the Policy. A Surrender Charge may apply to a decrease in Specified Amount. Please refer to the Surrender Charges section of this prospectus for more information on conditions that would cause a Surrender Charge to be applied. A table of Surrender Charges is included in each Policy. Any Reduction in Specified Amount will be made against the Initial Specified Amount and any later increase in the Specified Amount on a last in, first out basis. Any increase in the Specified Amount will increase the amount of the Surrender Charge applicable to your Policy. Changes in Specified Amount do not affect the Premium Load as a percentage of Premium.We may decline any request for Reduction in Specified Amount if, after the change, the Specified Amount would be less than the minimum Specified Amount. We may also decline such a request if it would reduce the Specified Amount below the level required to maintain the Policy as life insurance for purposes of federal income tax law according to the death benefit qualification test you elected at the time you applied for the Policy.Also, because the death benefit qualification tests, as discussed below, require certain ratios between Premium and death benefit and between the Policy’s Accumulation Value and death benefit, we may increase the Policy’s death benefit above the Specified Amount in order to satisfy the test you elected. If the increase in the Policy’s death benefit causes an increase in the Net Amount at Risk, charges for the Cost of Insurance Charge will increase as well.Any change is effective on the first Monthly Anniversary Day on, or after, the date of approval of the request by Lincoln Life, provided that any increase in cost is either included in a Premium Payment by you or the Policy’s Accumulation Value is sufficient to cover the increased Monthly Deduction. If the Monthly Deduction amount would increase as a result of the change, the changes will be effective on the first Monthly Anniversary Day on which the Accumulation Value is equal to, or greater than, the Monthly Deduction amount.Note: Increases in Specified Amount are not permitted in Virginia. Death Benefit Qualification TestYou will have the opportunity to choose between the two death benefit qualification tests defined in Section 7702 of the Internal Revenue Code of 1986 as amended (“Code”), the “Cash Value Accumulation Test” and the “Guideline Premium Test”. If you do not choose a death benefit qualification test at that time, you will be deemed to have chosen the Guideline Premium Test. Once your Policy has been issued and is in force, the death benefit qualification test cannot be changed.The Guideline Premium Test calculates the maximum amount of Premium that may be paid to provide the desired amount of insurance for an Insured of a particular age. Because payment of a Premium amount in excess of this amount will disqualify the Policy as life insurance, we will return to you any amount of such excess. The test also applies a prescribed percentage factor, to determine a minimum ratio of death benefit to Accumulation Value. A table of the applicable percentage factors will be included as a part of the Policy Specifications when you receive your Policy.The Cash Value Accumulation Test requires that the death benefit be sufficient to prevent the Accumulation Value from ever exceeding the “Net Single Premium” required to fund the future benefits under the Policy. (The “Net Single Premium” is calculated in accordance with Section 7702 of the Code and is based on the Insured’s age, risk classification and gender.) At any time the Accumulation Value is greater than the Net Single Premium for the proposed death benefit, the death benefit will be automatically increased by multiplying the Accumulation Value by a percentage that is defined as $1,000 divided by the Net Single Premium. A table of the applicable percentage factors will be included as a part of the Policy Specifications when you receive your Policy.The tests differ as follows:(1)The Guideline Premium Test expressly limits the amount of Premium that you can pay into your Policy while the Cash Value Accumulation Test does not.(2)The factors that determine the minimum death benefit relative to the Policy’s Accumulation Value are different and required increases in the minimum death benefit due to growth in Accumulation Value will generally be greater under the Cash Value Accumulation Test.(3)If you wish to pay more Premium than is permitted under the Guideline Premium Test, for example to target a funding objective, you should consider the Cash Value Accumulation Test, because it generally permits the payment of higher amounts of Premium. Please note that payment of higher Premiums could also cause your Policy to be deemed a MEC (see Tax Issues, sub-section Policies That Are MEC's in your prospectus).(4)If your primary objective is to maximize the potential for growth in Accumulation Value, or to conserve Accumulation Value, generally the Guideline Premium Test will better serve this objective.(5)While application of either test may require an increase in death benefit, any increase in the Cost of Insurance Charges that arises as a result of the increase in the Policy’s Net Amount at Risk will generally be less under the Guideline Premium Test than under the Cash Value Accumulation Test. This is because the required adjustment to the death benefit under the Guideline Premium Test is lower than that which would result under the Cash Value Accumulation Test.You should consult with a qualified tax advisor before choosing the death benefits qualification test. Please ask your registered representative for illustrations which demonstrate the impact of selection of each test on the particular policy, including any riders, which you are considering.Payment of Death Benefit ProceedsProof of death should be furnished to us at our Administrative Office as soon as possible after the death of the Insured. This notification must include a certified copy of an official death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.After receipt at our Administrative Office of proof of death of the Insured and any other necessary claims requirements, the Death Benefit Proceeds will ordinarily be paid within seven days. The proceeds will be paid in a lump sum or in accordance with any settlement option selected by the Owner or the Beneficiary. Payment of the Death Benefit Proceeds may be delayed if your Policy is contested or if Separate Account Values cannot be determined.
Item 11. Other Benefits Available (N-6) [Text Block]	OTHER BENEFITS AVAILABLE UNDER THE POLICYIn addition to the Death Benefit under the Policy, other standard and optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table. More information about each rider follows the table.
Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
No-Lapse Enhancement Rider	Prevents lapse if the Policy’s Surrender Value is insufficient to cover the Monthly Deductions.	Standard
•Automatically issued at Policy purchase.
•You may not allocate Accumulation Value and
Premium Payments to the money market Sub-
Account except for purposes described in the “Right
to Examine Period” section, as an account from which
to transfer funds for the Dollar Cost Averaging
program as described in the section headed “Optional
Sub-Account Allocation Programs”, and in the event
of a fund liquidation as described in the section
headed “Sub-Account Availability and Substitution of
Funds”.
•For applications received on or after May 15, 2023,
significant investment restrictions apply so long as
the rider remains in effect.
•Maintaining Automatic Rebalancing with the
applicable allocation requirements, as described in
this prospectus, is required to keep this rider in force.

Overloan Protection Rider	Provides that your Policy will not lapse solely based on Debt exceeding the Surrender Value.	Standard
•Automatically issued at Policy purchase if Guideline
Premium Test is chosen. Not available if Cash Value
Accumulation Test is chosen.
•Once you exercise the benefit, the following changes
will be made to your Policy:
•We will no longer allow Premium Payments, Partial
Surrenders, or changes to the Specified Amount.
•All other riders will be terminated.
•No additional Monthly Deductions will be taken.
•The Separate Account Value will be transferred to the
Fixed Account.
•The Policy will become paid-up insurance (i.e. no
further payment will be required).

Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Premium Reserve Rider
Allows you to pay
some Premiums that
accumulate in the
same manner as if
they had been
allocated to your
Policy without being
subject to all Policy
charges and
expenses. The
Premium Reserves,
in turn, can be used
to prevent the Policy
from lapsing.
Standard
•Automatically issued at Policy purchase in states
where it is available.
•Premiums allocated to the Premium Reserve Rider do
not increase the Policy’s Accumulation Value and,
therefore, will not decrease the Net Amount at Risk.
•If the entire Premium Reserve is transferred to
prevent a lapse, the rider will terminate, and no future
Premium Payments to the rider are permitted.

Automatic Rebalancing	To periodically restore sub account exposure to a pre- determined level selected by the policyholder to reduce potential risk of exposure to market volatility.	Standard
•Is only available on a quarterly basis.
•Must be maintained on product to keep No-Lapse
Enhancement rider (see Riders).
•Can be terminated; however will terminate No-Lapse
Enhancement rider (see Riders).

Basic Accelerated Benefits Riders	Advances a portion of the death benefit upon Insured being Terminally Ill, critically ill or confined to a nursing home.	Optional
•Version 1: available at Policy purchase or anytime
thereafter; Version 2: available at Policy purchase
only.
•Availability is subject to underwriting criteria
(including age and state of health).
•Terminal illness coverage is up to 50% of the death
benefit.
•Nursing Home Confinement coverage is up to 40% of
the death benefit.
•Terminal Illness coverage and Nursing Home
Confinement coverage is subject to an overall
maximum of $250,000.
•Version 2: critical illness coverage is 5% of the death
benefit not to exceed $25,000 upon the occurrence of
the first critical illness.
•The illness or confinement must meet conditions of
the Rider to qualify for payments.
•Benefits received from this rider will terminate any
other Accelerated Benefit rider.

Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Lincoln LifeEnhance® Accelerated Benefits Rider	Advances payment of up to 100% of the Original Benefit upon the occurrence of chronic or terminal illness.	Optional
•Available at Policy purchase only.
•Start of benefit payments will terminate the Premium
Reserve Rider and Enhanced Surrender Value Rider, if
applicable.
•Availability subject to underwriting criteria (including
age and state of health) at time of Policy purchase
only.
•The chronic illness or terminal Illness, must meet
conditions of the Rider to qualify for payments.

Lincoln LifeAssure® Accelerated Benefits Rider.	Advances up to 100% of the Original Benefit upon the occurrence of a chronic or terminal illness.	Optional
•Available at Policy purchase only.
•Start of benefit payments will terminate the Premium
Reserve Rider and Enhanced Surrender Value Rider, if
applicable.
•Availability subject to underwriting criteria (including
age and state of health) at time of Policy purchase
only.
•The chronic or terminal illness, must meet conditions
of the Rider to qualify for payments.
•Benefit payments received will be less than the
amount accelerated because each payment is subject
to a discount factor for early payment

Long-Term Care Rider	Provides monthly benefit payments for the reimbursement of expenses incurred by the Insured for Covered Services.	Optional
•Available at Policy purchase only.
•Start of benefit payments will terminate any other
Accelerated Benefit Rider, Enhanced Surrender Value
Rider and Premium Reserve Rider.
•If you exercise any other Accelerated Benefit Rider or
the Overloan Protection Rider, this rider will
terminate.
•Amounts we reimburse are subject to a monthly
maximum dollar amount that can be accelerated each
Policy Month.
•Availability is subject to underwriting criteria
(including age and state of health) at time of Policy
purchase only.
•The long-term care services must meet conditions of
the Rider to qualify for reimbursement.

Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Bonus Rider
Uses a portion of the
Separate Account
Value to create an
Open Bonus Option.
The new Open Bonus
Option will credit a
Bonus Rider Benefit
Amount, if any, to
the Accumulation
Value on its Bonus
Option Maturity
Date.
Optional
•Available at Policy purchase only.
•If the Insured is on total disability as provided and
defined under any Waiver of Monthly Deduction Rider,
the Bonus Rider will be inactive.
•If the Policy’s death benefit is being accelerating
under any Long-Term Care Rider: no Bonus Rider
charge will be deducted, no new bonus options will
be started, and any Bonus Rider benefit amounts will
be applied to the Fixed Account.

Change of Insured Rider	Permits a change in the person who is Insured under the Policy.	Optional
•Available at Policy purchase or until the attained age
of 65.
•Benefit ceases to be available on the contract
anniversary nearest to the current Insured’s 65th
birthday.
•The new Insured is subject to underwriting
requirements.
•Policy value requirements apply.
•Policy charges applicable to the new Insured may
differ from charges applicable to the current Insured.
•Any change in Insured is a taxable event.

Enhanced Surrender Value Rider	Provides an Enhanced Surrender Value free of a Surrender Charge if you fully surrender your Policy during the first five Policy Years.	Optional	•Available at Policy purchase only.
Waiver of Monthly Deduction Rider	Waives monthly deductions during periods of total disability.	Optional	•Available at Policy purchase only. •The disability must meet conditions and commence prior to the Policy Anniversary nearest the Insured’s 65th birthday to qualify for payments.
Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Dollar Cost Averaging
An investment
strategy that divides
up the total amount
to be invested in one
or more sub
accounts over a
specified period of
time. This averages
the purchase cost of
the assets over time
and helps to reduce
the potential impact
of market volatility.
		Optional	•Available 1st policy year only, at Policy purchase. •Cannot move money to Fixed Account or money market. •Automatically moves to Automatic Rebalancing after 1st Policy Anniversary.
No-Lapse Enhancement Rider:  We will automatically issue this Rider with your Policy and there is no charge for it. This Rider provides you with a limited benefit in the event that your Policy would otherwise lapse. It does not provide any additional death benefit amount or any increase in your policy value and it does not provide any type of market performance guarantee. While this Rider is effective, there are certain requirements and limitations that are imposed which may restrict the allocations you may wish to make. These are described in the “Allocation Requirements” section below and the “Appendix B: Current Investment Restrictions for Optional Benefits – No-Lapse Enhancement Rider.”For applications received on or after May 15, 2023, significant investment restrictions apply so long as the rider remains in effect. If you do not wish to be subject to those restrictions, you must terminate the rider, but terminating the rider will cause you to lose that standard benefit. Terminating the benefit will not reduce the charges to which your Policy is subject.The Rider’s benefit: The Rider consists of the No-Lapse Value provision (the “No-Lapse Value Provision”) and the Reset Account Value provision (the “Reset Account Value Provision”). Under this Rider, if the Policy’s Surrender Value is insufficient to cover the Monthly Deductions, your Policy will not lapse as long as either the No-Lapse Value or the Reset Account Value, less any Debt, is greater than zero. If both the No-Lapse Value and the Reset Account Value, less any Debt, are zero or less, this Rider will not prevent your Policy from lapsing. The “No-Lapse Value” and “Reset Account Value” are reference values only and are determined as described below using Reference Rates and fees unique to each provision. These Reference Rates and fees are fixed at issue for the life of the Policy and are different from the rates and fees we use to calculate the Accumulation Value of the Policy. How long the protection lasts: The duration of lapse protection provided by this Rider will be determined monthly and may vary based on the amount and timing of Net Premium Payments that are paid, interest credited, the amount of any Partial Surrenders, and rates and fees for the Rider. Payment of Premiums higher than the Planned Premium and interest credited on Net Premiums will increase the duration of lapse protection. Partial Surrenders and the costs of other riders which have their own charges will reduce the duration of lapse protection. Also, the duration of lapse protection provided by this Rider may be impacted by certain factors including:a. Changes in premium timing, frequency or amount, including those Premium Payments paid;i. later than the month following the Planned Premium due date, which may shorten the duration of lapse protection, ii. more than a month earlier than the Planned Premium due date, which may lengthen the duration of the lapse protection; iii. more frequently than your scheduled Premium Payments, which may shorten the duration of lapse protection for the same amount of total Premium pay in a year; iv. less frequently than your scheduled Premium Payments, which may lengthen the duration of lapse protection for the same amount of total Premium paid in a year; v. in lesser amount than the Planned Premium, which may shorten the duration of lapse protection; and vi. paid in greater amounts than the Planned Premium, which may lengthen the duration of lapse protection. b. Your request(s) to initiate policy changes such as loans, Partial Surrenders, increases in Specified Amount, the addition of Riders, or exercising rider benefits, which may shorten the duration of lapse protection.c. Your request(s) to initial policy changes such as decreased in Specified Amount or the removal of Riders which may lengthen the duration of lapse protection. All Premiums received between two Monthly Anniversary Days will be credited as if they had been received as of the prior Monthly Anniversary Day in relation to the actual premium receipt date. This means that the Premium will be treated as having been received before the calculation of the No-Lapse Value Monthly Deduction, Reset Account Value Monthly Deduction and interest crediting. This treatment of effective date of Premiums only applies for the purposes of calculating the No-Lapse Value and the Reset Account Value. All Premiums received in the Policy Month prior to a decrease in the No-Lapse Value Premium Load and the Reset Account Value Premium Load will receive the lower No-Lapse Value Premium Load and the Reset Account Value Premium Load, as shown in the Policy Specifications.To help ensure that any changes you make to your Policy will accomplish your insurance objective, we encourage you to request a personalized policy illustration from your registered representative that shows the impact of such changes to future death benefits, policy values, and the duration of this Rider’s lapse protection. Impact on Guaranteed Minimum Death Benefit Options: At the time of application, you will elect a Guaranteed Minimum Death Benefit Option. Once elected, the GMDB Option cannot be changed. The following are the two options: •Option 1: Until the Insured’s Attained Age 90, the GMDB will be the Initial Specified Amount less any decreases in the Specified Amount. At the Insured’s Attained Age 90, the GMDB will automatically be reduced and set equal to the Initial Specified Amount minus any benefit payments under an acceleration of benefits or the Long-Term Care Rider, multiplied by 50%, unless the GMDB at the Insured’s Attained Age 90 is below this amount.•Option 2: The Initial Specified Amount less any decreases in the Specified Amount.Impact on Death Benefit Proceeds: If this Rider is actively preventing the Policy from Lapse, the death benefit payable will be determined as described below. Otherwise, the death benefit payable will be determined per the Death Benefit Proceeds provision of the Policy. (See section headed “Death Benefits” form more information.)Each provision triggers a different death benefit, which are different from the Death Benefit Proceeds otherwise applicable under the Policy. If the requirements of only one of these provisions are met, the Death Benefit Proceeds payable will be calculated under that provision. If the requirements of both of these provisions are met, the Death Benefit Proceeds payable will be the greater of the Death Benefit Proceeds calculated under each provision. If the Insured dies while the No-Lapse Provision is maintaining the Policy in force, the Death Benefit Proceeds will be equal to: the Guaranteed Minimum Death Benefit plus any Riders or benefits that are payable, less any debt and Partial Surrenders processed after the Insured’s date of death. Note: While you can’t request an increase in the GMDB, if the current Specified Amount is decreased below the GMDB, the GMDB will automatically be decreased to an amount equal to the reduced Specified Amount. If the Insured dies while the Reset Account Value Provision is maintaining the Policy in force, the Death Benefit Proceeds will be equal to the Reset Death Benefit plus any Riders or benefits that are payable, less any Debt and Partial Surrenders after the Insured’s date of death. The Reset Death Benefit on the Policy Date equals the Initial Specified Amount shown in the Policy Specifications. If the current Specified Amount is decreased below the Reset Death Benefit, the Reset Death Benefit will automatically be decreased to an amount equal to the new reduced Specified Amount. The Reset Death Benefit decrease will become effective on the same date as the decrease in current Specified Amount. You cannot request an increase in the Reset Death Benefit. What happens when the Rider’s benefits go into effect: During any time that this Rider is preventing the Policy from Lapse, the following will occur as applicable:a.Monthly Deductions will continue to be accumulated, but will not be deducted. The Surrender Value will not be less than zero. Cost of Insurance rates will not be charged on an amount greater than the death benefit at the beginning of the Policy Month. Any Death Benefit Proceeds payable will not be reduced by the accumulated unpaid Monthly Deductions.b.Loan interest will continue to accrue and will be added to the total amount of Debt.If the Rider is no longer preventing Lapse, or upon termination of the No-Lapse Enhancement Rider, whichever occurs first, any accumulated unpaid Monthly Deductions will need to be repaid in addition to the amount described in the Grace Period provision in order to keep the Policy in force.Impact on the Policy’s Grace Period: The Grace Period provision of the Policy will begin on the Monthly Anniversary Day on which the No-Lapse Value, less Debt, and the Reset Account Value, less Debt, are less than or equal to zero and the Policy has met the conditions for entering the Grace Period. You will be notified of the pending Lapse as provided under that provision.Allocation Requirements: While this Rider is effective, there are certain allocation constraints and investment requirements that are or may be imposed. This means that you may be restricted in your choice of and/or in how much you can invest in certain Sub-Account(s) and/or the Fixed Account. If you do not comply with these requirements, the Rider will terminate and, if the Rider terminates, the Policy will remain in force only if the Surrender Value is sufficient to cover the Monthly Deductions.You will be notified at least 61 days prior to the date of any change in the Allocation Requirements. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the Rider. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Sub-Account investments.At the time you receive notice of a change to the Allocation Requirements, if you are not in compliance with the new Allocation Requirements, you may:1. submit your own reallocation instructions for the Accumulation Value, before the date specified in the notice, so that the Allocation Requirements are satisfied; or2. take no action, which will result in termination of the Rider on the date specified in the notice; or 3. elect to terminate the Rider immediately, without waiting for a termination event.Please note, upon a change in Allocation Requirements, we will not reallocate any of your Policy’s Accumulation Value except pursuant to your instructions in writing or by telephone (if you have previously authorized telephone transfers in writing). Failure to timely reallocate your Policy Accumulation Value in accordance with any new Allocation Requirements will cause your Rider to terminate.Currently, the following allocation constraints apply to all No-Lapse Enhancement Riders, regardless of the date the application was received:a. Automatic Rebalancing will be in effect when the Policy is issued and you must maintain Automatic Rebalancing in order to keep this Rider in effect. If you discontinue Automatic Rebalancing after the Policy is issued, this Rider will terminate. (Refer to the section headed “Optional Sub-Account Allocation Programs” for more information about Automatic Rebalancing.)b. This Rider limits the use of the money market Sub-Account to the following: (a) for the purposes described in the “Right to Examine Period” section of this prospectus; and (b) as an account from which to transfer funds for the Dollar Cost Averaging program as described in the section headed “Optional Sub-Account Allocation Programs”. Please note that any balance remaining in the money market Sub-Account upon termination of Dollar Cost Averaging will need to be transferred to other Sub-Account(s) or the Fixed Account, as specified by you. Use of the money market Sub-Account other than as described above will result in the Rider terminating.For applications received on or after May 15, 2023, the following additional investment restrictions apply to keep this Rider in effect. The Sub-Accounts of your Policy are divided into tiers. You can select the percentages of Accumulation Value to allocate to individual Sub-Accounts within the tier and/or to the Fixed Account, but the total allocation percentages must comply with the specified minimum or maximum percentages for that tier. We may change the tier that each Sub-Account is assigned to, the number of tiers, the minimum or maximum percentages of Accumulation Value allowed in each tier, the investment options that are or are not available to you, or the rebalancing frequency at any time in our sole discretion. If we make such a change, you will be notified as described above.Currently, a maximum of 75% of the Accumulation Value can be invested in tier 3 Sub-Accounts. If any of the Accumulation Value is invested in tier 3 Sub-Accounts, a minimum of 25% of the Accumulation Value must be invested in tier 1 Sub-Accounts or the Fixed Account. There are no restrictions or requirements on tier 2 Sub-Accounts.Please refer to “Appendix B: Current Investment Restrictions for Optional Benefits – No-Lapse Enhancement Rider” for the current tier assignments for each of the Sub-Accounts under the Policy.For applications received prior to May 15, 2023, we do not currently impose additional investment restrictions. However, we may establish additional investment restrictions in the future. Any future investment restrictions may be in the form of one or both of the following:i. a maximum percentage of the Policy’s Accumulation Value to be permitted in certain Sub-Accounts, particularly those with higher than average volatility, or the Fixed Account; orii. a minimum percentage of the Policy’s Accumulation Value to be required in certain Sub-Accounts, particularly those with lower than average volatility (please review the “Sub-Accounts and Funds” section of this prospectus).If we impose such additional investment restrictions you will be notified as described above. How we determine the No-Lapse Value: The No-Lapse Value is a reference value only (and it may become less than zero). It is not used in determining the Accumulation Value or death benefit provided by the Policy. The No-Lapse Value on the Policy Date will be the initial Premium received, plus the No-Lapse Value Premium Credit as shown in the Policy Specifications, less the No-Lapse Monthly Deduction for the first Policy Month.On each Monthly Anniversary Day, the No-Lapse Value is calculated taking into account the following:1.The No-Lapse Value on the preceding Monthly Anniversary Day;2.Premiums received since the preceding Monthly Anniversary Day (either adding the amount of the No-Lapse Value Premium Credit or subtracting the amount of the No-Lapse Value Premium Load based on Policy Years as shown in the Policy Specifications);3.Partial Surrenders (i.e. withdrawals) since the preceding Monthly Anniversary Day;4.Accumulated No-Lapse Value Credited Interest (interest credited to the No-Lapse Value daily) is calculated using the interest rates shown in the table of No-Lapse Value Credited Interest rates shown in the Policy Specifications;5.The No-Lapse Value Monthly Deduction described below for the Policy Month following the Monthly Anniversary Day; and6.The Surrender Charge, if any, as determined from the Table of Surrender Charges shown in the Policy Specifications for any decrease in Specified Amount on the Monthly Anniversary Day.The Guaranteed Minimum Death Benefit (“GMDB”) is determined by the GMDB Option that you elected and is shown in the Policy Specifications. If the current Specified Amount is decreased below the GMDB, the GMDB will automatically be decreased to an amount equal to the reduced Specified Amount. The GMDB decrease will become effective on the same date as the decrease in current Specified Amount. You cannot request an increase in the GMDB. Please see the “Death Benefit Option” section for more information.How we determine the No-Lapse Value Monthly Deduction and the No-Lapse Value Cost of Insurance: The No-Lapse Value Monthly Deduction for a Policy Month equals the sum of the No-Lapse Value Cost of Insurance as described below, the cost of any additional benefits provided by other rider(s) for the Policy Month and the No-Lapse Value Monthly Policy Fee, and after deducting the No-Lapse Monthly Administrative Fee as shown in the Policy Specifications.The No-Lapse Value Cost of Insurance will be the result of (1) minus (2), multiplied by (3), and divided by 1,000, where:(1) Is the No-Lapse Death Benefit Value described below at the beginning of the Policy Month, divided by the Net Amount at Risk Discount Factor shown in the Policy Specifications;(2) Is the larger of:i. the No-Lapse Value at the beginning of the Policy Month after the deduction of the No-Lapse Value Monthly Policy Fee and after the deduction of the No-Lapse Value Monthly Administrative Fee but prior to the deduction for the monthly No-Lapse Value Cost of Insurance; orii. zero if the No-Lapse Value is less than zero. (3) Is the applicable No-Lapse Factor described in the Policy Specifications. The No-Lapse Factor may be modified by the Table of Funding Level Threshold Percentages and resulting reduction factor, if applicable, as described in the Policy Specifications. The Funding Level, mentioned above, is measured by dividing the No-Lapse Value on the Monthly Anniversary Day by the current Guaranteed Minimum Death Benefit. The Funding Level is used in the Table of Funding Level Threshold Percentages shown in the Policy Specifications to determine if the No-Lapse Factor will be modified by a reduction factor. The No-Lapse Factor is used to calculate the No-Lapse Cost of Insurance.How we calculate the No-Lapse Death Benefit Value: The No-Lapse Death Benefit Value is equal to the Guaranteed Minimum Death Benefit plus the amount of any increases in the Specified Amount. The No-Lapse Death Benefit Value is used only to determine the monthly No-Lapse Value Cost of Insurance; it is not used to determine the death benefit provided by the Policy or this Rider.How we determine the Reset Account Value: The Reset Account Value is a reference value (which may become less than zero) and is not used in determining the Accumulation Value or death benefit provided by the Policy. The Reset Account Value on the Policy Date will be the initial Premium received, less the Reset Account Premium Load, as shown in the Policy Specifications, and less the Reset Account Monthly Deduction for the first Policy Month:On each Monthly Anniversary Day, the Reset Account Value is calculated taking into account the following:1.the Reset Account Value on the preceding Monthly Anniversary Day;2.Premiums received since the preceding Monthly Anniversary Day, subtracting the amount of the Reset Account Value Premium Load;3.Partial Surrenders (i.e. withdrawals) since the preceding Monthly Anniversary Day;4.Accumulated Reset Account Value Credited Interest (interest credited to the Reset Account Value daily) is calculated using the Reset Account Value Credited Interest rate shown in the Policy Specifications;5.The Reset Account Value Monthly Deduction described below for the Policy Month following the Monthly Anniversary Day; and6.the Surrender Charge, if any, as determined from the Table of Surrender Charges shown in the Policy Specifications for any decrease in Specified Amount on the Monthly Anniversary Day.On each Policy Anniversary, the Reset Account Value may increase to reflect positive investment performance. If the Reset Account Value on that Policy Anniversary is less than the Accumulation Value on that same Policy Anniversary, the Reset Account Value will be reset to equal the Accumulation Value.How we determine the Reset Account Monthly Deduction and the Reset Account Cost of Insurance: The Reset Account Monthly Deduction for a Policy Month equals the sum of the Reset Account Value Cost of Insurance as described below the cost of any additional benefits provided by other rider(s) for the Policy Month and the Reset Account Monthly Administrative Fee shown in the Policy Specifications.The Reset Account Value Cost of Insurance will be the result of (1) minus (2), multiplied by (3), and divided by 1,000, where:(1) is the Reset Account Death Benefit Value at the beginning of the Policy Month, divided by the Net Amount at Risk Discount Factor shown in the Policy Specifications;(2) is the Reset Account Value at the beginning of the Policy Month after the deduction of the Reset Account Value Monthly Administrative Fee but prior to the deduction for the monthly Reset Account Value Cost of Insurance, or zero if the Reset Account Value is less than zero, and(3) is the Reset Factor as described in the Policy Specifications. How we calculate the Reset Account Death Benefit Value: The Reset Account Death Benefit Value is equal to the Reset Death Benefit plus the amount of any increases in Specified Amount. The Reset Account Death Benefit Value is used only to determine the monthly Reset Account Value Cost of Insurance; it is not used to determine the death benefit provided by the Policy or this Rider. When will the Rider terminate: The Rider and all rights provided under it will terminate automatically on the first of the following to occur:1. the Insured reaches age 121;2. the surrender or other termination of the Policy;3. you request to terminate Automatic Rebalancing; 4. you use the money market Sub-Account other than as described in the Allocation Requirement above; or5. an allocation restriction, described in the “Allocation Requirements” section above and the “Appendix B: Current Investment Restrictions for Optional Benefits – No-Lapse Enhancement Rider” section below is imposed and you do not take corrective action within 61 days after the date of mailing of the notice that your allocations do not comply. If this Rider terminates due to item (1) above, coverage will continue as described in the Continuation of Coverage section of this prospectus, and the Death Benefit Proceeds available under this Rider will continue to apply. If this Rider terminates due to items (3), (4) or (5) above it can result in the need to repay unpaid Monthly Deductions in order to keep your Policy in force and this Rider cannot be reinstated. You should consider your options carefully when choosing to terminate this Rider under one of these conditions. If the Policy terminates and is reinstated, the rider will likewise be reinstated unless the rider had terminated before the Policy terminated. Overloan Protection Rider.  If this rider is issued with your Policy, you meet the requirements as described in the rider (see below) and you choose to take advantage of the benefit it provides, your Policy will not lapse solely based on Debt exceeding the Surrender Value. It is a limited benefit, in that it does not provide any additional death benefit or any increase in Accumulation Value. Also, it does not provide any type of market performance guarantee.We will automatically issue this rider with your Policy if the death benefit qualification test chosen is the Guideline Premium Test. This rider is not available if you have chosen the Cash Value Accumulation Test as the basis for the Policy qualifying as life insurance under federal tax law and the benefit is not available to you if the Policy is a Modified Endowment Contract. While there is no charge for adding this rider to your Policy, if you choose to exercise this benefit, there is a one-time charge shown in the Policy Specifications. (See the “Periodic Charges Other Than Annual Underlying Fund Fees and Operating Expenses” table and Policy Charges and Fees section of this prospectus.) In addition to the conditions mentioned above the following must be met at the time the benefit is exercised:(1)Policy Debt is larger than the Specified Amount; and(2)The Policy has been in force for a minimum number of Policy Years (“Minimum Policy Years in Force”) as shown in the Policy Specifications; and(3)Any Insured identified in the Policy Specifications has attained the age shown as “Minimum Attained Age” in the Policy Specifications; and(4)The Policy’s Accumulation Value less Debt must be enough to cover the charge as shown in the Policy Specifications; and(5)The ratio of Debt to the Policy’s Accumulation Value must be between the Minimum and Maximum Value Threshold Percentages shown in the Policy Specifications; and(6)Both the guideline single premium and the guideline level premiums calculated under the Guideline Premium Test must be greater than zero (see the “Death Benefit Qualification Test” section of this prospectus) (unless the youngest Insured has attained or would have attained at least age 100)Once you exercise the benefit, the following changes will be made to your Policy:a. We will no longer allow Premium Payments, Partial Surrenders, or changes to the Specified Amount;b. All other riders will be terminated; c. No additional Monthly Deductions will be taken; d. The Separate Account Value (also referred to the “Variable Account Value” in the rider), if any, will be transferred to the Fixed Account. (This transfer will not be subject to any limitations that may otherwise be in effect and will not be assessed a charge. Also, no further transfers will be allowed, and Automatic Rebalancing will end); ande. The Policy will become paid-up insurance (i.e. no further payments will be required) and the death benefit will be determined as provided by the Policy but will be no less than the greater of the following amounts, less Debt:(i) Debt plus $10,000; or(ii) An amount determined by us equal to the amount required to qualify the Policy as life insurance under the Internal Revenue Code.You should consult with a qualified tax advisor before exercising this rider, as there may be tax consequences in the event you fail to meet eligibility for this rider. Also, we will provide you with notice the first time your Policy meets all the conditions and requirements noted above. We strongly recommend that you carefully monitor the performance of your Policy by annually reviewing a projection of the Policy’s benefits and values (an “illustration”) in order to improve your opportunity of meeting the requirements and conditions of the rider.Premium Reserve Rider: We will automatically issue this rider with your Policy in states where it is available. The rider allows you to pay Premiums in addition to those you plan to pay for your Policy and to have such amounts accumulate in the same manner as if they had been allocated to your Policy without, as detailed in the rider, being subject to all charges and expenses of your Policy. For example, this rider can be used to fund future Premium Payments if needed while retaining the flexibility to withdraw such funds from the rider without reducing the Policy’s Specified Amount (or being subject to Surrender Charges) in the event the funds are not needed due to favorable investment performance. Premiums allocated to the Premium Reserve Rider do not increase the Policy’s Accumulation Value and, therefore, will not decrease the Net Amount at Risk. Since the Net Amount at Risk will not be reduced, current Cost of Insurance Charges will not be reduced. However, the Policy’s death benefit will be increased by the Premium Reserve Rider Accumulation Value less Debt. The Premium Reserve Rider Accumulation Value is the sum of the (i) values of Sub-Accounts created for the rider which, but for having been created specifically for the rider, are in all other respects identical to the Sub-Accounts (the “Premium Reserve Rider Sub-Accounts”), and (ii) values held in the portion of the Fixed Account created specifically for the rider (the “Premium Reserve Rider Fixed Account”).A Premium Load of 10% in Policy Years 1 - 20, and 3% in Policy Years 21 and beyond (known as the Premium Reserve Rider Premium Load) will be deducted from each amount allocated to this rider. We reserve the right to change this charge but guarantee it will not exceed the maximum rates as shown in the “Periodic Charges Other Than Annual Underlying Fund Fees and Operating Expenses” table of this prospectus.Net Premium Reserve Rider Premiums will be allocated to the Premium Reserve Rider Sub-Accounts and/or the Premium Reserve Rider Fixed Account using the same Premium allocation instruction that you have provided to us for allocating Premiums which you direct to your Policy.Calculations of the values of the Premium Reserve Rider Sub-Accounts apply the same monthly Mortality and Expense Risk Charge as would have been deducted if the Premiums had been allocated to your Policy; however, the Monthly Deductions for your Policy, which include charges for the cost of insurance and the Administrative Fee, and charges for riders to your Policy other than this rider will not be reflected.You may request us to transfer all or part of the Premium Reserve Rider’s Accumulation Value to your Policy at any time. No other policy charges or fees will be deducted from the amount allocated to the Premium Reserve Rider.In addition, after Policy Year 10, subject to certain limitations (which relate to meeting the requirement that sufficient value remains to maintain the duration of lapse protection provided under the No-Lapse Enhancement Rider until the Insured reaches age 121 – see section headed “No-Lapse Enhancement Rider”), you may request transfers from the Policy’s Sub-Accounts and Fixed Account to the Premium Reserve Rider for allocation to the Premium Reserve Rider's Sub-Accounts and Fixed Account. Transfers between the Policy and the rider will not be counted against the number of free transfers permitted by the Policy.The rider provides for the automatic transfer of the entire Accumulation Value of the rider to the Policy in the event:1)the Surrender Value under your Policy is insufficient to maintain your Policy in force and the No-Lapse Enhancement Rider described above is not at the time preventing your Policy from lapsing; and2)you do not pay at least the amount set forth in the Grace Notice and your payment is not received by us before the end of the Grace Period.If the Premium Reserve Rider Surrender Value on the day the Grace Period ends is insufficient to meet the amount then due, your Policy will lapse without value. If this rider is in force at the time you request a loan on or Partial Surrender of your Policy, any such loan or Partial Surrender will be made first from any Premium Reserve Rider Accumulation Value and when the Premium Reserve Rider Accumulation Value is reduced to zero, then from the Accumulation Value of your Policy. Loan interest will be charged and credited to any Premium Reserve Rider loans on the same basis as the Policy. Please refer to the section headed “Policy Loans” for a more detailed discussion of Policy Loans, including interest charged on Policy Loans.In the event of the death of the Insured while the rider is in force, any Premium Reserve Rider Accumulation Value less Debt on the date of death will be added to the death benefit. If the death benefit is paid pursuant to the No-Lapse Enhancement Rider, the Premium Reserve Rider Accumulation Value less Debt will be added to the death benefit payable under that rider.The Premium Reserve Rider will terminate at the earlier of the date your Policy terminates; the date the entire Premium Reserve Rider Accumulation Value is automatically transferred to your Policy to maintain your Policy in force; or your written request to terminate the rider is received. Once terminated, the rider may not be reinstated, and no further Premium Payments may be allocated to it. Finally, the amount of Premiums you may pay, whether you direct them to your Policy or to your Premium Reserve Rider, are subject to limits which are discussed in the Tax Issues section of the prospectus.As with your Policy, you bear the risk that the investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated. Adverse investment results will impact the Accumulation Value of the rider and, therefore, the amount of rider Accumulation Value which may be available to prevent your Policy from lapsing or for providing policy benefits.The Premium Reserve Rider, as discussed above, can help provide additional protection against lapse of your Policy. The Premium Reserve Rider Accumulation Value generated by the additional Premiums you pay to the rider may be transferred to the Policy either through (i) your voluntarily requesting us to transfer available Premium Reserve Rider Accumulation Value to the Policy in the amount needed to prevent lapse (because, for example, you do not have the funds outside of the Policy to make the Premium Payment required to keep the Policy in force), or (ii) the rider’s provision for automatically transferring all available Premium Reserve Rider Accumulation Value to the Policy should those values be needed to prevent lapse of the Policy (because, for example, the payment you do make either is less than the amount requested or is not received by the time set by the terms of the Policy). However, as noted above, if such values are transferred pursuant to the Premium Reserve Rider’s automatic transfer provision, the Premium Reserve Rider will terminate, and the Owner will permanently lose the ability to allocate any future Premium Payments to the rider.As a hypothetical example of how the Premium Reserve Rider might help prevent lapse of your Policy, assume that you have had your Policy for 11 years and that you have allocated additional Premiums to the rider so that your Premium Reserve Rider Accumulation Value at the end of Policy Year 11 is $25,000. Further assume that the No-Lapse Enhancement Rider is no longer preventing your Policy from lapsing, that the Premium required to maintain your Policy in force that is due at the beginning of Policy Year 12 is $15,000, and that you have decided that you wish to minimize your current cash outlays. If you do not pay the $15,000 Premium, you will receive a Grace Notice which will tell you that you need to make a Premium Payment of $15,000 to your Policy. If you wish, you could request (before the end of the Grace Period) that we transfer $15,000 of the Premium Reserve Rider Accumulation Value to the Policy. If you do not so request, we will automatically transfer the entire Premium Reserve Rider Accumulation Value of $25,000 to the Policy (and your Premium Reserve Rider will terminate). In this example, the transfer of $15,000 from your Premium Reserve Rider Accumulation Value to your Policy will avoid lapse of the Policy. As a further hypothetical example, again assume that you have had your Policy for 11 years but that you have allocated fewer additional Premiums to the rider so that your Premium Reserve Rider Accumulation Value is $10,000. Continuing the assumption that the No-Lapse Enhancement Rider is no longer preventing your Policy from lapsing, that the Premium required to maintain your Policy in force that is due at the beginning of Policy Year 12 is $15,000, and that you wish to minimize your current cash outlays, your Premium Reserve Rider Accumulation Value would provide (either by transfer at your specific request or through automatic transfer) $10,000 towards the Premium due. But in this example, you would have to then pay the balance of the Premium due, that is $5,000, to us from your savings or from another source outside of the Policy to avoid lapse of your Policy.You should discuss with your registered representative the needs which purchasing the Policy will meet, including the need to provide to beneficiaries a guaranteed death benefit which does not depend upon growth of the Policy’s Accumulation Value. Policy illustrations, which the registered representative can prepare, will help determine the amount of Premiums which should be allocated to paying the costs of the Policy for the death benefit you need. Once that need for a guaranteed death benefit is met and Premium requirements determined, the Owner then could consider whether to allocate additional funds to the rider.You should carefully weigh the balance between allocating Premiums to the Policy and Premiums to the rider. Premiums allocated to the Premium Reserve Rider may be withdrawn without reducing the Specified Amount (which might be the case if those Premiums had been allocated to the Policy). In addition, Premiums allocated to the rider are charged with the Premium Reserve Rider Premium Load as detailed above. Premiums allocated to the rider become part of the Premium Reserve Rider Accumulation Value and that value (less any Debt) would be paid upon the death of the Insured in addition to the death benefit paid. However, Premiums allocated to the rider do not increase the Policy’s Accumulation Value and, therefore, would not reduce the Cost of Insurance Charges. An illustration can show the impact that paying a higher level of Premiums would have on the Policy’s cost of insurance: that is as Accumulation Values in the Policy increase (through positive investment results and/or allocating more Premiums to the Policy), the Net Amount at Risk (that is, the difference between the death benefit and the Accumulation Value) will decrease, thereby decreasing the Cost of Insurance Charges. Decreasing policy charges increases the amount of the Policy’s Accumulation Value available for allocation to the Sub-Accounts, and thereby increases the amount available for investment, subject to your tolerance for risk. Your registered representative can prepare illustrations which would reflect the potential impact that different allocations of Premium between the Policy and the Premium Reserve Rider might have, as well as illustrate the impact rates of return selected by you might have on the Policy’s benefits and the rider’s Accumulation Value.Basic Accelerated Benefits Riders. There are two basic Accelerated Benefits Riders. The availability of the riders is based upon the Insured meeting our underwriting criteria (including the Insured's age and the state of the Insured's health at the time of your application), which will determine which, if any, form of rider will be issued to you. If the Insured meets our underwriting requirements and if you apply for the riders at the same time as you apply for your Policy, you will be issued the second version of the rider (as described below). If the Insured does not meet our underwriting requirements (or you do not apply for the riders when you apply for your Policy), you will be issued the first version of the rider that is described below. There is a charge for these riders of $250 (limited in certain states), which will be deducted from any benefit when paid. A benefit payable under either form of rider (the “Accelerated Benefits”) will be considered as a lien against your Policy for the amount of the Accelerated Benefit paid, and the lien will be considered as a Policy Loan and will be charged interest. (See section headed “Policy Loans”.) As the benefit paid is a lien, you may, if you wish, repay any part (but not less than $25) or all of the amount paid. The amount of any lien outstanding at the time of the death of the Insured will be deducted from the death benefit otherwise payable. In certain states, the availability of the riders, and the benefits available thereunder, are limited; please consult with your registered representative as to availability and benefits.One version of this rider pays a portion of the death benefit upon occurrence of Terminal Illness (defined by the rider as when the Insured's life expectancy is reduced to less than 12 months) or Nursing Home Confinement (defined by the rider as the Insured being confined to a qualifying nursing home for the balance of life), subject to the terms of the rider. This version of the rider will pay 50% of the death benefit for Terminal Illness and 40% of the death benefit for Nursing Home Confinement, subject to an overall maximum of $250,000 on all policies in force with us, in accordance with the terms of the rider. You may apply for this rider either at the time your application for the Policy is made or at any time thereafter. Our underwriting rules in effect at the time you apply will determine whether the rider will be issued.The second version of this rider, which must be applied for at the time you apply for your Policy, in addition to paying the same portion of the death benefit upon the occurrence of Terminal Illness or Nursing Home Confinement (as discussed above), also may pay a portion of the death benefit upon critical illness or a condition specified in the rider. The illnesses which qualify are detailed in the rider and generally include, but are not limited to, heart attack (myocardial infarction) and life threatening cancer. In the instance of critical illness, the portion of the death benefit payable is 5% (not to exceed a total of $25,000) upon the occurrence of the first critical illness covered by the rider.Under either version of this rider, the death benefit used to calculate the benefit under the rider will include any Premium Reserve Rider Accumulation Value less Debt.To receive a benefit, you must contact us and let us know which benefit you are requesting and the benefit amount (subject to maximum limits) you would like. We will let you know what physician’s certification or other requirements you must submit. If you request less than the maximum benefit, you may later apply for the balance of the benefit. For example, if the Insured is confined to a qualifying nursing home for the balance of life, and your only policy with us covering that Insured has a $100,000 death benefit, you could request up to 40% or $40,000, and if the Insured is later diagnosed with a medical condition resulting in a less than 12 month life expectancy, you may request an additional 10% (for a total benefit of 50%) or $10,000 (for a total benefit of $50,000). Because the benefit payable creates a lien on the Policy, the maximum amount of your benefit may also be restricted (or no benefit may be payable) if you have an outstanding Policy Loan or if the Policy has been assigned to a third party. Benefits paid under the rider may restrict your ability to request future Policy Loans. Lincoln LifeEnhance® Accelerated Benefits Rider. The availability of this rider is based upon the Insured meeting our underwriting criteria (including the Insured’s age, gender and the state of the Insured’s health at the time of your application). You must apply for this rider at the time you apply for your Policy. Charges for this rider, if elected, are part of the Monthly Deductions. This rider provides for the acceleration of up to 100% of the Original Benefit Amount, as determined below, upon occurrence of a Qualifying Event provided all of the terms and conditions of this rider have been met. There are two Qualifying Events: (1) the Insured is certified as Chronically Ill as defined in the rider; or (2) the Insured is certified as Terminally Ill as defined in the rider. Depending on which Qualifying Event occurs and the benefit payment option you have chosen, the Original Benefit Amount will be determined as follows, assuming all the Conditions for Eligibility for Benefit Payments, also described below, have been satisfied:A.For Chronic Illness where you have elected to receive benefits in a one-time lump sum and have met all Conditions for Eligibility of Benefit Payments:•the Policy’s Death Benefit Proceeds, without reduction by an outstanding Debt, (the “Gross Death Benefit Proceeds”).•If a Premium Reserve Rider is attached to the Policy, the Policy’s Gross Death Benefit Proceeds less the Premium Reserve Rider Accumulation Value. The Premium Reserve Rider Surrender Value will be paid to you prior to the calculation of the Original Benefit Amount.B.For Chronic Illness where you have elected to receive Monthly Benefit Amounts or where you elect to receive the Terminal Illness benefit and have met all Conditions for Eligibility for Benefit Payments:•the Gross Death Benefit Proceeds ; or•If a Premium Reserve Rider is attached to the Policy, you can elect to have the Premium Reserve Rider Surrender Value paid to you prior to the calculation of the Original Benefit Amount.You are eligible to receive an Accelerated Benefit payment if the Policy and this rider are in force and the Insured is living when all of the following requirements (the “Conditions for Eligibility for Benefit Payment”) are met:1.Our receipt and approval of the following documentation provided by you:a.For Chronic Illness, Written Certification or Written Re-certification that the Insured is a Chronically Ill individual; orb.For Terminal Illness, a Terminally Ill Certification that the Insured is Terminally Ill; andc.A written consent to make such payment from any assignee of record named under the Policy or any irrevocable Beneficiary named under the Policy; and2.We complete, at our discretion and expense, a personal interview with, and an assessment of, the Insured, including examination or tests by a “Licensed Health Care Practitioner” of our choice; and our receipt of copies of any relevant medical records from a health care provider involved in the Insured’s care. A Licensed Health Care Practitioner is a physician, as defined in Section 1861(r)(1) of the Social Security Act, a registered professional nurse, licensed social worker, or other individual who meets such requirements as may be prescribed by the Secretary of Treasury, or qualifications to our satisfaction.The Original Benefit Amount will be reduced by any benefit payments made. The balance remaining is the “Remaining Benefit Amount”. There is no waiting period to receive a benefit under this rider once all Conditions for Eligibility for Benefit Payments have been satisfied and benefits will be paid retroactively to the date of our receipt of all documentation provided by you that is necessary to satisfy all Conditions for Eligibility for Benefit Payments. Furthermore, we do not require proof of incurred expenses for you to receive benefits under this rider. This rider’s benefits will only be paid to the Owner of the Policy and will only be paid by check or other method made available by us. Any benefit to be paid is subject to the “Incontestability” provision of the Policy.The benefit payment options available to you under this rider are as follows:(1)For a Chronic Illness Qualifying EventYou may elect to receive the benefit as either (a) Monthly Benefit Amounts or (b) a one-time lump sum payment.(a)Monthly Benefit Amounts - Provided all Conditions for Eligibility for Benefit Payments have been satisfied, you may elect to receive accelerated monthly benefit payments (the “Monthly Benefit Amount”) without losing the option of electing a one-time lump sum payment of the Remaining Benefit Amount.For each Benefit Period, defined below, in which you qualify to receive benefits, you may elect a Monthly Benefit Amount equal to or greater than the Minimum Monthly Benefit but not exceeding the Maximum Monthly Benefit. Both of these amounts are shown on the Policy Specifications. Please note that the Monthly Benefit Amount is not cumulative. The entire Maximum Monthly Benefit may be taken, but if not, the remaining portion cannot be added to future payments. By electing an amount less than the Maximum Monthly Benefit, the amount of the Original Benefit Amount available for later benefit payments (the “Remaining Benefit Amount” as noted above) will be reduced more slowly; however, you should consider that you may or may not re-qualify for future “Written Re-certifications”. A “Written Certification” is the Written Certification that we must receive and approve prior to the start of each Benefit Period following the initial Benefit Period in order for you to be eligible for Chronic Illness Monthly Benefit Amounts, provided all other Conditions for Eligibility for Benefit Payments are met. “Written Certification” is the documentation required, in a form satisfactory to us, certifying that the Insured is Chronically Ill as defined in the rider and providing certain other information with respect to the Insured’s ongoing health service needs. A “Benefit Period” is a period of time not to exceed twelve consecutive months. Each such period begins on the Monthly Anniversary Day after we receive all documentation provided by you necessary to satisfy all Conditions for Eligibility for Benefit Payments. A new Benefit Period will begin no earlier than the end of the current Benefit Period.The largest amount that may be elected is the Maximum Monthly Benefit. As shown on the Policy Specifications, the Maximum Monthly Benefit may not exceed the lesser of the shown percentage of the Original Benefit Amount or the monthly equivalent of the Per Diem Limit (which is set annually on January 1 by the Internal Revenue Service.) At the time of claim and for each subsequent Benefit Period, we will notify you of your Maximum Monthly Benefit.Sixty (60) days prior to the end of each Benefit Period, we will send you documentation for Written Re-certification. As part of this documentation, if your Maximum Monthly Benefit is based on the Per Diem Limit and the Per Diem Limit increases, we will provide you with an adjusted Maximum Monthly Benefit. If your Maximum Monthly Benefit is based on the Per Diem Limit, the Maximum Monthly Benefit in this documentation will be based on a 30 day Policy Month. If you elect the Maximum Monthly Benefit, the actual amount you receive will be adjusted based on the number of days in each Policy Month. Chronic Illness Monthly Benefit Amounts will end when any of the following occur:(1)the Insured fails to meet any one of the Conditions for Eligibility for Benefit Payments;(2)you notify us to discontinue Monthly Benefit Amount payments; or(3)this rider terminates.In the event you request that we discontinue Monthly Benefit Amount payments and then, at a later date, you desire to begin a new Benefit Period, we will allow you to do so provided all of the Conditions for Eligibility for Benefit Payments are met.(b) One-Time Lump Sum - If you elect a one-time lump sum payment, the Remaining Benefit Amount will be multiplied by the then applicable Chronic Illness one-time lump sum actuarial discount factor when determining the amount of the payment (as described in the discussion of actuarial discount factors below). The payment of a one-time lump sum will cause termination of both this rider and the Policy. (2)For a Terminal Illness Qualifying EventThe maximum Terminal Illness benefit payment will be the lesser of 1) 50% of the Remaining Benefit Amount; or 2) $250,000. Note: This benefit will only be paid once and will be paid as a lump sum, if you elect less than the maximum benefit, the remainder will not be available at a later date. The amount accelerated will be greater than the Terminal Illness benefit payment and will be determined by dividing the requested benefit payment by the applicable Terminal Illness actuarial discount factor discussed below. The amount accelerated will not be allowed to exceed the Remaining Benefit Amount.As described above, a Chronic Illness one-time lump sum actuarial discount factor will be applied to the Chronic Illness one-time lump sum and a Terminal Illness actuarial discount factor will be applied to the Terminal Illness amount accelerated. These actuarial discount factors reflect the early payment of benefits available under the Policy. The actuarial discount factor used will be based on a mortality assumption and an interest rate which has been declared by us in effect on the date the benefit payment is determined. The maximum interest rate used shall not exceed the greater of:a)the current yield on 90 day treasury bills available on the date the benefit payment is determined; orb)the current Maximum Statutory Adjustable Policy Loan Interest Rate (the highest variable interest rate permitted under state law) in effect on the date the benefit payment is determined. This maximum rate will not be more than the higher of the following:(1) The published monthly average (defined below) for the calendar month ending 2 months before the date on which the rate is determined; or(2)The rate used to compute the Fixed Account under the Policy for that year plus 1 percent.The published monthly average referred to above is defined as:(a)Moody's Corporate Bond Yield Average - Monthly Average Corporates as published by Moody's Investors Service, Inc., or any successor thereto; or(b)In the event that Moody's Corporate Bond Yield Average - Monthly Average Corporates is no longer published, a substantially similar average, established by regulation, or other method, issued by the Insurance Department of the state or other jurisdiction where the Policy is delivered.Please note that, subject to meeting all Conditions for Eligibility for Benefit Payments, defined below, you may elect to receive Accelerated Benefits as follows:(a)Chronic Illness in Monthly Benefit Amounts and then at a later date elect the Chronic Illness one-time lump sum payment; or(b)Chronic Illness Monthly Benefit Amounts and then at a later date elect to receive the Terminal Illness benefit. In the same Policy Month, you may receive both a Chronic Illness Monthly Benefit Amount and the Terminal Illness benefit; or(c)Chronic Illness Monthly Benefit Amounts, then at a later date elect to receive the Terminal Illness benefit and finally receive the Chronic Illness one-time lump sum payment; or(d)Terminal Illness benefit and then at a later date elect to receive a Chronic Illness benefit in either Monthly Benefit Amounts or the one-time lump sum payment, or both.Any Chronic Illness Monthly Benefit Amount or Terminal Illness benefit paid under this rider will be first used to repay a portion of any outstanding Debt under the Policy. The portion to be repaid will be determined by the product of the following:[(A + B) / C] * D where:A = is the balance in the Loan Account;B = is any accrued loan interest not yet charged;C = is the Remaining Benefit Amount immediately prior to a benefit payment; andD = is either i. or ii. noted below, depending on the Qualifying Event:i.the Chronic Illness Monthly Benefit Amount; orii.the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor.If the Chronic Illness one-time lump sum benefit payment is elected, the benefit payment will be reduced by any outstanding Debt under the Policy.It is important to note that if any of the following riders are attached to your Policy, this rider may have an impact on any benefits provided under such rider.Premium Reserve Rider: For Chronic Illness Monthly Benefit Amounts and Terminal Illness benefit, you may elect to either include the Premium Reserve Rider Accumulation Value in the calculation of the Original Benefit Amount or receive a payment of the Premium Reserve Rider Surrender Value. Either action will terminate the Premium Reserve Rider. If you elect to include the Premium Reserve Rider Accumulation Value in the calculation of the Original Benefit Amount, the Premium Reserve Rider Accumulation Value will be transferred to the Policy’s corresponding Fixed Account value, Sub-Account(s) value, and/or Loan Account value . If you elect the Chronic Illness one-time lump sum payment, you will receive a payment of the Premium Reserve Rider Surrender Value and the Premium Reserve Rider will terminate.Waiver of Monthly Deduction Rider: If the Insured is on Total Disability as provided under any Waiver of Monthly Deduction Rider, we will continue to waive the Monthly Deductions falling due under the Policy once payment of an Accelerated Benefit begins under this rider.Enhanced Surrender Value Rider: Once payment of an Accelerated Benefit under this rider begins, the Enhanced Surrender Value Rider will terminate.Benefit payments under this rider will reduce certain policy and rider values by multiplying such values by a Reduction Ratio noted below. The values that will be reduced are as follows:1.Specified Amount;2.Fixed Account Value;3.The value of each Sub-Account;4.Your “Cost Basis” in the Policy (the total amount of Premiums or other consideration you have paid for the Policy, less the total amount you have received that was not included in your taxable income, and less any reductions in values due to benefit payments under this rider);5.Premiums paid to date;6.No-Lapse Value* of any No-Lapse Enhancement Rider, if attached to the Policy;7.Reset Account Value* of any No-Lapse Enhancement Rider, if attached to the Policy;8.Guaranteed Minimum Death Benefit* of any No-Lapse Enhancement Rider, if attached to the Policy; and9.Reset Death Benefit* of any No-Lapse Enhancement Rider, if attached to the Policy.* As defined in the No-Lapse Enhancement Rider.Any reduction will occur on the Monthly Anniversary Day prior to the Monthly Deduction. The proportion by which the above values will be reduced will be based on a Reduction Ratio, determined as follows:A.Chronic Illness Benefit Payments:Each Monthly Benefit Amount will reduce the above values by a Reduction Ratio of (b-a)/b where:a = is the Monthly Benefit Amount, andb = is the Remaining Benefit Amount immediately prior to a benefit payment.B.Terminal Illness Benefit Payment:The payment of a Terminal Illness benefit will reduce the above values by a Reduction Ratio of (b-a)/b where:a = is the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor, andb = is the Remaining Benefit Amount immediately prior to the benefit payment.Additional terms to consider:For each Policy Month you receive a rider benefit payment, we will send you a monthly report showing the change in current values under your Policy.The Surrender Charges as shown on the Policy Specifications will be waived.If there is any Premium in a Premium deposit fund, this Premium will be returned to you and will be treated as a normal return of Premium and not as a benefit payment under this rider. If we return any accrued interest with the Premium amount, the interest will be reported as taxable income to you.You may not make a change in Specified Amount, a change in the Insured’s premium class as shown on this rider’s Policy Specifications or add rider benefits or increase the amount of rider benefits.Further, we reserve the right to transfer all value of each Sub-Account(s) to the Fixed Account.If the death of the Insured occurs prior to the date you satisfy all Conditions for Eligibility for Benefit Payments, we will pay the Death Benefit Proceeds. If the death of the Insured occurs while benefits are being received under this rider, we will pay the Death Benefit Proceeds, which may be less than the Remaining Benefit Amount, and the Death Benefit Proceeds will be reduced by any decrease in the remaining Benefit Amount after the date of the Insured’s death.This rider provides for Monthly Deductions to be waived in the event you are receiving or have received Chronic Illness Monthly Benefits or a Terminal Illness Benefit. Once benefit payments begin, the Policy’s Monthly Deductions will continue until the Policy’s Surrender Value, and, if attached to the Policy, the No-Lapse Enhancement Rider’s No-Lapse Value, less Debt, and Reset Account Value, less Debt, are reduced to an amount insufficient to pay the Monthly Deduction. After this occurs, the Policy will not lapse as long as this rider is in force. We will stop billing you and will not allow Premium Payments unless otherwise agreed to by you and us. However, we will continue to accept loan repayments.It is important to note that this rider does not provide an Accelerated Benefit for Chronic Illness resulting from:1.Intentionally self-inflicted injury or attempted suicide, while sane or insane;2.Any act or incident of insurrection or war, declared or undeclared;3.The Insured’s participation in, or attempting to participate in, a felony, riot, or insurrection; or4.Alcoholism or drug addiction.You may reinstate this rider as part of your Policy if the Policy is terminated and reinstated. Such reinstatement will be subject to satisfactory evidence of insurability and all other terms and conditions of the Policy to which it is attached.This rider and all rights provided under it will terminate automatically upon whichever of the following occurs first:1.The date you request in writing to terminate this rider;2.The Policy’s Specified Amount exceeds the Specified Amount Limit as shown on the Policy Specifications;3.The receipt of a Chronic Illness one-time lump sum payment which will cause the termination of both this rider and the Policy to which it is attached;4.The Remaining Benefit Amount is reduced to zero which will cause the termination of both this rider and the Policy to which it is attached;5.Termination of the Policy; or6.The death of the Insured which will cause Death Benefit Proceeds to become payable under the Policy.In addition, if you have received an Accelerated Benefit payment, this rider will terminate on the earliest of the following:1.The date you take a Partial Surrender under the Policy; or2.The date you take a loan under the Policy.Lincoln LifeAssure® Accelerated Benefits Rider. The availability of this Rider is based upon the Insured meeting our underwriting criteria (including the Insured’s age, gender, and the state of the Insured’s health at the time of your application.) You must apply for this Rider at the time you apply for your Policy . While there is no charge for the Rider, there is an Administrative Fee charged at the time of each benefit payment. This Rider provides for the acceleration of up to 100% of the Original Benefit Amount, which is the lesser of the Specified Amount or the Lifetime Maximum Limit as shown on your Policy Specifications, upon occurrence of a Qualifying Event provided all of the terms and conditions of this Rider have been met. There are two Qualifying Events, described below: (1) the Insured is certified as Chronically Ill as defined in the rider; or (2) the Insured is certified as Terminally Ill as defined in the rider. Note: The amount accelerated will be subject to a discount factor for early payment of benefits. Benefit payments received will be less than the amount accelerated.There is no waiting period to receive a benefit under this Rider once all Conditions for Eligibility for Benefit Payments, described below, have been satisfied. The benefit payment is payable immediately on the date we approved all documentation necessary to satisfy the Conditions for Eligibility for Benefit Payments. Furthermore, we do not require proof of incurred expenses for you to receive benefits under this Rider. This Rider’s benefits will be paid to the Owner or Owner’s estate while the Insured is living, unless the benefit has been otherwise assigned or designated by the Owner. This Rider’s benefits will only be paid by check or other method made available by us. Any benefit requested during the Policy’s contestable period is subject to the “Incontestability” provision of the Policy.Concurrent with your election to accelerate the death benefit, you and any irrevocable Beneficiary will be given a statement demonstrating the effect of the acceleration of death benefits on the Accumulation Value, Specified Amount, Premium, Surrender Value, Cost of Insurance charges, and loans. You will be given an additional statement with each benefit payment demonstrating the effect of the acceleration of death benefits on the above noted values.Benefit Payment OptionsA.For a Chronic Illness Qualifying EventPlease note that this benefit will be paid as an annual lump sum. You cannot receive payment of more than one Chronic Illness benefit per Benefit Period (a period of time equal to twelve consecutive months). We must receive and approve a written certification prior to the start of any Benefit Period in order for you to be eligible to receive a Chronic Illness benefit payment, provided all other Conditions for Eligibility for Benefit Payments are met.The amount accelerated will be greater than the Chronic Illness benefit payment and will be determined by dividing the requested benefit payment (subject to the minimum and maximum described below), by the applicable Chronic Illness actuarial discount factor. The amount accelerated will not be allowed to exceed the Remaining Benefit Amount, which is an amount equal to the Original Benefit Amount adjusted by subtracting the amount of all Chronic Illness benefits paid divided by the applicable Chronic Illness actuarial discount factor, and subtracting the Terminal Illness benefit paid divided by the Terminal Illness actuarial discount factor.There is a minimum Chronic Illness benefit that may be made. The minimum payment will be the least of: 1.$50,000;2.5% of the Original Benefit Amount multiplied by the applicable actuarial discount factor; or3.the balance of the Remaining Benefit Amount multiplied by the applicable Chronic Illness actuarial discount factor.There is a maximum Chronic Illness benefit payment that may be made. The maximum payment will be the least of: 1.an amount equal to the annual equivalent of the Per Diem Limit (Per Diem Limit is established annually by the Internal Revenue Service);2.25% of the Original Benefit Amount multiplied by the applicable actuarial discount factor; or3.the balance of the Remaining Benefit Amount multiplied by the applicable Chronic Illness actuarial discount factor.B.For a Terminal Illness Qualifying EventThe maximum Terminal Illness benefit payment will be the lesser of the following: 1.50% of the Remaining Benefit Amount; or2.$250,000Note: This benefit will only be paid once and will be paid as a lump sum. If you request less than the maximum benefit, the remainder will not be available at a later date. The amount accelerated will be greater than the Terminal Illness benefit payment and will be determined by dividing the requested benefit payment by the applicable Terminal Illness actuarial discount factor. The amount accelerated will not be allowed to exceed the Remaining Benefit Amount.Conditions for Eligibility for Benefit Payments: You are eligible to receive an accelerated death benefit payment if the Policy and this Rider are in force when all of the following requirements are met:1.Our receipt and approval of the following documentation provided by you:a.Certification of either:i.For Chronic Illness, Written Certification by a Licensed Health Care Practitioner, independent of us, that the Insured is a Chronically Ill individual; orii.For Terminal Illness, Terminally Ill Certification by a Physician that the Insured is Terminally Ill.b.A written consent to make such payment from any assignee of record named under the Policy or any Irrevocable Beneficiary named under the Policy.2.We complete, at our discretion and expense, a personal interview with, and an assessment of, the Insured, including examination or tests by a Licensed Health Care Practitioner or Physician of our choice for the Chronic Illness Qualifying Event or for the Terminal Illness Qualifying Event; and our receipt of copies of any relevant medical records from any health care provider involved in the Insured’s care. A Licensed Health Care Practitioner is a Physician, as defined in Section 1861(r)(1) of the Social Security Act, a registered professional nurse, licensed social worker, or other individual who meets such requirements as may be prescribed by the Secretary of Treasury, or qualifications to our satisfaction. If there is a difference in opinion between the Insured's Licensed Health Care Practitioner/Physician and our Licensed Health Care Practitioner/Physician, we will require that a third opinion be obtained from a Licensed Health Care Practitioner/Physician acceptable to us and you. This opinion will be at our expense and will be mutually binding; and3.The Insured is living at the time all of the above requirements are met.Payment of an accelerated death benefit is due immediately on the date we approve all documentation necessary to satisfy the Conditions for Eligibility for Benefit Payments.Benefit Requests: Subject to meeting all Conditions for Eligibility for Benefit Payments, you may request to receive accelerated death benefits under multiple Qualifying Events as follows:1.A Chronic Illness benefit and then at a later date request to receive the Terminal Illness benefit. In the same Policy Month, you may receive both a Chronic Illness benefit and the Terminal Illness benefit; or2.The Terminal Illness benefit and then at a later date request to receive a Chronic Illness benefit.Actuarial Discount Factors: A Chronic Illness actuarial discount factor will be applied to each Chronic Illness amount accelerated and a Terminal Illness actuarial discount factor will be applied to the Terminal Illness amount accelerated. Actuarial discount factors reflect the early payment of benefits available under the Policy. The actuarial discount factor used will be based on a mortality assumption and an interest rate which has been declared by us in effect on the date the benefit payment is determined. The maximum interest rate used shall not exceed the greater of:1.the current yield on 90 day treasury bills available on the date the benefit payment is determined; or2.the current Maximum Statutory Adjustable Policy Loan Interest Rate (as determined by Moody’s Corporate Bond Yield Average or similar method) in effect on the date the benefit payment is determined.Benefit Periods for Chronic Illness Benefit Payments: Any Chronic Illness benefit payment will be paid to you at the start of a Benefit Period, which is no later than the first Monthly Anniversary Day following the date we approved all documentation necessary to satisfy all Conditions for Eligibility for Benefit Payments.We will not automatically send documentation to you for written certification to begin a new Benefit Period.  A new Benefit Period may be requested during a current Benefit Period.  However, a new Benefit Period will begin no earlier than the end of the current Benefit Period. A new Benefit Period will begin provided the following requirements are met:1.this Rider is in force;2.you Request a Chronic Illness benefit payment after the current Benefit Period has ended; and3.we receive and approve all documentation necessary to satisfy all Conditions for Eligibility for Benefit Payments.Reduction in Benefit Payment Due to Debt: Any Chronic Illness benefit or Terminal Illness benefit paid under this Rider will be first used to repay a portion of any outstanding Debt under the Policy. (Debt may also be referred to as Debt in the Policy.) The portion to be repaid will be determined by the product of the following:[A / B] * C where:A.is Debt;B.is the current Specified Amount immediately prior to a benefit payment; andC.is either i. or ii. noted below depending on the Qualifying Event:i.the Chronic Illness benefit payment divided by the applicable Chronic Illness actuarial discount factor; orii.the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor.If there is value in the Loan Account, the Loan Account will be reduced by the amount of the reduction in the benefit payment due to the repayment of Debt.It’s important to note that this Lincoln LifeAssure® Accelerated Benefits Rider may have an impact on any benefits provided under the following riders:Waiver of Monthly Deduction Rider: If the Insured is on Total Disability as provided and defined under any Waiver of Monthly Deduction Rider, we will continue to waive the Monthly Deductions falling due under the Policy once payment of an accelerated death benefit begins under this Rider subject to the Insured’s continued Total Disability.Enhanced Surrender Value Rider: Once payment of an accelerated death benefit under this Rider begins, the Enhanced Surrender Value Rider will terminate.Premium Reserve Rider: Once payment of an accelerated death benefit under this Rider begins, you will receive a payment of the Premium Reserve Rider Surrender Value and the Premium Reserve Rider will terminate. Benefit payments will reduce certain values of your Policy and other riders by multiplying such values by a reduction ratio. The values that will be reduced are the following:1.Specified Amount;2.The Fixed Account Value and/or the value of the Sub-Account(s) will be reduced in the same proportion as the balances are invested in such account(s).3.If any No-Lapse Enhancement Rider is attached to the Policy, the following will be reduced:a.The No-Lapse Value;b.The Reset Account Value;c.Guaranteed Minimum Death Benefit; andd.The Reset Death Benefit.Debt will be reduced as noted in the “Reduction in Benefit Payment” provision. Any reduction in policy values and rider values will occur on the Monthly Anniversary Day prior to the Monthly Deduction. The proportion by which the above values will be reduced will be based on a Reduction Ratio, determined as follows:Chronic Illness Benefit Payments: Each Chronic Illness benefit payment will reduce the above values, in each case, to an amount determined by multiplying each value by a Reduction Ratio of (B-A)/B where:A.is the Chronic Illness benefit payment divided by the applicable Chronic Illness actuarial discount factor, andB.is the current Specified Amount immediately prior to a benefit payment.Terminal Illness Benefit Payment: The payment of the Terminal Illness benefit payment will reduce the above values, in each case, to an amount determined by multiplying each value by a Reduction Ratio of (B-A)/B where:A.is the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor, andB.is the current Specified Amount immediately prior to the benefit payment.Effect of the first request for an accelerated death benefit payment: If the death of the Insured occurs after the Owner requests to receive accelerated death benefits but before any such benefits are received, the request shall be cancelled and the Death Benefit Proceeds will be paid pursuant to the Policy. Effect on Policy and Riders after the first accelerated death benefit payment: Each accelerated death benefit payment will reduce the Specified Amount used to determine the Policy’s Cost of Insurance. As a result, the Cost of Insurance and any Premiums necessary to keep the Policy in force will change.Note: You must continue to pay any Premiums necessary to keep the Policy in force as described in the Policy or in any applicable riders attached to the Policy.We will send you a report showing the change in current values under your Policy with each accelerated death benefit payment you receive.The Loan Account, if any, will be reduced as noted in the “Reduction in Benefit Payment section noted above. If the death of the Insured occurs while benefits are being received under this Rider, we will pay the Death Benefit Proceeds, which may be less than the Remaining Benefit Amount, and the Death Benefit Proceeds will be reduced by any decrease in the Remaining Benefit Amount after the date of the Insured’s death.Termination: The rider and all rights provided under it will terminate upon the earliest of the following:a.The Policy terminates or is surrendered for its Surrender Value;b.the date we receive your request to terminate this Rider;c.If any No-Lapse Enhancement Rider is attached to the Policy, any increase of the Policy’s Specified Amount will cause this Rider to terminate;d.The Remaining Benefit Amount is reduced to zero;e.The Policy’s Specified Amount and the Remaining Benefit Amount are reduced to zero, which will cause the termination of both this Rider and the Policy;f.The death of the Insured which will cause the Death Benefit Proceeds to become payable under the Policy.Termination of this Rider shall not prevent the payment of accelerated death benefits for any Qualifying Event that occurred while this Rider was in force except where amounts have been paid or are payable as Death Benefit Proceeds.Reinstatement: If you have not yet received an accelerated death benefit under this Rider, and the Policy is terminated and reinstated, you may reinstate this Rider as part of your Policy. Such reinstatement will be subject to satisfactory Evidence of Insurability and all other terms and conditions of the Policy. If any accelerated death benefits have been received under this Rider, this Rider may not be reinstated.Exclusions: This Rider does not provide an accelerated death benefit for Chronic Illness or Terminal Illness resulting from intentionally self-inflicted injury or attempted suicide, while sane or insane.Long-Term Care Rider. Subject to meeting eligibility requirements, this rider provides monthly benefit payments for the reimbursement of expenses incurred by the Insured for Covered Services to the extent that such services are qualified long-term care services prescribed in the Plan of Care. Please see your Policy for additional information. Benefits are provided through the acceleration of your Policy’s death benefit. The Long-Term Care Rider may only be elected at Policy issuance. The availability of this rider is based upon the Insured meeting our underwriting criteria (including the Insured’s age, gender, and the state of the Insured’s health at the time of your application). You may return this rider for any reason to the insurance agent through whom it was purchased, to any other insurance agent of the Company, or to us at the Service Office mailing address shown on the cover of your Policy within 30 days after its receipt. If returned, this rider will be considered void from your Policy Date and we will refund all charges deducted for it as a credit to your Policy within 30 days of the return. Eligibility: An Insured may receive benefits under this rider once the following conditions are met: a.the total benefits paid to date under this rider must not have reduced the Remaining LTC Benefit Pool to zero;b.written certification within the preceding 12-month period from a Licensed Health Care Practitioner that the Insured is Chronically Ill;c.a Plan of Care (a written document which outlines individualized medical treatment; please see your Policy and rider for additional information) prescribed by a Licensed Health Care Practitioner for Covered Services is received at least every 12 months; andd.all claim forms and written notifications are submitted and in Good Order.An Insured who is Chronically Ill is unable to perform without substantial assistance at least two activities of daily living for at least 90 days (i.e. bathing, continence, dressing, eating, toileting and transferring); or requires substantial supervision to protect the Insured from health and safety caused by a severe cognitive impairment. Benefits will be paid under this rider for as long as: a. the above listed Eligibility Conditions of this rider are met;b. the requirements of the “Claims” section of this rider are satisfied;c. any claim is either:(i) for reimbursement of cost incurred and actually paid by the Insured for Covered Services which are Qualified Long-Term Care Services prescribed in the Plan of Care and that have not already been reimbursed by us; or(ii) for payment of Transitional Care Assistance Benefits for days on which the Insured received Transitional Care Assistance only, meaning that the Insured did not receive any other Covered Service or combination of Covered Services on that same calendar day; andd. this rider remains in force. This condition does not apply to benefits received under the “Benefits After Lapse” provision in this rider. If we determine that the Insured no longer meets the requirements of being Chronically Ill, all benefit payments will stop. Should the Insured later be recertified as being Chronically Ill and meet all conditions for the payment of benefits under this rider, benefit payments will resume subject to the Remaining LTC Benefit Pool. There is no deductible period or elimination period which must be satisfied in order to be eligible for benefits under this rider. Benefits Available: The amounts we reimburse you are subject to a monthly maximum dollar amount that can be accelerated each Policy month (the “Maximum Monthly LTC Benefit Amount”) which is based on amounts specified by you (the “LTC Specified Amount” and the “Maximum Monthly LTC Benefit Percentage” is based on our selection at issue of either 2% or 4% and cannot be changed after issue), all of which are shown in your Policy Specifications. The LTC Specified Amount you choose at issue is used in determining the LTC Benefit Pool that may be accelerated to reimburse the long-term care expenses for benefits covered by this rider. The LTC Benefit Pool is multiplied by the Maximum Monthly LTC Benefit Percentage to determine the Maximum Monthly LTC Benefit Amount. Please refer to your Policy Specifications for details. We will pay an amount not to exceed the Maximum Monthly LTC Benefit Amount no less frequently than once each Policy Month until the Remaining LTC Benefit Pool equals zero to reimburse the costs for any Covered Service(s). The amount available as a benefit will be equal to the lesser of:The LTC Benefit Pool is equal to the lesser of (a) or (b) where:a.equals the LTC Specified Amount, proportionately adjusted for any increases or decreases to the Policy Death Benefit Proceeds due to:1. Impacts of the Corridor Percentages Table, or2. Adjusted for withdrawals or other Policy changes b.equals the LTC benefit cap shown in the Policy SpecificationsIn any Policy Month in which you are eligible to receive benefits under this rider, the maximum amount available as a benefit under this rider is equal to the lesser of: a. an amount equal to (1) plus (2), where:(1) equals the sum of costs incurred and actually paid by the Insured for Covered Services for the calendar month which have not already been reimbursed by us; and(2) equals the daily Transitional Care Assistance Benefit shown in the Policy Specifications multiplied by the number of days in the calendar month in which Transitional Care Assistance was received;b. the amount you request;c. the Maximum Monthly LTC Benefit Amount; ord. the Remaining LTC Benefit Pool. If there is an outstanding Debt, the benefit paid under this Rider will first be used to repay a portion of the Debt. Benefits paid for any Covered Service or combination of Covered Services will reduce the Remaining LTC Specified Amount dollar for dollar. Any benefits payable for facilities outside the United States are subject to additional limitations. Please see your Policy and rider for additional information.Covered Services: The following is a list of Covered Services eligible for reimbursement under this rider. •Adult day care services•Assisted living facility services•Bed reservation•Care planning services•Caregiver training•Home health care services•Hospice services•Nursing home care services•Respite care services•Alternative care services•Non-continual services•Transitional Care AssistanceExclusions: This rider does not provide benefits for: a.treatment or care due to alcoholism or drug addiction;b.treatment for attempted suicide or an intentionally self-inflicted injury;c.treatment provided in a Veteran’s Administration or government facility;d.loss to the extent that benefits are payable from governmental programs or other insurance programs;e.confinement or care received outside the United States other than benefits for nursing home care services and assisted living facility services;f.services provided by a facility or an agency that does not meet this rider’s definition for such facility or agency as described in the “Covered Services” section of this rider; andg.services provided by the Insured’s or Owner’s immediate family member, except as provided in the Transitional Care Assistance provision; andh.services for which no charge is or would normally be made in the absence of insurance.Impact of Policy TransactionsIncreases and Decreases to Policy Specified Amount: The LTC Specified Amount cannot be increased. A request to decrease your Policy’s Specified Amount will reduce the Remaining LTC Specified Amount only if your Policy’s Specified Amount following the decrease is less than the Remaining LTC Specified Amount. In this situation, the Remaining LTC Specified Amount will be reduced to equal your Policy’s Specified Amount following the decrease. Partial Surrender (Withdrawal): A Partial Surrender under your Policy will reduce the remaining LTC Specified Amount by the same amount that the Specified Amount is reduced.Addition of Riders or Increase to Benefits of Existing Riders: Once a benefit payment has been made under this rider, you may not add any riders or increase the benefits under any rider already attached to your Policy as long as this rider remains in force.It’s important to note that if any of the following riders are in effect, this Long-Term Care Rider may have an impact on any benefits provided under the following riders:Accelerated Benefits Rider: YOU CANNOT RECEIVE BENEFITS UNDER MORE THAN ONE ACCELERATION OF BENEFITS RIDER ATTACHED TO YOUR POLICY, EVEN IF MULTIPLE ACCELERATION OF BENEFITS RIDERS ARE ATTACHED. Therefore, receipt of a benefit under the Long-Term Care Rider will be considered a request to terminate any other Accelerated Benefits Rider attached to your Policy. Likewise, receipt of a benefit under any Accelerated Benefits Rider attached to your Policy will be considered a request to terminate the Long-Term Care Rider.Change of Insured Rider: This rider is not available if you have chosen the Long-Term Care Rider.Enhanced Surrender Value Rider: Upon receipt of a benefit under the Long-Term Care Rider, the Enhanced Surrender Value Rider will terminate.Overloan Protection Rider: Election of the Overloan Protection Feature described in the Overloan Protection Rider will be considered a request to terminate the Long-Term Care Rider.Premium Reserve Rider: Upon receipt of a benefit under the Long-Term Care Rider, you will receive a payment of the Premium Reserve Rider Surrender Value and the Premium Reserve Rider will terminate.Waiver of Monthly Deduction Rider: If the Insured is on “total disability” as defined under any Waiver of Monthly Deduction Rider, we will continue to waive the monthly deductions falling due under your Policy once payment of benefits begin under the Long-Term Care Rider, subject to the Insured’s continued total disability. If not already on total disability, the Insured may qualify for benefits under any waiver of monthly deduction rider after payment of benefits have already begun under the Long-Term Care Rider.No-Lapse Enhancement Rider: If the No-Lapse Enhancement Rider is attached to your Policy, the following will apply:For purposes of determining the No-Lapse Value Monthly Deduction and the No-Lapse Value Cost of Insurance:1.In lieu of adding any charges for the Long-Term Care Rider to the No-Lapse Value Cost of Insurance calculation, the No-Lapse Value Monthly LTC Rider Charge and No-Lapse Value Monthly Administrative LTC Rider Fee (please see your Policy and rider for additional information) become part of the No-Lapse Value Monthly Deduction described in the No-Lapse Enhancement Rider.2.The No-Lapse Value LTC Rider Cost of Insurance Rates shown on your Policy Specifications will not change.3.The No-Lapse Value Monthly Administrative LTC Rider Fee as of your Policy Date and duration are shown on your Policy Specifications and will not increase.For purposes of determining the Reset Account Value Monthly Deduction and the Reset Account Value Cost of Insurance:1.In lieu of adding any charges for the Long-Term Care Rider to the Reset Account Value Cost of Insurance calculation, the Reset Account Value Monthly LTC Rider Charge and Reset Account Value Monthly Administrative LTC Rider Fee (please see your Policy and rider for additional information) become part of the Reset Account Value Monthly Deduction described in the No-Lapse Enhancement Rider.2.The Reset Account Value LTC Rider Cost of Insurance Rates shown on your Policy Specifications will not change.3.The Reset Account Value Monthly Administrative LTC Rider Fee as of your Policy Date and duration are shown on your Policy Specifications and will not increase.For purposes of determining the LTC Benefit available to you, if Guaranteed Minimum Death Benefit Option 1 is selected, we will limit the amount of LTC benefit, based on the Maximum Monthly LTC Benefit Percentage that you select at issue. The benefit will equal the lessor of 50% of the Initial Specified Amount or the LTC Benefit cap. Impact Of Debt On Benefit PaymentsA benefit paid under this rider will be first used to repay a portion of any outstanding debt under your Policy. The portion to be repaid will equal the sum of (1) plus (2), divided by (3), then multiplied by (4), where:1.is the balance in the Loan Account;2.is any accrued loan interest not yet charged;3.is your Policy’s Specified Amount immediately prior to the benefit payment; and4.is the amount of the benefit payment prior to the reduction to repay Debt.If there is value in the Loan Account (also known as the Collateral Account), the Loan Account will be reduced by the amount of the benefit payment used to repay Debt.Impact Of Benefit Payments On PolicyPolicy and Rider Values: Benefit payments will reduce certain values of your Policy and other riders by multiplying such values by a reduction ratio. The following values will be reduced:1.Specified Amount;2.The Fixed Account Value and/or Sub-Account(s) will be reduced in the same proportion as the balances are invested in such account(s).3.If any No-Lapse Enhancement Rider is attached to your Policy, the following will be reduced:a.the No-Lapse Value;b.the Reset Account Value;c.the Guaranteed Minimum Death Benefit; andd.the Reset Death Benefit.Debt will be reduced as described in the “Reduction in Benefit Payments Due to Debt” provision. The reduction ratio used is equal to (1) minus (2), then divided by (1), where:(1)is your Policy’s Specified Amount immediately prior to the benefit payment; and(2)is the amount of the benefit payment.LTC Benefit Pool Acceleration: On the date a claim is approved, the LTC Benefit Pool will be fixed and will not change for the duration of the claim. All LTC acceleration payments will be paid from the Remaining LTC Benefit Pool described in the “Benefits Available” provision. Once your claim is approved, we will transfer any Accumulation Value from the Separate Accounts to the Fixed Account. Any applicable transfers will be made at the end of the Valuation Day following approval of your claim. While LTC benefits are being paid, allocation of Accumulation Value will not be allowed into any Separate Account and all Premium Payments received will be allocated to the Fixed Account. Allocation Requirements described in the Policy or attached riders will not apply once a claim is approved and until LTC benefits are no longer being paid. New Loans and Partial Surrenders (Withdrawals): In any Policy Month in which a benefit under this rider is paid, we will not grant a new loan or allow a Partial Surrender against your Policy.Availability of Policy Death Benefit Proceeds: While receiving benefits under this rider, except for Caregiver Training, your Death Benefit Proceeds will never be less than the Remaining LTC Benefit Pool minus Debt. If the Insured dies while receiving benefits under this rider, we reserve the right to withhold payment of any Death Benefit Proceeds that would otherwise be payable until we have verified that we have received all remaining claims for Covered Services. Any Death Benefit Proceeds paid may include interest as required by applicable law. When LTC benefits are no longer being paid: If we determine that the Insured no longer meets the requirements of being Chronically Ill, has not filed a subsequent claim, or received reimbursement for Covered Services for a minimum of a continuous 90-day period, or at your request, we will close your claim. Prior to closing your claim, we will send your written notification. Once your claim is closed, the LTC Benefit Pool will no longer be fixed and may be adjusted. You may submit a request to reallocate any Accumulation Value in the Fixed Account once your claim is closed. Transfer limitations from the Fixed Account will be waived for this request. Lapse and Lapse ProtectionWaiver of Rider Charges and Fees: The Monthly LTC Rider Charge and Monthly Administrative LTC Rider Fee, including those used in the calculation of the No-Lapse Enhancement Rider will not be deducted on the Monthly Anniversary Day immediately following the date a benefit under this rider is paid. Monthly Deductions for the Policy and any other riders will continue, subject this rider’s “Policy and Rider Lapse Protection” provision (as described below). Policy and Rider Lapse Protection: If your Policy would otherwise enter the Grace Period on any Monthly Anniversary Day immediately following the date a benefit under this rider is paid, the entire Monthly Deduction described in your Policy, including all Monthly Deductions for any No-Lapse Enhancement Rider attached to your Policy, will be waived, and your Policy and this rider will not lapse.The Death Benefit Proceeds available while your Policy is kept in force under this provision will be limited to no more than the Remaining LTC Specified Amount minus Debt.Once benefits under this rider are no longer being paid, you may have to pay additional Premium and/or repay outstanding Debt to prevent your Policy from Lapsing. Grace Period: Your Policy and this rider will enter the Grace Period as described in your Policy’s “Grace Period” provision, subject to the No-Lapse Enhancement Rider under your Policy and this rider’s “Waiver of Rider Charges and Fees” and “Policy and Rider Lapse Protection Feature” provisions.Benefits After Lapse: If you Policy Lapses, we will continue to reimburse costs incurred for such services subject to the terms and conditions of this rider if the confinement began while this rider was in force and continues without interruption after the Policy and rider terminate. Please refer to your rider for additional information. Reinstatement of Rider: In the event of a lapse, subject to meeting the criteria in the Rider, your Policy may be reinstated. This Rider will not be reinstated if the Policy Lapses and is reinstated more than 6 months after the date of Lapse. Please refer to your rider for additional information. ClaimsWe must receive notice of your claim within 60 days after the date the covered loss starts. (State variations may apply.) Please see your Policy and rider for additional information. Once you have notified us of your intent to file a claim, we will provide the forms you need to complete to file the claim. You must return the completed, signed forms to us to the address provided on the forms. If we determine that the claim is eligible for payment, we will pay the claim directly to you, or if requested, to the service provider. All payments will be made no less frequently than once per Policy Month.Once you begin receiving benefits, we reserve the right, from time to time, to verify that the Insured and the Insured’s care providers meet all eligibility requirements of this rider. The Insured must be reassessed by his or her Licensed Health Care Practitioner, at least once every 12 months, and certify to us that the Insured remains Chronically Ill. Generally, Proof of loss (reasonably determined by us) must be received within 30 days after the end of each Policy Month for which benefits are sought.We will inform you, in writing, if your claim or any part of your claim has been denied and provide you with an explanation for the denial as soon as reasonably possible. If you do not agree with our decision, you have the right to appeal. Any request to appeal must be made in writing and must include any and all information you believe necessary for our consideration of the appeal. If we discover any fraudulent act or acts in connection with a claim, we shall have the right to recover any payments and/or to decline to continue paying benefits that result from such fraudulent act or acts. Tax Treatment of BenefitsThis rider is intended to be a qualified long-term care insurance contract under Section 7702B of the Internal Revenue Code of 1986, as amended. The benefits paid under this rider are intended to be treated as accelerated death benefits for federal tax purposes on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B(c)(1) of the Code. The benefits paid under this rider are intended to qualify for exclusion from income subject to limitations. Generally, long-term care payments from all sources with respect to an insured person will be limited to the higher of the annual per diem limit or the amount of actual qualifying long-term care expenses, reduced by any reimbursements received for the qualifying long-term care services provided for the insured. Charges for the Rider will be deducted from the cash value of the life insurance policy. In accordance with Code section 72(e)(11), these deductions will reduce your investment in the contract (but not below zero) and will not be included in income even if you have recovered all of your investment in the contract. If the life insurance policy is owned by a person other than the insured, benefit payments may not meet the requirements for favorable tax treatment. This discussion of the tax treatment of the long-term care rider is not meant to be all inclusive. Due to the complexity of these tax rules, you are encouraged to consult your legal or tax advisor regarding these matters.Termination of RiderThe rider and all rights under it will terminate upon the earliest of the following:1.the date we receive your request to return it under this rider’s right to examine provision;2.the Valuation Day on or next following the date we receive your request to terminate your Policy;3.the Monthly Anniversary Day on or next following the date we receive your election of the Overloan Protection Feature under the Overloan Protection Rider, if attached;4.the Monthly Anniversary Day on or next following the date you receive a benefit under any other Acceleration of Benefits Rider attached to your Policy;5.the date the Remaining LTC Benefit Pool is reduced to zero;6.the date your Policy’s Specified Amount and the Remaining LTC Benefit Pool are both reduced to zero, which will cause the termination of both this rider and your Policy; or7.the date the Insured dies, which will cause the Death Benefit Proceeds to become payable under your Policy.Charges and fees deducted for this rider on the Monthly Anniversary Day immediately preceding the date your Policy and this rider terminate in accordance with items (2) or (7) above will be returned as a credit to your Policy.Bonus Rider:  You must apply for this rider at the time you apply for your Policy. The rider can provide a Bonus Rider Benefit Amount if the Bonus Rider Conditions are met. The Bonus Rider Benefit Amount uses the change in value of the S&P 500 Index to calculate a credit that will be applied to the Separate Account Value or Fixed Account Value, subject to the change in the value of the Index and certain factors as shown in your Policy Specifications. The current Index that is being used to calculate the Bonus Rider is the S&P 500 Index. If an Index is discontinued, or if an Index calculation changes substantially, we will select an alternative Index and you will be provided with a supplement to your prospectus in the event that such a change is made. The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by The Lincoln National Life Insurance Company. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Lincoln National Life Insurance Company’s product is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index. The rider’s benefits: Subject to the Bonus Rider Conditions described below, and following the Policy’s Right to Examine Period, beginning on the Initial Bonus Option Start Date (the 15th day of the calendar month or the next business day, if this day coincides with a weekend, customary holiday, or a date in which the New York Stock Exchange is closed) and each Bonus Option Start Date (the 15th of each subsequent calendar month following the Initial Bonus Option Start Date) that this Rider is active, this Rider subtracts a portion of the Separate Account Value (the “Bonus Rider Charge”) and creates an Open Bonus Option. The new Open Bonus Option will credit a Bonus Rider Benefit Amount, if any, to the Accumulation Value on its Bonus Option Maturity Date. If this Rider is inactive, a monthly Bonus Rider Charge will not be subtracted from the Separate Account Value and Bonus Options will not be opened on subsequent Bonus Option Start Dates.Each calendar month this Rider is in force, you can elect to have this Rider be active or inactive. We must receive your election no later than two business days prior to a Bonus Option Start Date. If we receive your election to make this Rider active one business day prior to, or on a Bonus Option Start Date the activation will be delayed until the next available Monthly Bonus Option Date. If we receive your Election to make this Rider inactive one business day prior to, or on a Monthly Bonus Option Date the deactivation will be delayed until the next available Monthly Bonus Option Date.Each Bonus Option has a Bonus Option Duration which is the length of time it takes for a Bonus Option to mature. The Bonus Option Duration is shown in the Policy Specifications.Bonus Rider conditions: In order for a Bonus Option to be started, the following conditions must be met on the Initial Bonus Option Start Date and each Bonus Option Start Date:a. The Policy must be in force;b. The Bonus Rider must be active;c. The Policy must have Separate Account Value;d. The Policy is not in a grace period;e. The Policy’s death benefit is not being accelerated under any Long-Term Care Rider; andf. The Insured is living.In order for you to receive a Bonus Rider Benefit Amount, the following conditions must be met on a Bonus Option Maturity Date:a. The Policy must be in force; andb. The Insured is living.Any Bonus Rider Benefit Amount will be applied as explained in the ”Payment of Bonus Rider Benefit Amount” provision below.How we calculate the Bonus Rider Benefit Amount: One business day prior to the Initial Bonus Option Start Date and one business day prior to each subsequent Bonus Option Start Date that the Bonus Rider Conditions are met a monthly Bonus Rider Charge will be subtracted from the Separate Account Value. The Bonus Rider Charge will be subtracted from any Sub-Account(s) in the same proportion as the balances invested in the total of such Sub-Account(s) as of the Bonus Option Date. The Bonus Rider Charge is determined as follows:a. the monthly Bonus Rider Charge Rate shown in the Policy Specifications;b. multiplied by the Separate Account Value on the Bonus Option Start Date.The Bonus Rider Charge will not be subtracted from the Policy’s Fixed Account; it will only be subtracted from the Separate Account Value.If any No-Lapse Enhancement Rider is attached to the Policy and in force, the No-Lapse Value Premium Load used to calculate the No-Lapse Value will be increased due to the presence of the Bonus Rider at issue. The No-Lapse Value Premium Load will not be increased after the Policy is issued or decreased if the Bonus Rider is terminated. The No-Lapse Value Premium Load is used in calculating the No-Lapse value, which is separate and distinct from the Bonus Rider Charge taken from the Separate Account Value. Impact on Death Benefit Proceeds: If your Policy has Separate Account Value on a Bonus Option Maturity Date, any Bonus Rider Benefit Amount will be applied to the Sub-Account(s) in the same proportion as the balances invested in the total of such account(s) as of the Bonus Option Maturity Date. If your Policy does not have Separate Account Value on a Bonus Option Maturity Date, any Bonus Rider Benefit Amount will be applied to the Fixed Account.Impact on the Policy’s Grace Period: If the Policy is in a Grace Period and this Rider is active, Bonus Options will not be started. However, if the Policy is in a Grace Period on a Bonus Option Maturity Date, any Bonus Rider Benefit Amount will be applied to the Accumulation.Impact of Policy Surrender: If you request a Full Surrender of your Policy with any Bonus Option(s) that have not reached their Bonus Option Maturity Date(s), you will not receive any Bonus Rider Benefit Amount(s) for those Bonus Option(s).Impact of Death: If the Insured’s death occurred with any Bonus Option(s) that have not reached their Bonus Option Maturity Date(s), you will not receive any Bonus Rider Benefit Amount(s) for those Bonus Option(s).Impact of Other Riders and Benefits: If any of the following Riders are attached to your Policy, the Riders may have an impact on the Bonus Rider.Waiver of Monthly Deduction Benefit Rider: If the Insured is on Total Disability, as provided and defined under any Waiver of Monthly Deduction Rider, the Bonus Rider will be inactive.Long-Term Care Rider: While the Policy’s death benefit is being accelerated under any Long-Term Care Rider:1. No Bonus Rider Charge will be subtracted from the Policy;2. No new Bonus Options will be started; and3. If there are any Bonus Option(s) when acceleration of the Policy’s death benefit begins, any Bonus Rider Benefit Amount(s) will be applied to the Fixed Account.4. If acceleration of the Policy’s death benefit stops under the Long-Term Care Rider, and you transfer Accumulation Value into the Sub-Account(s), but the Bonus Rider is inactive, you can submit an election to activate the Bonus Rider subject to the Bonus Rider active and inactive elections. 5. If acceleration of the Policy’s death benefit stops under the Long-Term Care Rider, you transfer Accumulation Value into the Sub-Account(s), and the Bonus Rider is still active, the Bonus Rider Charges will resume on the next Bonus Option Start Date following the end of the acceleration of the Policy’s death benefit and Bonus Option(s) will be opened subject to the Bonus Rider conditions provision above. Reinstatement of this Rider: If the Policy terminates and is reinstated following Lapse, this Rider will be permanently inactive. Upon reinstatement, you will not receive any Bonus Rider Benefit Amount(s) for any Bonus Options that reached their Bonus Option Maturity Date(s) while the Policy was terminated. If this Rider is reinstated with any Bonus Option(s) that have not reached their Bonus Option Maturity Date(s) the crediting of any Bonus Rider Benefit Amount(s) will be applied to the Accumulation Value. When will this Rider terminate: This Rider and all rights under it will terminate upon the earliest of the following:a. The termination or lapse of the Policy; orb. The Policy Anniversary immediately prior to the Insured’s Attained Age 121.Change of Insured Rider.  With this rider, you may name a new Insured in place of the current Insured. Underwriting and policy value requirements must be met. The benefit expires on the anniversary nearest to the current Insured’s 65th birthday. There is no separate charge for this rider; however, policy charges applicable to the new Insured may differ from charges applicable to the current Insured. Exercising the Change of Insured Rider is a fully taxable event to the extent that there is taxable gain at the time of the change of Insured.Enhanced Surrender Value Rider. If desired, you must select this rider when you initially apply for insurance. The rider provides an enhanced Surrender Value without imposition of a Surrender Charge if you fully surrender your Policy during the first five Policy Years (the “Enhanced Surrender Value Period”). This rider does not provide for enhanced Surrender Value for Partial Surrenders, loans, or in connection with the exchange of this Policy for any other policy. This rider will terminate at the earliest of the Full Surrender of the Policy for the benefit provided by this rider; the end of the fifth Policy Year; lapse of the Policy; or exchange, replacement, or any termination of the Policy except for the benefits provided by the Change of Insured Rider. In Policy Years 2-5, there will be a monthly charge per $1,000 of Initial Specified Amount for this rider.If the Policy is fully surrendered at any time during the Enhanced Surrender Value Period, the Surrender Value payable on the date your Policy is surrendered will equal: 1)the Policy's Accumulation Value; minus2)Debt.The following example demonstrates hypothetical Accumulation Values and Surrender Values with and without the Enhanced Surrender Value Rider during the first five Policy Years of the Policy described below:Sample Policy•Insured: Male Standard Non-tobacco, age 45•Specified Amount: $1,000,000•Planned annual Premium Payment: $35,000•No Debt•Assumed Investment Return: 8.00% gross (7.49% net)*
End of Year	Accumulation Value Without ESV Rider	Surrender Value Without ESV Rider	Accumulation Value With ESV Rider	Surrender Value With ESV Rider
1	$29,240	$0	$29,240	$29,240
2	$60,214	$26,644	$59,437	$59,437
3	$93,040	$60,190	$91,433	$91,433
4	$127,915	$95,795	$125,421	$125,421
5	$165,017	$133,637	$161,577	$161,577
*The Assumed Investment Return shown is illustrative only.  Your investment return may be higher or lower than the rate used to create this table.  The table is intended to illustrate the effect(s) of the application of the ESV Rider on policy values and is not intended to imply that a purchaser can expect to achieve the values shown.Waiver of Monthly Deduction Rider. If desired, you must select this rider when you initially apply for insurance. Monthly Deductions will be waived during periods of covered total disability commencing prior to the Policy Anniversary nearest the Insured’s 65th birthday. Charges for this rider, if elected, are part of the Monthly Deductions.Optional Sub-Account Allocation ProgramsYou may elect to participate in Dollar Cost Averaging or Automatic Rebalancing as described on an allocation form provided by us. There is currently no charge for these programs. You may participate in only one program at any time.Dollar Cost Averaging systematically transfers amounts during the first Policy Year from the money market Sub-Account or the Fixed Account. Transfer allocations may be made to one or more of the Sub-Accounts (not the Fixed Account) on a monthly basis. These transfers do not count against the free transfers available. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Dollar Cost Averaging will not assure a profit or protect against a declining market.If Dollar Cost Averaging is desired, it must be elected at issue.Dollar Cost Averaging terminates automatically:1)if the value in the money market Sub-Account  or the Fixed Account is insufficient to complete the next transfer;2)7 calendar days after our Administrative Office receives a request for termination in writing or by telephone, with adequate authentication;3)on the first Policy Anniversary; or4)if your Policy is surrendered or otherwise terminates.From time to time, we may offer special interest rate programs for Dollar Cost Averaging. Please consult your registered representative to determine the current availability and terms of these programs. We reserve the right to modify, suspend or terminate a Dollar Cost Averaging program. Any changes will not affect Owners currently participating in the Dollar Cost Averaging program. Automatic Rebalancing periodically restores to a pre-determined level the percentage of policy value allocated to the Fixed Account and each Sub-Account. The pre-determined level is the allocation initially selected on the allocation form provided by us, until changed by the Owner. Your Policy will be issued with Automatic Rebalancing. When Automatic Rebalancing is in effect, all Net Premium Payments allocated to the Sub-Accounts and Fixed Account will be subject to Automatic Rebalancing. Transfers among the Sub-Accounts and the Fixed Account as a result of Automatic Rebalancing do not count against the number of free transfers available.
Automatic Rebalancing provides a method for reestablishing fixed proportions among your allocations to your Sub-Accounts and Fixed Account on a systematic basis. Automatic Rebalancing helps to maintain your allocation among market segments, although it entails reducing your policy values allocated to the better performing segments. Therefore, you should carefully consider market conditions and the investment objectives of each Sub-Account and Underlying Fund at the time you make your Premium Payment allocations which will also be used for Automatic Rebalancing.
Automatic Rebalancing is available only on a quarterly basis. Automatic Rebalancing may be terminated, or the allocation may be changed at any time, by contacting our Administrative Office. Terminating Automatic Rebalancing will terminate the No-Lapse Enhancement Rider attached to your Policy. Refer to the “Riders” section of this prospectus for more information. Please note that maintaining Automatic Rebalancing on a quarterly basis and complying with the allocation requirements described above in the “No-Lapse Enhancement Rider” section under “Allocation Requirements” section and below in the “Appendix B: Current Investment Restrictions for Optional Benefits - No-Lapse Enhancement Rider” are required to keep the No-Lapse Enhancement Rider in force.
Item 18. Portfolio Companies (N-6) [Text Block]	APPENDIX A: FUNDS AVAILABLE UNDER THE POLICYThe following is a list of Underlying Funds currently available under the Policy. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Please see Appendix B: Current Investment Restrictions for Optional Benefits - No-Lapse Enhancement Rider. More information about the Underlying Funds is available in the Fund’s prospectus, which may be amended from time to time and found online at www.lfg.com/VULprospectus. You can also request this information at no cost by calling 1-800-487-1485 or by sending an email request to CustServSupportTeam@lfg.com.The current expenses and performance information below reflects fees and expenses of the fund, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class A (formerly AB VPS Small/ Mid Cap Value Portfolio)	0.80%	-15.63%	3.88%	9.33%
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class A	0.90%[2]	-26.98%	7.99%	10.27%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	American Century VP Balanced Fund - Class I	0.83%[2]	-17.27%	4.43%	6.64%
Long-term growth of capital.	American Funds Global Growth Fund - Class 2	0.66%[2]	-24.74%	7.06%	10.15%
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 2	0.91%[2]	-29.55%	2.79%	6.84%
Growth of capital.	American Funds Growth Fund - Class 2	0.59%	-29.94%	11.14%	13.64%
Long-term growth of capital and income.	American Funds Growth- Income Fund - Class 2	0.53%	-16.49%	7.83%	11.54%
Long-term growth of capital.	American Funds International Fund - Class 2	0.78%	-20.79%	-1.03%	3.92%
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class I advised by Legg Mason Partners Fund Advisor, LLC	0.83%	-25.31%	5.22%	9.22%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term capital appreciation.	Delaware VIP® Emerging Markets Series - Standard Class[3]	1.18%[2]	-27.58%	-1.90%	2.34%
Capital Appreciation.	Delaware VIP® Small Cap Value Series - Standard Class[3]	0.78%	-12.09%	4.35%	9.21%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A	0.83%	-7.42%	2.83%	2.44%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class	0.70%	-26.38%	8.55%	11.31%
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class	0.71%	-24.52%	12.31%	14.69%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class	0.71%	-14.85%	5.84%	9.85%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 1	0.46%	-5.24%	4.56%	5.78%
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 1	0.69%	-7.15%	3.42%	7.00%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series I Shares	0.91%	-18.31%	1.51%	4.41%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class	1.15%[2]	-25.83%	9.12%	11.26%
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class	0.73%[2]	-15.38%	N/A	N/A
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	0.41%[2]	-16.52%	1.90%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class	0.55%	-4.70%	2.20%	0.80%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Standard Class (formerly LVIP BlackRock Global Real Estate Fund)	0.81%[2]	-28.64%	0.45%	2.92%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	0.39%[2]	-16.51%	2.73%	N/A
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Delaware Bond Fund - Standard Class[3]	0.37%	-13.70%	0.17%	1.17%
Total return.	LVIP Delaware Diversified Floating Rate Fund - Standard Class[3]	0.63%[2]	0.10%	1.33%	1.21%
Maximum long-term total return consistent with reasonable risk.	LVIP Delaware Diversified Income Fund - Standard Class[3]	0.54%[2]	-13.86%	0.41%	1.35%
Maximum total return, consistent with reasonable risk.	LVIP Delaware Limited- Term Diversified Income Fund - Standard Class[3]	0.53%[2]	-4.12%	0.94%	1.03%
To maximize long-term capital appreciation.	LVIP Delaware Mid Cap Value Fund - Standard Class[3]	0.42%	-8.87%	6.08%	10.64%
Long-term capital appreciation.	LVIP Delaware SMID Cap Core Fund - Standard Class[3]	0.80%[2]	-13.73%	6.10%	10.48%
To maximize long-term capital appreciation.	LVIP Delaware Social Awareness Fund - Standard Class[3]	0.44%	-19.71%	8.88%	11.78%
Long-term capital appreciation.	LVIP Delaware U.S. Growth Fund - Standard Class[3]	0.73%	-27.66%	8.73%	11.47%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Delaware U.S. REIT Fund - Standard Class[3] (formerly LVIP Delaware REIT Fund)	0.83%[2]	-25.30%	2.41%	5.21%
Long-term capital appreciation.	LVIP Delaware Value Fund - Standard Class[3]	0.69%[2]	-3.27%	6.77%	10.64%
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Standard Class	0.62%[2]	-13.42%	0.86%	N/A
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	0.39%[2]	-15.25%	8.70%	11.99%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	0.49%	-13.91%	8.11%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class (formerly LVIP SSGA Emerging Markets 100 Fund)	0.46%[2]	-11.83%	-1.46%	0.34%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class (formerly LVIP SSGA Developed International 150 Fund)	0.40%[2]	-7.02%	-0.26%	4.52%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class (formerly LVIP SSGA Large Cap 100 Fund)	0.36%[2]	-9.97%	6.71%	11.68%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class (formerly LVIP SSGA Small-Mid Cap 200 Fund)	0.39%[2]	-12.45%	5.16%	8.80%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	0.76%[2]	-15.40%	1.39%	3.52%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class	0.75%[2]	-18.68%	1.05%	3.74%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	0.74%[2]	-17.38%	1.11%	3.56%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Standard Class	0.41%	1.31%	0.95%	0.53%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Standard Class	0.67%[2]	-10.23%	2.05%	3.49%
Long-term capital appreciation.	LVIP MFS International Growth Fund - Standard Class	0.79%[2]	-14.28%	5.03%	6.47%
Capital Appreciation.	LVIP MFS Value Fund - Standard Class	0.62%[2]	-6.07%	7.38%	11.09%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Standard Class (formerly LVIP Global Income Fund)	0.64%[2]	-15.13%	-1.32%	-0.42%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class	0.76%[2]	-10.76%	-0.25%	3.60%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Standard Class	0.37%[2]	-13.44%	-0.32%	0.70%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Standard Class	0.51%[2]	-14.75%	2.25%	3.71%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Standard Class	0.37%[2]	-14.32%	1.49%	4.32%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Standard Class	0.50%	-15.41%	3.33%	5.23%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	0.50%	-15.88%	3.48%	5.72%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Standard Class[4]	0.23%	-18.31%	9.15%	12.29%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Standard Class	0.38%[2]	-20.78%	3.69%	8.56%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Standard Class (formerly LVIP SSGA Conservative Structured Allocation Fund)	0.60%	-13.30%	1.98%	3.67%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Standard Class (formerly LVIP SSGA Moderate Structured Allocation Fund)	0.57%	-13.15%	2.99%	5.20%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Standard Class (formerly LVIP SSGA Moderately Aggressive Structured Allocation Fund)	0.58%	-13.13%	3.07%	5.62%
Long-term capital growth.	LVIP T. Rowe Price Growth Stock Fund - Standard Class	0.67%[2]	-40.72%	4.78%	11.10%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	0.73%[2]	-24.52%	8.55%	12.00%
High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	0.77%[2]	-20.13%	2.24%	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Standard Class	0.36%	-13.37%	-0.61%	0.40%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Standard Class	0.32%[2]	-18.74%	8.68%	11.55%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Standard Class	0.34%[2]	-16.62%	0.83%	3.95%
Capital growth.	LVIP Wellington Capital Growth Fund - Standard Class	0.69%[2]	-33.33%	9.86%	13.69%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Standard Class	0.79%[2]	-10.00%	5.56%	9.17%
Capital Appreciation.	MFS® VIT Growth Series - Initial Class	0.74%[2]	-31.63%	9.57%	13.05%
Total return.	MFS® VIT Total Return Series - Initial Class	0.61%[2]	-9.58%	5.18%	7.34%
Total return.	MFS® VIT Utilities Series - Initial Class	0.78%[2]	0.76%	9.00%	8.63%
Maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	1.29%[2]	8.61%	7.03%	-1.56%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 1	0.52%[2]	-4.85%	-2.08%	-0.54%
Income and capital appreciation. A fund of funds.	TOPS® Balanced ETF Portfolio - Class 2 Shares advised by Valmark Advisers, Inc.	0.55%	-11.15%	2.93%	4.29%
Capital Appreciation. A fund of funds.	TOPS® Moderate Growth ETF Portfolio - Class 2 Shares advised by Valmark Advisers, Inc.	0.55%	-12.90%	3.77%	5.54%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the Underlying Fund or the fund company.[2]This fund is subject to an expense reimbursement or a fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Delaware VIP Series, Delaware Funds, Ivy Variable Insurance Portfolios, Ivy Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.[4]The Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The Index is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
Prospectuses Available [Text Block]	The following is a list of Underlying Funds currently available under the Policy. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Please see Appendix B: Current Investment Restrictions for Optional Benefits - No-Lapse Enhancement Rider. More information about the Underlying Funds is available in the Fund’s prospectus, which may be amended from time to time and found online at www.lfg.com/VULprospectus. You can also request this information at no cost by calling 1-800-487-1485 or by sending an email request to CustServSupportTeam@lfg.com.The current expenses and performance information below reflects fees and expenses of the fund, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class A (formerly AB VPS Small/ Mid Cap Value Portfolio)	0.80%	-15.63%	3.88%	9.33%
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class A	0.90%[2]	-26.98%	7.99%	10.27%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	American Century VP Balanced Fund - Class I	0.83%[2]	-17.27%	4.43%	6.64%
Long-term growth of capital.	American Funds Global Growth Fund - Class 2	0.66%[2]	-24.74%	7.06%	10.15%
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 2	0.91%[2]	-29.55%	2.79%	6.84%
Growth of capital.	American Funds Growth Fund - Class 2	0.59%	-29.94%	11.14%	13.64%
Long-term growth of capital and income.	American Funds Growth- Income Fund - Class 2	0.53%	-16.49%	7.83%	11.54%
Long-term growth of capital.	American Funds International Fund - Class 2	0.78%	-20.79%	-1.03%	3.92%
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class I advised by Legg Mason Partners Fund Advisor, LLC	0.83%	-25.31%	5.22%	9.22%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term capital appreciation.	Delaware VIP® Emerging Markets Series - Standard Class[3]	1.18%[2]	-27.58%	-1.90%	2.34%
Capital Appreciation.	Delaware VIP® Small Cap Value Series - Standard Class[3]	0.78%	-12.09%	4.35%	9.21%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A	0.83%	-7.42%	2.83%	2.44%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class	0.70%	-26.38%	8.55%	11.31%
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class	0.71%	-24.52%	12.31%	14.69%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class	0.71%	-14.85%	5.84%	9.85%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 1	0.46%	-5.24%	4.56%	5.78%
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 1	0.69%	-7.15%	3.42%	7.00%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series I Shares	0.91%	-18.31%	1.51%	4.41%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class	1.15%[2]	-25.83%	9.12%	11.26%
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class	0.73%[2]	-15.38%	N/A	N/A
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class	0.41%[2]	-16.52%	1.90%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class	0.55%	-4.70%	2.20%	0.80%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Standard Class (formerly LVIP BlackRock Global Real Estate Fund)	0.81%[2]	-28.64%	0.45%	2.92%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class	0.39%[2]	-16.51%	2.73%	N/A
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Delaware Bond Fund - Standard Class[3]	0.37%	-13.70%	0.17%	1.17%
Total return.	LVIP Delaware Diversified Floating Rate Fund - Standard Class[3]	0.63%[2]	0.10%	1.33%	1.21%
Maximum long-term total return consistent with reasonable risk.	LVIP Delaware Diversified Income Fund - Standard Class[3]	0.54%[2]	-13.86%	0.41%	1.35%
Maximum total return, consistent with reasonable risk.	LVIP Delaware Limited- Term Diversified Income Fund - Standard Class[3]	0.53%[2]	-4.12%	0.94%	1.03%
To maximize long-term capital appreciation.	LVIP Delaware Mid Cap Value Fund - Standard Class[3]	0.42%	-8.87%	6.08%	10.64%
Long-term capital appreciation.	LVIP Delaware SMID Cap Core Fund - Standard Class[3]	0.80%[2]	-13.73%	6.10%	10.48%
To maximize long-term capital appreciation.	LVIP Delaware Social Awareness Fund - Standard Class[3]	0.44%	-19.71%	8.88%	11.78%
Long-term capital appreciation.	LVIP Delaware U.S. Growth Fund - Standard Class[3]	0.73%	-27.66%	8.73%	11.47%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Delaware U.S. REIT Fund - Standard Class[3] (formerly LVIP Delaware REIT Fund)	0.83%[2]	-25.30%	2.41%	5.21%
Long-term capital appreciation.	LVIP Delaware Value Fund - Standard Class[3]	0.69%[2]	-3.27%	6.77%	10.64%
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Standard Class	0.62%[2]	-13.42%	0.86%	N/A
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	0.39%[2]	-15.25%	8.70%	11.99%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	0.49%	-13.91%	8.11%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class (formerly LVIP SSGA Emerging Markets 100 Fund)	0.46%[2]	-11.83%	-1.46%	0.34%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class (formerly LVIP SSGA Developed International 150 Fund)	0.40%[2]	-7.02%	-0.26%	4.52%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class (formerly LVIP SSGA Large Cap 100 Fund)	0.36%[2]	-9.97%	6.71%	11.68%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class (formerly LVIP SSGA Small-Mid Cap 200 Fund)	0.39%[2]	-12.45%	5.16%	8.80%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	0.76%[2]	-15.40%	1.39%	3.52%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class	0.75%[2]	-18.68%	1.05%	3.74%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	0.74%[2]	-17.38%	1.11%	3.56%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Standard Class	0.41%	1.31%	0.95%	0.53%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Standard Class	0.67%[2]	-10.23%	2.05%	3.49%
Long-term capital appreciation.	LVIP MFS International Growth Fund - Standard Class	0.79%[2]	-14.28%	5.03%	6.47%
Capital Appreciation.	LVIP MFS Value Fund - Standard Class	0.62%[2]	-6.07%	7.38%	11.09%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Standard Class (formerly LVIP Global Income Fund)	0.64%[2]	-15.13%	-1.32%	-0.42%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class	0.76%[2]	-10.76%	-0.25%	3.60%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Standard Class	0.37%[2]	-13.44%	-0.32%	0.70%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Standard Class	0.51%[2]	-14.75%	2.25%	3.71%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Standard Class	0.37%[2]	-14.32%	1.49%	4.32%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Standard Class	0.50%	-15.41%	3.33%	5.23%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	0.50%	-15.88%	3.48%	5.72%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Standard Class[4]	0.23%	-18.31%	9.15%	12.29%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Standard Class	0.38%[2]	-20.78%	3.69%	8.56%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Standard Class (formerly LVIP SSGA Conservative Structured Allocation Fund)	0.60%	-13.30%	1.98%	3.67%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Standard Class (formerly LVIP SSGA Moderate Structured Allocation Fund)	0.57%	-13.15%	2.99%	5.20%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Standard Class (formerly LVIP SSGA Moderately Aggressive Structured Allocation Fund)	0.58%	-13.13%	3.07%	5.62%
Long-term capital growth.	LVIP T. Rowe Price Growth Stock Fund - Standard Class	0.67%[2]	-40.72%	4.78%	11.10%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	0.73%[2]	-24.52%	8.55%	12.00%
High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	0.77%[2]	-20.13%	2.24%	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Standard Class	0.36%	-13.37%	-0.61%	0.40%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Standard Class	0.32%[2]	-18.74%	8.68%	11.55%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Standard Class	0.34%[2]	-16.62%	0.83%	3.95%
Capital growth.	LVIP Wellington Capital Growth Fund - Standard Class	0.69%[2]	-33.33%	9.86%	13.69%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Standard Class	0.79%[2]	-10.00%	5.56%	9.17%
Capital Appreciation.	MFS® VIT Growth Series - Initial Class	0.74%[2]	-31.63%	9.57%	13.05%
Total return.	MFS® VIT Total Return Series - Initial Class	0.61%[2]	-9.58%	5.18%	7.34%
Total return.	MFS® VIT Utilities Series - Initial Class	0.78%[2]	0.76%	9.00%	8.63%
Maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	1.29%[2]	8.61%	7.03%	-1.56%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 1	0.52%[2]	-4.85%	-2.08%	-0.54%
Income and capital appreciation. A fund of funds.	TOPS® Balanced ETF Portfolio - Class 2 Shares advised by Valmark Advisers, Inc.	0.55%	-11.15%	2.93%	4.29%
Capital Appreciation. A fund of funds.	TOPS® Moderate Growth ETF Portfolio - Class 2 Shares advised by Valmark Advisers, Inc.	0.55%	-12.90%	3.77%	5.54%

Portfolio Company Objective [Text Block]	Investment Objective
Some Portfolio Companies not Available for All Benefits [Text Block]	APPENDIX B: CURRENT INVESTMENT RESTRICTIONS FOR OPTIONAL BENEFITS – NO-LAPSE ENHANCEMENT RIDERIn order to avoid termination of this Rider, your allocation of Accumulation Value to all available Sub-Accounts must comply with all restrictions noted below.Currently, the following allocation constraints apply to all No-Lapse Enhancement Riders, regardless of the date the application was received:When the No-Lapse Enhancement Rider is in effect, you may only allocate Accumulation Value and Premium Payments to the Lincoln Variable Insurance Products Government Money Market Fund for:(a)the purposes described in the “Right to Examine Period” section of this prospectus; and(b)as an account from which you may transfer funds for the Dollar Cost Averaging program as described in the “Optional Sub-Account Allocation Programs” section.Use of the money market Sub-Account other than as described above will result in the Rider terminating.For applications received prior to May 15, 2023, we currently do not impose additional investment restrictions. However, we reserve the right to do so in the future. For applications received on or after May 15, 2023, you must comply with the following investment restrictions below. The Sub-Accounts of your Policy are divided into tiers. You can select the percentages of Accumulation Value to allocate to individual Sub-Accounts within the tier and/or to the Fixed Account, but the total allocation percentages must comply with the specified minimum or maximum percentages for that tier.
Tier 1 If any amount of the Accumulation Value is invested in Tier 3 Sub-Accounts, a minimum of 25% of the Accumulation Value must be invested in Tier 1 Sub- Accounts or the Fixed Account.	Tier 2 No restrictions or requirements exist on Tier 2 Sub-Accounts.
Tier 3
Only a maximum of 75% of the
Accumulation Value can be invested in this
tier. If any of the Accumulation Value is
invested in this tier, a minimum of 25% of
the Accumulation Value must be invested
in Tier 1 Sub-Accounts or the Fixed
Account

•LVIP BlackRock Inflation Protected Bond
Fund
•LVIP Delaware Bond Fund
•LVIP Delaware Diversified Income Fund
•LVIP Delaware Diversified Floating Rate
Fund
•LVIP Delaware Limited-Term Diversified
Income Fund
•LVIP JPMorgan High Yield Fund
•LVIP Mondrian Global Income Fund
•LVIP SSGA Bond Index Fund
•LVIP Vanguard Bond Allocation Fund
•Templeton Global Bond VIP Fund

•American Century VP Balanced Fund
•Franklin Income VIP Fund
•LVIP BlackRock Global Allocation Fund
•LVIP BlackRock Global ETF Allocation
Managed Risk Fund
•LVIP BlackRock US Growth ETF Allocation
Managed Risk Fund
•LVIP Global Conservative Allocation
Managed Risk Fund
•LVIP Global Growth Allocation Managed
Risk Fund
•LVIP Global Moderate Allocation Managed
Risk Fund
•LVIP SSGA Conservative Index Allocation
Fund
•LVIP SSGA Moderate Index Allocation
Fund
•LVIP SSGA Moderately Aggressive Index
Allocation Fund
•LVIP Structured Conservative Allocation

•AB VPS Discovery Value Portfolio
•AB VPS Sustainable Global Thematic
Portfolio
•American Funds Global Growth Fund
•American Funds Global Small Capital-
ization Fund
•American Funds Growth Fund
•American Funds Growth-Income Fund
•American Funds International Fund
•ClearBridge Variable Mid Cap Portfolio
•Delaware VIP Emerging Markets Series
•Delaware VIP Small Cap Value Series
•DWS Alternative Asset Allocation VIP
Portfolio
•Fidelity VIP Contrafund Portfolio
•Fidelity VIP Growth Portfolio
•Fidelity VIP Mid Cap Portfolio
•Franklin Mutual Shares VIP Fund
•Invesco VI EQV International Equity Fund

Tier 1 If any amount of the Accumulation Value is invested in Tier 3 Sub-Accounts, a minimum of 25% of the Accumulation Value must be invested in Tier 1 Sub- Accounts or the Fixed Account.	Tier 2 No restrictions or requirements exist on Tier 2 Sub-Accounts.
Tier 3
Only a maximum of 75% of the
Accumulation Value can be invested in this
tier. If any of the Accumulation Value is
invested in this tier, a minimum of 25% of
the Accumulation Value must be invested
in Tier 1 Sub-Accounts or the Fixed
Account

Fund
•LVIP Structured Moderate Allocation Fund
•LVIP Structured Moderately Aggressive
Allocation Fund
•LVIP US Growth Allocation Managed Risk
Fund
•MFS VIT Total Return Series
•TOPS Balanced ETF Portfolio
•TOPS Moderate Growth ETF Portfolio

•LVIP Baron Growth Opportunities Fund
•LVIP BlackRock Real Estate Fund
•LVIP Delaware Mid Cap Value
•LVIP Delaware SMID Cap Core Fund
•LVIP Delaware Social Awareness Fund
•LVIP Delaware U.S. Growth Fund
•LVIP Delaware U.S. REIT Fund
•LVIP Delaware Value Fund
•LVIP Dimensional International Core
Equity Fund
•LVIP Dimensional US Core Equity 1 Fund
•LVIP Dimensional US Core Equity 2 Fund
•LVIP Franklin Templeton Multi-Factor
Emerging Markets Equity Fund
•LVIP Franklin Templeton Multi-Factor
International Equity Fund
•LVIP Franklin Templeton Multi-Factor
Large Cap Equity Fund
•LVIP Franklin Templeton Multi-Factor
SMID Cap Equity Fund
•LVIP MFS International Growth Fund
•LVIP MFS Value Fund
•LVIP Mondrian International Value Fund
•LVIP SSGA International Index Fund
•LVIP SSGA S&P 500 Index Fund
•LVIP SSGA Small-Cap Index Fund
•LVIP T. Rowe Price Growth Stock Fund
•LVIP T. Rowe Price Structured Mid-Cap
Growth Fund
•LVIP Vanguard Domestic Equity ETF Fund
•LVIP Vanguard International Equity ETF
Fund
•LVIP Wellington Capital Growth Fund
•LVIP Wellington SMID Cap Value Fund
•MFS VIT Growth Series
•MFS VIT Utilities Series
•PIMCO VIT Commodity Real Return
Strategy Portfolio

Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or a fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
VULone 2021 VUL | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	•An investment in the Policy is subject to the risk of poor investment performance of the Underlying Funds.•Each Underlying Fund (including a Fixed Account investment option) has its own unique risks. You should review each Underlying Fund’s prospectus before making an investment decision.
VULone 2021 VUL | FluctuatingInvestmentPerformanceMember
Prospectus:
Principal Risk [Text Block]	Fluctuating Investment Performance. A Sub-Account will increase and decrease in value according to investment performance of the Underlying Fund. Policy values in the Sub-Accounts are not guaranteed. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account’s and Underlying Fund’s objective and risk is found in this prospectus and in each Underlying Fund’s prospectus, respectively. You should review these prospectuses before making your investment decision. Your choice of Sub-Accounts and the performance of the Underlying Funds will impact the Policy’s Accumulation Value and will impact how long the Policy remains in force, its tax status, and the amount of Premium you need to pay to keep the Policy in force.
VULone 2021 VUL | PolicyValuesintheFixedAccountMember
Prospectus:
Principal Risk [Text Block]	Policy Values in the Fixed Account. Premium Payments and policy values allocated to the Fixed Account are held in the Company’s General Account. Note that there are significant limitations on your right to transfer amounts in the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Sub-Accounts, it may take several years to do so. Therefore, you should carefully consider whether the Fixed Account meets your investment needs. We issue other types of insurance policies and financial products. In addition to any amounts we are obligated to pay in excess of policy value under the Policy, we also pay our obligations under other types of insurance policies and financial products. Obligations under these policies and financial products that are funded by our General Account include: (1) the obligation to keep the policy and any riders in force when the policy value is below zero and a no-lapse guarantee is in effect; (2) the obligation to pay or accelerate Death Benefits that exceed the Separate Account Value; Payment of these benefits and obligations is subject to our claims-paying ability and financial strength. We are also responsible for providing for all of the administrative services necessary in connection with the contracts (and bearing all of the associated expenses). Moreover, unlike assets held in the Separate Account, the assets of the General Account are subject to the general liabilities of the Company and, therefore, to the Company’s General Account creditors. In the event of an insolvency of receivership, payments we make from our General Account to satisfy claims under the Policy would generally receive the same priority as our other Owners’ obligations.The General Account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance company’s fulfillment of the contractual promises and guarantees we make to you in the Policy, including those relating to the payment of death benefits. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.For more information, please see the “Lincoln Life, The Separate Account and The General Account” sections of the Statement of Additional Information (SAI) or the “Transfers” section of this prospectus.
VULone 2021 VUL | CostsSubjecttoChangeMember
Prospectus:
Principal Risk [Text Block]	Costs Subject to Change. The Tables of Fees contained in this prospectus reflect the guaranteed maximum charges applicable to the Policy. At the time you purchase the Policy, some of those charges are likely to be assessed at rates less than the maximum rates shown but are subject to adjustment as described in the Policy Charges and Fees section. Such charges are referred to as non-guaranteed elements or “NGEs”. A change to one or more of these NGEs can affect your Policy's performance, including coverage duration, premiums required to keep your Policy in force, as well as the Policy's Surrender Value.
VULone 2021 VUL | UnsuitableforShortTermInvestmentMember
Prospectus:
Principal Risk [Text Block]	Unsuitable for Short-Term Investment. This Policy is intended for long-term financial and investment planning for persons needing death benefit protection, and it is unsuitable for short-term goals. Your Policy is not designed to serve as a vehicle for frequent trading.
VULone 2021 VUL | DecreasingDeathBenefitMember
Prospectus:
Principal Risk [Text Block]	Decreasing Death Benefit. Any outstanding Policy Loans and any amount that you have surrendered will reduce your Policy’s death benefit.
VULone 2021 VUL | ConsequencesofSurrenderMember
Prospectus:
Principal Risk [Text Block]	Consequences of Surrender. Surrender Charges are assessed if you surrender your Policy within 15 years of issue or within 15 years of a Specified Amount increase. Depending on the amount of Premium paid, or any Reduction in Specified Amount, there may be little or no Surrender Value available. Partial Surrenders may reduce the policy value and death benefit, and may increase the risk of lapse. To avoid lapse, you may be required to make additional Premium Payments. Full or Partial Surrenders may result in tax consequences.
VULone 2021 VUL | InvestmentRestrictionComplianceMember
Prospectus:
Principal Risk [Text Block]	Investment Restriction Compliance. While you own the No-Lapse Enhancement Rider, you may be subject to certain requirements and limitations that restrict your allocations among the Sub-Accounts and the Fixed Account. These restrictions are described in the “No-Lapse Enhancement Rider” section under “Allocation Requirements” later in this prospectus and the “Appendix B: Current Investment Restrictions for Optional Benefits – No-Lapse Enhancement Rider.” The Allocation Requirements are intended to reduce our risk that we may be required to use our own assets to fulfill our no-lapse guarantees under the rider. As described further in the funds’ prospectuses, certain Underlying Funds that are included within the investment restrictions, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to manage the funds’ overall volatility or limit the funds’ losses during significant market downturns. While these risk management strategies could help to reduce negative impacts of market volatility and market downturns, they could also limit your participation in market gains. Overall, the Allocation Requirements that may be imposed under the No-Lapse Enhancement Rider may conflict with your personal investment objectives and limit your ability to maximize potential growth of your Accumulation Value. You should consult with your registered representative to determine whether the Allocation Requirements align with your investment objectives.We reserve the right to change the Allocation Requirements at any time upon at least 61 days prior notice. Upon a change in Allocation Requirements, we will not reallocate any of your Policy’s Accumulation Value except pursuant to your instructions in writing or by telephone (if you have previously authorized telephone transfers in writing). If your allocations are not compliant with any new Allocation Requirements applicable to your Policy, failure to timely reallocate your Policy Accumulation Value in accordance with any new Allocation Requirements will cause your Rider to terminate.
VULone 2021 VUL | TaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Tax Consequences. As noted in greater detail in the section headed “Tax Issues”, the federal income tax treatment of life insurance is complex and the current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences. You should always consult a tax advisor about the application of federal, state and local tax rules to your individual situation. The following discussion highlights tax risks in general, summary terms. There may be adverse tax consequences (i.e. a 10% penalty) in the event of a Surrender or withdrawal if the Owner is under the age of 59½.
VULone 2021 VUL | TaxTreatmentofLifeInsuranceContractsMember
Prospectus:
Principal Risk [Text Block]	Tax Treatment of Life Insurance Contracts. Your Policy is designed to qualify for the favorable tax treatment afforded life insurance, including the exclusion of death benefits from income tax, the ability to take distributions and loans over the life of your Policy, and the deferral of taxation of any increase in the value of your Policy. If the Policy does fail to qualify as life insurance, you will be subject to the denial of those important benefits. In addition, if you pay more Premiums than permitted under the federal tax law your Policy will be classified as a Modified Endowment Contract (“MEC”) whereby only the tax benefits applicable to death benefits will apply and distributions will be subject to immediate taxation and to an added penalty tax.
VULone 2021 VUL | TaxLawComplianceMember
Prospectus:
Principal Risk [Text Block]	Tax Law Compliance. We believe that the Policy will satisfy the federal tax law definition of life insurance, and we will monitor your Policy for compliance with the tax law requirements. The discussion of the tax treatment of your Policy is based on the current Policy, as well as the current rules and regulations governing life insurance. Please note that changes made to the Policy, as well as any changes in the current tax law requirements, may affect the Policy’s qualification as life insurance or may have other tax consequences.
VULone 2021 VUL | CyberSecurityandBusinessInterruptionRisksMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Business Interruption Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks, including ransomware and malware attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Such systems failures and cyber-attacks affecting us, any third-party administrator, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate your policy value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber-security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Policy to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Policy due to system disruptions, cyber-attacks or information security breaches in the future. In addition to cyber-security risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. They could also result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of policy-related transactions, including orders from policy owners. Disasters may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. They may also impact the issuers of securities in which the Underlying Funds invest, which may negatively affect the value of the Underlying Funds and the value of your Policy. There can be no assurance that we or the Underlying Funds or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters.
VULone 2021 VUL | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in the Policy, including loss of principal.
VULone 2021 VUL | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	•This Policy is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.•Surrender Charges apply for 15 years from the Policy Date and 15 years from the date of any increase in your Specified Amount.•Charges may reduce the value of your Policy and death benefit.•Tax deferral is more beneficial to investors with a long-time horizon.
VULone 2021 VUL | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	•Any obligations, guarantees, and benefits of the contract are subject to the claims-paying ability of Lincoln Life. If Lincoln Life experiences financial distress, it may not be able to meet its obligations to you. More information about Lincoln Life, including its financial strength ratings, is available upon request from Lincoln Life or by visiting https://www.lfg.com/public/aboutus/investorrelations/financialinformation.•You may obtain our audited statutory financial statements, any unaudited statutory financial statements that may be available as well as ratings information by visiting our website at www.lfg.com/VULprospectus.
VULone 2021 VUL | Contract Lapse Risk [Member]
Prospectus:
Risk [Text Block]	•Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too small in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated.•Outstanding Policy Loans (plus interest) and Partial Surrenders will increase the risk of lapse. The death benefit will not be paid if the Policy Lapsed.
Principal Risk [Text Block]	Policy Lapse. Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too small in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated. Outstanding Policy Loans and Partial Surrenders will increase the risk of lapse.In addition to paying sufficient Premiums and being cognizant of the impact of outstanding Policy Loans and Partial Surrenders on policy values, you also have the No-Lapse Enhancement Rider and the Premium Reserve Rider, briefly noted above and discussed in more detail in the Riders section of the prospectus, to help you manage some of the risk of Policy Lapse.
VULone 2021 VUL | ABVPSDiscoveryValuePortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	AB VPS Discovery Value Portfolio - Class A
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(15.63%)
Average Annual Total Returns, 5 Years [Percent]	3.88%
Average Annual Total Returns, 10 Years [Percent]	9.33%
VULone 2021 VUL | ABVPSSustainableGlobalThematicPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	AB VPS Sustainable Global Thematic Portfolio - Class A
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(26.98%)
Average Annual Total Returns, 5 Years [Percent]	7.99%
Average Annual Total Returns, 10 Years [Percent]	10.27%
VULone 2021 VUL | AmericanCenturyVPBalancedFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	American Century VP Balanced Fund - Class I
Portfolio Company Objective [Text Block]	Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(17.27%)
Average Annual Total Returns, 5 Years [Percent]	4.43%
Average Annual Total Returns, 10 Years [Percent]	6.64%
VULone 2021 VUL | AmericanFundsGlobalGrowthFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Global Growth Fund - Class 2
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(24.74%)
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	10.15%
VULone 2021 VUL | AmericanFundsGlobalSmallCapitalizationFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Global Small Capitalization Fund - Class 2
Portfolio Company Objective [Text Block]	Long-term capital growth.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(29.55%)
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	6.84%
VULone 2021 VUL | AmericanFundsGrowthFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Growth Fund - Class 2
Portfolio Company Objective [Text Block]	Growth of capital.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(29.94%)
Average Annual Total Returns, 5 Years [Percent]	11.14%
Average Annual Total Returns, 10 Years [Percent]	13.64%
VULone 2021 VUL | AmericanFundsGrowthIncomeFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Growth-Income Fund - Class 2
Portfolio Company Objective [Text Block]	Long-term growth of capital and income.
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(16.49%)
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	11.54%
VULone 2021 VUL | AmericanFundsInternationalFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds International Fund - Class 2
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(20.79%)
Average Annual Total Returns, 5 Years [Percent]	(1.03%)
Average Annual Total Returns, 10 Years [Percent]	3.92%
VULone 2021 VUL | ClearBridgeVariableMidCapPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap Portfolio - Class I
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Adviser [Text Block]	advised by Legg Mason Partners Fund Advisor, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(25.31%)
Average Annual Total Returns, 5 Years [Percent]	5.22%
Average Annual Total Returns, 10 Years [Percent]	9.22%
VULone 2021 VUL | DelawareVIPEmergingMarketsSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Delaware VIP® Emerging Markets Series - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(27.58%)
Average Annual Total Returns, 5 Years [Percent]	(1.90%)
Average Annual Total Returns, 10 Years [Percent]	2.34%
VULone 2021 VUL | DelawareVIPSmallCapValueSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Delaware VIP® Small Cap Value Series - Standard Class
Portfolio Company Objective [Text Block]	Capital Appreciation.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(12.09%)
Average Annual Total Returns, 5 Years [Percent]	4.35%
Average Annual Total Returns, 10 Years [Percent]	9.21%
VULone 2021 VUL | DWSAlternativeAssetAllocationVIPPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP Portfolio - Class A
Portfolio Company Objective [Text Block]	Capital Appreciation. A fund of funds.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(7.42%)
Average Annual Total Returns, 5 Years [Percent]	2.83%
Average Annual Total Returns, 10 Years [Percent]	2.44%
VULone 2021 VUL | FidelityVIPContrafundPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund®Portfolio - Service Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(26.38%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	11.31%
VULone 2021 VUL | FidelityVIPGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Portfolio - Service Class
Portfolio Company Objective [Text Block]	To achieve capital appreciation.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(24.52%)
Average Annual Total Returns, 5 Years [Percent]	12.31%
Average Annual Total Returns, 10 Years [Percent]	14.69%
VULone 2021 VUL | FidelityVIPMidCapPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio - Service Class
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(14.85%)
Average Annual Total Returns, 5 Years [Percent]	5.84%
Average Annual Total Returns, 10 Years [Percent]	9.85%
VULone 2021 VUL | FranklinIncomeVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Income VIP Fund - Class 1
Portfolio Company Objective [Text Block]	To maximize income while maintaining prospects for capital appreciation.
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	(5.24%)
Average Annual Total Returns, 5 Years [Percent]	4.56%
Average Annual Total Returns, 10 Years [Percent]	5.78%
VULone 2021 VUL | FranklinMutualSharesVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Mutual Shares VIP Fund - Class 1
Portfolio Company Objective [Text Block]	Capital appreciation; income is a secondary consideration.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(7.15%)
Average Annual Total Returns, 5 Years [Percent]	3.42%
Average Annual Total Returns, 10 Years [Percent]	7.00%
VULone 2021 VUL | InvescoVIEQVInternationalEquityFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity Fund - Series I Shares
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(18.31%)
Average Annual Total Returns, 5 Years [Percent]	1.51%
Average Annual Total Returns, 10 Years [Percent]	4.41%
VULone 2021 VUL | LVIPBaronGrowthOpportunitiesFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Baron Growth Opportunities Fund - Service Class
Portfolio Company Objective [Text Block]	Capital Appreciation.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(25.83%)
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	11.26%
VULone 2021 VUL | LVIPBlackRockGlobalAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP BlackRock Global Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	High total investment return.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(15.38%)
VULone 2021 VUL | LVIPBlackRockGlobalGrowthETFAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	(16.52%)
Average Annual Total Returns, 5 Years [Percent]	1.90%
VULone 2021 VUL | LVIPBlackRockInflationProtectedBondFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP BlackRock Inflation Protected Bond Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize real return, consistent with preservation of real capital and prudent investment management.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(4.70%)
Average Annual Total Returns, 5 Years [Percent]	2.20%
Average Annual Total Returns, 10 Years [Percent]	0.80%
VULone 2021 VUL | LVIPBlackRockRealEstateFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP BlackRock Real Estate Fund - Standard Class
Portfolio Company Objective [Text Block]	Total return through a combination of current income and long-term capital appreciation.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(28.64%)
Average Annual Total Returns, 5 Years [Percent]	0.45%
Average Annual Total Returns, 10 Years [Percent]	2.92%
VULone 2021 VUL | LVIPBlackRockUSGrowthETFAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	(16.51%)
Average Annual Total Returns, 5 Years [Percent]	2.73%
VULone 2021 VUL | LVIPStructuredConservativeAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Structured Conservative Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	Maximum current income (yield) consistent with a prudent investment strategy.
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	(13.70%)
Average Annual Total Returns, 5 Years [Percent]	0.17%
Average Annual Total Returns, 10 Years [Percent]	1.17%
VULone 2021 VUL | LVIPDelawareBondFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Delaware Bond Fund - Standard Class
Portfolio Company Objective [Text Block]	Total return.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	0.10%
Average Annual Total Returns, 5 Years [Percent]	1.33%
Average Annual Total Returns, 10 Years [Percent]	1.21%
VULone 2021 VUL | LVIPDelawareDiversifiedFloatingRateFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Delaware Diversified Floating Rate Fund - Standard Class
Portfolio Company Objective [Text Block]	Maximum long-term total return consistent with reasonable risk.
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	(13.86%)
Average Annual Total Returns, 5 Years [Percent]	0.41%
Average Annual Total Returns, 10 Years [Percent]	1.35%
VULone 2021 VUL | LVIPDelawareDiversifiedIncomeFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Delaware Diversified Income Fund - Standard Class
Portfolio Company Objective [Text Block]	Maximum total return, consistent with reasonable risk.
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(4.12%)
Average Annual Total Returns, 5 Years [Percent]	0.94%
Average Annual Total Returns, 10 Years [Percent]	1.03%
VULone 2021 VUL | LVIPDelawareLimitedTermDiversifiedIncomeFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Delaware Limited-Term Diversified Income Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	(8.87%)
Average Annual Total Returns, 5 Years [Percent]	6.08%
Average Annual Total Returns, 10 Years [Percent]	10.64%
VULone 2021 VUL | LVIPDelawareMidCapValueFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Delaware Mid Cap Value Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(13.73%)
Average Annual Total Returns, 5 Years [Percent]	6.10%
Average Annual Total Returns, 10 Years [Percent]	10.48%
VULone 2021 VUL | LVIPDelawareSMIDCapCoreFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Delaware SMID Cap Core Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	(19.71%)
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	11.78%
VULone 2021 VUL | LVIPDelawareSocialAwarenessFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Delaware Social Awareness Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(27.66%)
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	11.47%
VULone 2021 VUL | LVIPDelawareUSGrowthFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Delaware U.S. Growth Fund - Standard Class
Portfolio Company Objective [Text Block]	Maximum long-term total return, with capital appreciation as a secondary objective.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(25.30%)
Average Annual Total Returns, 5 Years [Percent]	2.41%
Average Annual Total Returns, 10 Years [Percent]	5.21%
VULone 2021 VUL | LVIPDelawareUSREITFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(3.27%)
Average Annual Total Returns, 5 Years [Percent]	6.77%
Average Annual Total Returns, 10 Years [Percent]	10.64%
VULone 2021 VUL | LVIPDelawareValueFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Delaware Value Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(13.42%)
Average Annual Total Returns, 5 Years [Percent]	0.86%
VULone 2021 VUL | LVIPDimensionalInternationalCoreEquityFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Dimensional International Core Equity Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	(15.25%)
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	11.99%
VULone 2021 VUL | LVIPDimensionalUSCoreEquity1FundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	(13.91%)
Average Annual Total Returns, 5 Years [Percent]	8.11%
VULone 2021 VUL | LVIPDimensionalUSCoreEquity2FundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	(11.83%)
Average Annual Total Returns, 5 Years [Percent]	(1.46%)
Average Annual Total Returns, 10 Years [Percent]	0.34%
VULone 2021 VUL | LVIPFranklinTempletonMultiFactorEmergingMarketsEquityFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(7.02%)
Average Annual Total Returns, 5 Years [Percent]	(0.26%)
Average Annual Total Returns, 10 Years [Percent]	4.52%
VULone 2021 VUL | LVIPFranklinTempletonMultiFactorInternationalEquityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	(9.97%)
Average Annual Total Returns, 5 Years [Percent]	6.71%
Average Annual Total Returns, 10 Years [Percent]	11.68%
VULone 2021 VUL | LVIPFranklinTempletonMultiFactorLargeCapEquityFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	(12.45%)
Average Annual Total Returns, 5 Years [Percent]	5.16%
Average Annual Total Returns, 10 Years [Percent]	8.80%
VULone 2021 VUL | LVIPFranklinTempletonMultiFactorSMIDCapEquityFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class
Portfolio Company Objective [Text Block]	A high level of current income with some consideration given to growth of capital. A fund of funds.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(15.40%)
Average Annual Total Returns, 5 Years [Percent]	1.39%
Average Annual Total Returns, 10 Years [Percent]	3.52%
VULone 2021 VUL | LVIPGlobalConservativeAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(18.68%)
Average Annual Total Returns, 5 Years [Percent]	1.05%
Average Annual Total Returns, 10 Years [Percent]	3.74%
VULone 2021 VUL | LVIPGlobalGrowthAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Global Growth Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(17.38%)
Average Annual Total Returns, 5 Years [Percent]	1.11%
Average Annual Total Returns, 10 Years [Percent]	3.56%
VULone 2021 VUL | LVIPGlobalModerateAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	1.31%
Average Annual Total Returns, 5 Years [Percent]	0.95%
Average Annual Total Returns, 10 Years [Percent]	0.53%
VULone 2021 VUL | LVIPGovernmentMoneyMarketFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Government Money Market Fund - Standard Class
Portfolio Company Objective [Text Block]	A high level of current income; capital appreciation is the secondary objective.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(10.23%)
Average Annual Total Returns, 5 Years [Percent]	2.05%
Average Annual Total Returns, 10 Years [Percent]	3.49%
VULone 2021 VUL | LVIPJPMorganHighYieldFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP JPMorgan High Yield Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(14.28%)
Average Annual Total Returns, 5 Years [Percent]	5.03%
Average Annual Total Returns, 10 Years [Percent]	6.47%
VULone 2021 VUL | LVIPMFSInternationalGrowthFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP MFS International Growth Fund - Standard Class
Portfolio Company Objective [Text Block]	Capital Appreciation.
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(6.07%)
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	11.09%
VULone 2021 VUL | LVIPMFSValueFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP MFS Value Fund - Standard Class
Portfolio Company Objective [Text Block]	Current income consistent with the preservation of capital.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(15.13%)
Average Annual Total Returns, 5 Years [Percent]	(1.32%)
Average Annual Total Returns, 10 Years [Percent]	(0.42%)
VULone 2021 VUL | LVIPStructuredModerateAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Structured Moderate Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(10.76%)
Average Annual Total Returns, 5 Years [Percent]	(0.25%)
Average Annual Total Returns, 10 Years [Percent]	3.60%
VULone 2021 VUL | LVIPStructuredModeratelyAggressiveAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Structured Moderately Aggressive Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	(13.44%)
Average Annual Total Returns, 5 Years [Percent]	(0.32%)
Average Annual Total Returns, 10 Years [Percent]	0.70%
VULone 2021 VUL | LVIPMondrianGlobalIncomeFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Mondrian Global Income Fund - Standard Class
Portfolio Company Objective [Text Block]	A high level of current income, with some consideration given to growth of capital. A fund of funds.
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(14.75%)
Average Annual Total Returns, 5 Years [Percent]	2.25%
Average Annual Total Returns, 10 Years [Percent]	3.71%
VULone 2021 VUL | LVIPMondrianInternationalValueFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Mondrian International Value Fund - Standard Class
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	(14.32%)
Average Annual Total Returns, 5 Years [Percent]	1.49%
Average Annual Total Returns, 10 Years [Percent]	4.32%
VULone 2021 VUL | LVIPSSGABondIndexFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Bond Index Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(15.41%)
Average Annual Total Returns, 5 Years [Percent]	3.33%
Average Annual Total Returns, 10 Years [Percent]	5.23%
VULone 2021 VUL | LVIPSSGAConservativeIndexAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Conservative Index Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(15.88%)
Average Annual Total Returns, 5 Years [Percent]	3.48%
Average Annual Total Returns, 10 Years [Percent]	5.72%
VULone 2021 VUL | LVIPSSGAInternationalIndexFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA International Index Fund - Standard Class
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
Current Expenses [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	(18.31%)
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	12.29%
VULone 2021 VUL | LVIPSSGAModerateIndexAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Moderate Index Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	(20.78%)
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	8.56%
VULone 2021 VUL | LVIPSSGAModeratelyAggressiveIndexAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	A high level of current income, with some consideration given to growth of capital. A fund of funds.
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(13.30%)
Average Annual Total Returns, 5 Years [Percent]	1.98%
Average Annual Total Returns, 10 Years [Percent]	3.67%
VULone 2021 VUL | LVIPSSGASP500IndexFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA S&P 500 Index Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(13.15%)
Average Annual Total Returns, 5 Years [Percent]	2.99%
Average Annual Total Returns, 10 Years [Percent]	5.20%
VULone 2021 VUL | LVIPSSGASmallCapIndexFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Small-Cap Index Fund - Standard Class
Portfolio Company Objective [Text Block]	A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	(13.13%)
Average Annual Total Returns, 5 Years [Percent]	3.07%
Average Annual Total Returns, 10 Years [Percent]	5.62%
VULone 2021 VUL | LVIPTRowePriceGrowthStockFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP T. Rowe Price Growth Stock Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital growth.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(40.72%)
Average Annual Total Returns, 5 Years [Percent]	4.78%
Average Annual Total Returns, 10 Years [Percent]	11.10%
VULone 2021 VUL | LVIPTRowePriceStructuredMidCapGrowthFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class
Portfolio Company Objective [Text Block]	To maximize capital appreciation.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(24.52%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	12.00%
VULone 2021 VUL | LVIPUSGrowthAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class
Portfolio Company Objective [Text Block]	High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(20.13%)
Average Annual Total Returns, 5 Years [Percent]	2.24%
VULone 2021 VUL | LVIPVanguardBondAllocationFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Vanguard Bond Allocation Fund - Standard Class
Portfolio Company Objective [Text Block]	Total return consistent with the preservation of capital. A fund of funds.
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	(13.37%)
Average Annual Total Returns, 5 Years [Percent]	(0.61%)
Average Annual Total Returns, 10 Years [Percent]	0.40%
VULone 2021 VUL | LVIPVanguardDomesticEquityETFFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Vanguard Domestic Equity ETF Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	(18.74%)
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	11.55%
VULone 2021 VUL | LVIPVanguardInternationalEquityETFFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Vanguard International Equity ETF Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	(16.62%)
Average Annual Total Returns, 5 Years [Percent]	0.83%
Average Annual Total Returns, 10 Years [Percent]	3.95%
VULone 2021 VUL | LVIPWellingtonCapitalGrowthFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Wellington Capital Growth Fund - Standard Class
Portfolio Company Objective [Text Block]	Capital growth.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(33.33%)
Average Annual Total Returns, 5 Years [Percent]	9.86%
Average Annual Total Returns, 10 Years [Percent]	13.69%
VULone 2021 VUL | LVIPWellingtonSMIDCapValueFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Wellington SMID Cap Value Fund - Standard Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(10.00%)
Average Annual Total Returns, 5 Years [Percent]	5.56%
Average Annual Total Returns, 10 Years [Percent]	9.17%
VULone 2021 VUL | MFSVITGrowthSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Growth Series - Initial Class
Portfolio Company Objective [Text Block]	Capital Appreciation.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(31.63%)
Average Annual Total Returns, 5 Years [Percent]	9.57%
Average Annual Total Returns, 10 Years [Percent]	13.05%
VULone 2021 VUL | MFSVITTotalReturnSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Total Return Series - Initial Class
Portfolio Company Objective [Text Block]	Total return.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(9.58%)
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]	7.34%
VULone 2021 VUL | MFSVITUtilitiesSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Utilities Series - Initial Class
Portfolio Company Objective [Text Block]	Total return.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	0.76%
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	8.63%
VULone 2021 VUL | PIMCOVITCommodityRealReturnStrategyPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT CommodityRealReturn®Strategy Portfolio - Administrative Class
Portfolio Company Objective [Text Block]	Maximum real return, consistent with prudent investment management.
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	8.61%
Average Annual Total Returns, 5 Years [Percent]	7.03%
Average Annual Total Returns, 10 Years [Percent]	(1.56%)
VULone 2021 VUL | TempletonGlobalBondVIPFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund - Class 1
Portfolio Company Objective [Text Block]	High current income consistent with preservation of capital; capital appreciation is a secondary objective.
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(4.85%)
Average Annual Total Returns, 5 Years [Percent]	(2.08%)
Average Annual Total Returns, 10 Years [Percent]	(0.54%)
VULone 2021 VUL | TOPSBalancedETFPortfolioClass2SharesMember
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Balanced ETF Portfolio - Class 2 Shares
Portfolio Company Objective [Text Block]	Income and capital appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	advised by Valmark Advisers, Inc.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(11.15%)
Average Annual Total Returns, 5 Years [Percent]	2.93%
Average Annual Total Returns, 10 Years [Percent]	4.29%
VULone 2021 VUL | TOPSModerateGrowthETFPortfolioClass2SharesMember
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Moderate Growth ETF Portfolio - Class 2 Shares
Portfolio Company Objective [Text Block]	Capital Appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	advised by Valmark Advisers, Inc.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(12.90%)
Average Annual Total Returns, 5 Years [Percent]	3.77%
Average Annual Total Returns, 10 Years [Percent]	5.54%
VULone 2021 VUL | LVIPDelawareREITFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Delaware U.S. REIT Fund - Standard Class
VULone 2021 VUL | LVIPFranklinTempletonMultiFactorInternationalEquityFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class
VULone 2021 VUL | LoansMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Policy Loan Interest
Optional Benefit Charge, When Deducted [Text Block]	Annually
Optional Benefit Expense (of Other Amount), Maximum [Percent]	6.00%
VULone 2021 VUL | InterestonAcceleratedBenefitLienMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Interest on Accelerated Benefit Lien
Optional Benefit Charge, When Deducted [Text Block]	Annually
Optional Benefit Expense (of Other Amount), Maximum [Percent]	6.00%
VULone 2021 VUL | OverloanProtectionRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Overloan Protection Rider
Optional Benefit Charge, When Deducted [Text Block]	Upon use of the benefit
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.00%
Name of Benefit [Text Block]	Overloan Protection Rider
Purpose of Benefit [Text Block]	Provides that your Policy will not lapse solely based on Debt exceeding the Surrender Value.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Automatically issued at Policy purchase if Guideline Premium Test is chosen. Not available if Cash Value Accumulation Test is chosen.•Once you exercise the benefit, the following changes will be made to your Policy:•We will no longer allow Premium Payments, Partial Surrenders, or changes to the Specified Amount.•All other riders will be terminated.•No additional Monthly Deductions will be taken.•The Separate Account Value will be transferred to the Fixed Account.•The Policy will become paid-up insurance (i.e. no further payment will be required).
Name of Benefit [Text Block]	Overloan Protection Rider
Operation of Benefit [Text Block]	Overloan Protection Rider. If this rider is issued with your Policy, you meet the requirements as described in the rider (see below) and you choose to take advantage of the benefit it provides, your Policy will not lapse solely based on Debt exceeding the Surrender Value. It is a limited benefit, in that it does not provide any additional death benefit or any increase in Accumulation Value. Also, it does not provide any type of market performance guarantee.We will automatically issue this rider with your Policy if the death benefit qualification test chosen is the Guideline Premium Test. This rider is not available if you have chosen the Cash Value Accumulation Test as the basis for the Policy qualifying as life insurance under federal tax law and the benefit is not available to you if the Policy is a Modified Endowment Contract. While there is no charge for adding this rider to your Policy, if you choose to exercise this benefit, there is a one-time charge shown in the Policy Specifications. (See the “Periodic Charges Other Than Annual Underlying Fund Fees and Operating Expenses” table and Policy Charges and Fees section of this prospectus.) In addition to the conditions mentioned above the following must be met at the time the benefit is exercised:(1)Policy Debt is larger than the Specified Amount; and(2)The Policy has been in force for a minimum number of Policy Years (“Minimum Policy Years in Force”) as shown in the Policy Specifications; and(3)Any Insured identified in the Policy Specifications has attained the age shown as “Minimum Attained Age” in the Policy Specifications; and(4)The Policy’s Accumulation Value less Debt must be enough to cover the charge as shown in the Policy Specifications; and(5)The ratio of Debt to the Policy’s Accumulation Value must be between the Minimum and Maximum Value Threshold Percentages shown in the Policy Specifications; and(6)Both the guideline single premium and the guideline level premiums calculated under the Guideline Premium Test must be greater than zero (see the “Death Benefit Qualification Test” section of this prospectus) (unless the youngest Insured has attained or would have attained at least age 100)Once you exercise the benefit, the following changes will be made to your Policy:a. We will no longer allow Premium Payments, Partial Surrenders, or changes to the Specified Amount;b. All other riders will be terminated; c. No additional Monthly Deductions will be taken; d. The Separate Account Value (also referred to the “Variable Account Value” in the rider), if any, will be transferred to the Fixed Account. (This transfer will not be subject to any limitations that may otherwise be in effect and will not be assessed a charge. Also, no further transfers will be allowed, and Automatic Rebalancing will end); ande. The Policy will become paid-up insurance (i.e. no further payments will be required) and the death benefit will be determined as provided by the Policy but will be no less than the greater of the following amounts, less Debt:(i) Debt plus $10,000; or(ii) An amount determined by us equal to the amount required to qualify the Policy as life insurance under the Internal Revenue Code.You should consult with a qualified tax advisor before exercising this rider, as there may be tax consequences in the event you fail to meet eligibility for this rider. Also, we will provide you with notice the first time your Policy meets all the conditions and requirements noted above. We strongly recommend that you carefully monitor the performance of your Policy by annually reviewing a projection of the Policy’s benefits and values (an “illustration”) in order to improve your opportunity of meeting the requirements and conditions of the rider.
VULone 2021 VUL | BasicAcceleratedBenefitsRidersMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Basic Accelerated Benefits Riders[6]
Optional Benefit Charge, When Deducted [Text Block]	Upon any payment of the rider benefit
Optional Benefit Expense, Maximum [Dollars]	$ 250
Optional Benefit Expense, Footnotes [Text Block]	Under the Basic Accelerated Benefits Riders, payments of benefits are considered as liens and are charged interest as shown. Variable interest shall be at a rate not to exceed higher of (i) published monthly average of Moody’s Corporate Bond Yield Average - Monthly Average Corporates (determined 30 days in advance of beginning of Policy Year) and (ii) the rate used to compute the Accumulation Value of the Fixed Account plus 1%. Although deducted annually, interest accrues daily. When you request an Accelerated Benefit, amounts equal to the amount of the Accelerated Benefit you request are withdrawn from the Sub-Accounts and the Fixed Account in proportion to their respective values. Such amount is transferred to the Loan Account, which is part of the Company’s General Account. Amounts in the Loan Account are credited interest at an effective annual rate guaranteed not to be less than 5% in Policy Years 1-10 and 6% in Policy Years 11 and beyond.
Name of Benefit [Text Block]	Basic Accelerated Benefits Riders
Purpose of Benefit [Text Block]	Advances a portion of the death benefit upon Insured being Terminally Ill, critically ill or confined to a nursing home.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Version 1: available at Policy purchase or anytime thereafter; Version 2: available at Policy purchase only.•Availability is subject to underwriting criteria (including age and state of health).•Terminal illness coverage is up to 50% of the death benefit.•Nursing Home Confinement coverage is up to 40% of the death benefit.•Terminal Illness coverage and Nursing Home Confinement coverage is subject to an overall maximum of $250,000.•Version 2: critical illness coverage is 5% of the death benefit not to exceed $25,000 upon the occurrence of the first critical illness.•The illness or confinement must meet conditions of the Rider to qualify for payments.•Benefits received from this rider will terminate any other Accelerated Benefit rider.
Name of Benefit [Text Block]	Basic Accelerated Benefits Riders
Operation of Benefit [Text Block]	Basic Accelerated Benefits Riders. There are two basic Accelerated Benefits Riders. The availability of the riders is based upon the Insured meeting our underwriting criteria (including the Insured's age and the state of the Insured's health at the time of your application), which will determine which, if any, form of rider will be issued to you. If the Insured meets our underwriting requirements and if you apply for the riders at the same time as you apply for your Policy, you will be issued the second version of the rider (as described below). If the Insured does not meet our underwriting requirements (or you do not apply for the riders when you apply for your Policy), you will be issued the first version of the rider that is described below. There is a charge for these riders of $250 (limited in certain states), which will be deducted from any benefit when paid. A benefit payable under either form of rider (the “Accelerated Benefits”) will be considered as a lien against your Policy for the amount of the Accelerated Benefit paid, and the lien will be considered as a Policy Loan and will be charged interest. (See section headed “Policy Loans”.) As the benefit paid is a lien, you may, if you wish, repay any part (but not less than $25) or all of the amount paid. The amount of any lien outstanding at the time of the death of the Insured will be deducted from the death benefit otherwise payable. In certain states, the availability of the riders, and the benefits available thereunder, are limited; please consult with your registered representative as to availability and benefits.One version of this rider pays a portion of the death benefit upon occurrence of Terminal Illness (defined by the rider as when the Insured's life expectancy is reduced to less than 12 months) or Nursing Home Confinement (defined by the rider as the Insured being confined to a qualifying nursing home for the balance of life), subject to the terms of the rider. This version of the rider will pay 50% of the death benefit for Terminal Illness and 40% of the death benefit for Nursing Home Confinement, subject to an overall maximum of $250,000 on all policies in force with us, in accordance with the terms of the rider. You may apply for this rider either at the time your application for the Policy is made or at any time thereafter. Our underwriting rules in effect at the time you apply will determine whether the rider will be issued.The second version of this rider, which must be applied for at the time you apply for your Policy, in addition to paying the same portion of the death benefit upon the occurrence of Terminal Illness or Nursing Home Confinement (as discussed above), also may pay a portion of the death benefit upon critical illness or a condition specified in the rider. The illnesses which qualify are detailed in the rider and generally include, but are not limited to, heart attack (myocardial infarction) and life threatening cancer. In the instance of critical illness, the portion of the death benefit payable is 5% (not to exceed a total of $25,000) upon the occurrence of the first critical illness covered by the rider.Under either version of this rider, the death benefit used to calculate the benefit under the rider will include any Premium Reserve Rider Accumulation Value less Debt.To receive a benefit, you must contact us and let us know which benefit you are requesting and the benefit amount (subject to maximum limits) you would like. We will let you know what physician’s certification or other requirements you must submit. If you request less than the maximum benefit, you may later apply for the balance of the benefit. For example, if the Insured is confined to a qualifying nursing home for the balance of life, and your only policy with us covering that Insured has a $100,000 death benefit, you could request up to 40% or $40,000, and if the Insured is later diagnosed with a medical condition resulting in a less than 12 month life expectancy, you may request an additional 10% (for a total benefit of 50%) or $10,000 (for a total benefit of $50,000). Because the benefit payable creates a lien on the Policy, the maximum amount of your benefit may also be restricted (or no benefit may be payable) if you have an outstanding Policy Loan or if the Policy has been assigned to a third party. Benefits paid under the rider may restrict your ability to request future Policy Loans. Lincoln LifeEnhance® Accelerated Benefits Rider. The availability of this rider is based upon the Insured meeting our underwriting criteria (including the Insured’s age, gender and the state of the Insured’s health at the time of your application). You must apply for this rider at the time you apply for your Policy. Charges for this rider, if elected, are part of the Monthly Deductions. This rider provides for the acceleration of up to 100% of the Original Benefit Amount, as determined below, upon occurrence of a Qualifying Event provided all of the terms and conditions of this rider have been met. There are two Qualifying Events: (1) the Insured is certified as Chronically Ill as defined in the rider; or (2) the Insured is certified as Terminally Ill as defined in the rider. Depending on which Qualifying Event occurs and the benefit payment option you have chosen, the Original Benefit Amount will be determined as follows, assuming all the Conditions for Eligibility for Benefit Payments, also described below, have been satisfied:A.For Chronic Illness where you have elected to receive benefits in a one-time lump sum and have met all Conditions for Eligibility of Benefit Payments:•the Policy’s Death Benefit Proceeds, without reduction by an outstanding Debt, (the “Gross Death Benefit Proceeds”).•If a Premium Reserve Rider is attached to the Policy, the Policy’s Gross Death Benefit Proceeds less the Premium Reserve Rider Accumulation Value. The Premium Reserve Rider Surrender Value will be paid to you prior to the calculation of the Original Benefit Amount.B.For Chronic Illness where you have elected to receive Monthly Benefit Amounts or where you elect to receive the Terminal Illness benefit and have met all Conditions for Eligibility for Benefit Payments:•the Gross Death Benefit Proceeds ; or•If a Premium Reserve Rider is attached to the Policy, you can elect to have the Premium Reserve Rider Surrender Value paid to you prior to the calculation of the Original Benefit Amount.You are eligible to receive an Accelerated Benefit payment if the Policy and this rider are in force and the Insured is living when all of the following requirements (the “Conditions for Eligibility for Benefit Payment”) are met:1.Our receipt and approval of the following documentation provided by you:a.For Chronic Illness, Written Certification or Written Re-certification that the Insured is a Chronically Ill individual; orb.For Terminal Illness, a Terminally Ill Certification that the Insured is Terminally Ill; andc.A written consent to make such payment from any assignee of record named under the Policy or any irrevocable Beneficiary named under the Policy; and2.We complete, at our discretion and expense, a personal interview with, and an assessment of, the Insured, including examination or tests by a “Licensed Health Care Practitioner” of our choice; and our receipt of copies of any relevant medical records from a health care provider involved in the Insured’s care. A Licensed Health Care Practitioner is a physician, as defined in Section 1861(r)(1) of the Social Security Act, a registered professional nurse, licensed social worker, or other individual who meets such requirements as may be prescribed by the Secretary of Treasury, or qualifications to our satisfaction.The Original Benefit Amount will be reduced by any benefit payments made. The balance remaining is the “Remaining Benefit Amount”. There is no waiting period to receive a benefit under this rider once all Conditions for Eligibility for Benefit Payments have been satisfied and benefits will be paid retroactively to the date of our receipt of all documentation provided by you that is necessary to satisfy all Conditions for Eligibility for Benefit Payments. Furthermore, we do not require proof of incurred expenses for you to receive benefits under this rider. This rider’s benefits will only be paid to the Owner of the Policy and will only be paid by check or other method made available by us. Any benefit to be paid is subject to the “Incontestability” provision of the Policy.The benefit payment options available to you under this rider are as follows:(1)For a Chronic Illness Qualifying EventYou may elect to receive the benefit as either (a) Monthly Benefit Amounts or (b) a one-time lump sum payment.(a)Monthly Benefit Amounts - Provided all Conditions for Eligibility for Benefit Payments have been satisfied, you may elect to receive accelerated monthly benefit payments (the “Monthly Benefit Amount”) without losing the option of electing a one-time lump sum payment of the Remaining Benefit Amount.For each Benefit Period, defined below, in which you qualify to receive benefits, you may elect a Monthly Benefit Amount equal to or greater than the Minimum Monthly Benefit but not exceeding the Maximum Monthly Benefit. Both of these amounts are shown on the Policy Specifications. Please note that the Monthly Benefit Amount is not cumulative. The entire Maximum Monthly Benefit may be taken, but if not, the remaining portion cannot be added to future payments. By electing an amount less than the Maximum Monthly Benefit, the amount of the Original Benefit Amount available for later benefit payments (the “Remaining Benefit Amount” as noted above) will be reduced more slowly; however, you should consider that you may or may not re-qualify for future “Written Re-certifications”. A “Written Certification” is the Written Certification that we must receive and approve prior to the start of each Benefit Period following the initial Benefit Period in order for you to be eligible for Chronic Illness Monthly Benefit Amounts, provided all other Conditions for Eligibility for Benefit Payments are met. “Written Certification” is the documentation required, in a form satisfactory to us, certifying that the Insured is Chronically Ill as defined in the rider and providing certain other information with respect to the Insured’s ongoing health service needs. A “Benefit Period” is a period of time not to exceed twelve consecutive months. Each such period begins on the Monthly Anniversary Day after we receive all documentation provided by you necessary to satisfy all Conditions for Eligibility for Benefit Payments. A new Benefit Period will begin no earlier than the end of the current Benefit Period.The largest amount that may be elected is the Maximum Monthly Benefit. As shown on the Policy Specifications, the Maximum Monthly Benefit may not exceed the lesser of the shown percentage of the Original Benefit Amount or the monthly equivalent of the Per Diem Limit (which is set annually on January 1 by the Internal Revenue Service.) At the time of claim and for each subsequent Benefit Period, we will notify you of your Maximum Monthly Benefit.Sixty (60) days prior to the end of each Benefit Period, we will send you documentation for Written Re-certification. As part of this documentation, if your Maximum Monthly Benefit is based on the Per Diem Limit and the Per Diem Limit increases, we will provide you with an adjusted Maximum Monthly Benefit. If your Maximum Monthly Benefit is based on the Per Diem Limit, the Maximum Monthly Benefit in this documentation will be based on a 30 day Policy Month. If you elect the Maximum Monthly Benefit, the actual amount you receive will be adjusted based on the number of days in each Policy Month. Chronic Illness Monthly Benefit Amounts will end when any of the following occur:(1)the Insured fails to meet any one of the Conditions for Eligibility for Benefit Payments;(2)you notify us to discontinue Monthly Benefit Amount payments; or(3)this rider terminates.In the event you request that we discontinue Monthly Benefit Amount payments and then, at a later date, you desire to begin a new Benefit Period, we will allow you to do so provided all of the Conditions for Eligibility for Benefit Payments are met.(b) One-Time Lump Sum - If you elect a one-time lump sum payment, the Remaining Benefit Amount will be multiplied by the then applicable Chronic Illness one-time lump sum actuarial discount factor when determining the amount of the payment (as described in the discussion of actuarial discount factors below). The payment of a one-time lump sum will cause termination of both this rider and the Policy. (2)For a Terminal Illness Qualifying EventThe maximum Terminal Illness benefit payment will be the lesser of 1) 50% of the Remaining Benefit Amount; or 2) $250,000. Note: This benefit will only be paid once and will be paid as a lump sum, if you elect less than the maximum benefit, the remainder will not be available at a later date. The amount accelerated will be greater than the Terminal Illness benefit payment and will be determined by dividing the requested benefit payment by the applicable Terminal Illness actuarial discount factor discussed below. The amount accelerated will not be allowed to exceed the Remaining Benefit Amount.As described above, a Chronic Illness one-time lump sum actuarial discount factor will be applied to the Chronic Illness one-time lump sum and a Terminal Illness actuarial discount factor will be applied to the Terminal Illness amount accelerated. These actuarial discount factors reflect the early payment of benefits available under the Policy. The actuarial discount factor used will be based on a mortality assumption and an interest rate which has been declared by us in effect on the date the benefit payment is determined. The maximum interest rate used shall not exceed the greater of:a)the current yield on 90 day treasury bills available on the date the benefit payment is determined; orb)the current Maximum Statutory Adjustable Policy Loan Interest Rate (the highest variable interest rate permitted under state law) in effect on the date the benefit payment is determined. This maximum rate will not be more than the higher of the following:(1) The published monthly average (defined below) for the calendar month ending 2 months before the date on which the rate is determined; or(2)The rate used to compute the Fixed Account under the Policy for that year plus 1 percent.The published monthly average referred to above is defined as:(a)Moody's Corporate Bond Yield Average - Monthly Average Corporates as published by Moody's Investors Service, Inc., or any successor thereto; or(b)In the event that Moody's Corporate Bond Yield Average - Monthly Average Corporates is no longer published, a substantially similar average, established by regulation, or other method, issued by the Insurance Department of the state or other jurisdiction where the Policy is delivered.Please note that, subject to meeting all Conditions for Eligibility for Benefit Payments, defined below, you may elect to receive Accelerated Benefits as follows:(a)Chronic Illness in Monthly Benefit Amounts and then at a later date elect the Chronic Illness one-time lump sum payment; or(b)Chronic Illness Monthly Benefit Amounts and then at a later date elect to receive the Terminal Illness benefit. In the same Policy Month, you may receive both a Chronic Illness Monthly Benefit Amount and the Terminal Illness benefit; or(c)Chronic Illness Monthly Benefit Amounts, then at a later date elect to receive the Terminal Illness benefit and finally receive the Chronic Illness one-time lump sum payment; or(d)Terminal Illness benefit and then at a later date elect to receive a Chronic Illness benefit in either Monthly Benefit Amounts or the one-time lump sum payment, or both.Any Chronic Illness Monthly Benefit Amount or Terminal Illness benefit paid under this rider will be first used to repay a portion of any outstanding Debt under the Policy. The portion to be repaid will be determined by the product of the following:[(A + B) / C] * D where:A = is the balance in the Loan Account;B = is any accrued loan interest not yet charged;C = is the Remaining Benefit Amount immediately prior to a benefit payment; andD = is either i. or ii. noted below, depending on the Qualifying Event:i.the Chronic Illness Monthly Benefit Amount; orii.the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor.If the Chronic Illness one-time lump sum benefit payment is elected, the benefit payment will be reduced by any outstanding Debt under the Policy.It is important to note that if any of the following riders are attached to your Policy, this rider may have an impact on any benefits provided under such rider.Premium Reserve Rider: For Chronic Illness Monthly Benefit Amounts and Terminal Illness benefit, you may elect to either include the Premium Reserve Rider Accumulation Value in the calculation of the Original Benefit Amount or receive a payment of the Premium Reserve Rider Surrender Value. Either action will terminate the Premium Reserve Rider. If you elect to include the Premium Reserve Rider Accumulation Value in the calculation of the Original Benefit Amount, the Premium Reserve Rider Accumulation Value will be transferred to the Policy’s corresponding Fixed Account value, Sub-Account(s) value, and/or Loan Account value . If you elect the Chronic Illness one-time lump sum payment, you will receive a payment of the Premium Reserve Rider Surrender Value and the Premium Reserve Rider will terminate.Waiver of Monthly Deduction Rider: If the Insured is on Total Disability as provided under any Waiver of Monthly Deduction Rider, we will continue to waive the Monthly Deductions falling due under the Policy once payment of an Accelerated Benefit begins under this rider.Enhanced Surrender Value Rider: Once payment of an Accelerated Benefit under this rider begins, the Enhanced Surrender Value Rider will terminate.Benefit payments under this rider will reduce certain policy and rider values by multiplying such values by a Reduction Ratio noted below. The values that will be reduced are as follows:1.Specified Amount;2.Fixed Account Value;3.The value of each Sub-Account;4.Your “Cost Basis” in the Policy (the total amount of Premiums or other consideration you have paid for the Policy, less the total amount you have received that was not included in your taxable income, and less any reductions in values due to benefit payments under this rider);5.Premiums paid to date;6.No-Lapse Value* of any No-Lapse Enhancement Rider, if attached to the Policy;7.Reset Account Value* of any No-Lapse Enhancement Rider, if attached to the Policy;8.Guaranteed Minimum Death Benefit* of any No-Lapse Enhancement Rider, if attached to the Policy; and9.Reset Death Benefit* of any No-Lapse Enhancement Rider, if attached to the Policy.* As defined in the No-Lapse Enhancement Rider.Any reduction will occur on the Monthly Anniversary Day prior to the Monthly Deduction. The proportion by which the above values will be reduced will be based on a Reduction Ratio, determined as follows:A.Chronic Illness Benefit Payments:Each Monthly Benefit Amount will reduce the above values by a Reduction Ratio of (b-a)/b where:a = is the Monthly Benefit Amount, andb = is the Remaining Benefit Amount immediately prior to a benefit payment.B.Terminal Illness Benefit Payment:The payment of a Terminal Illness benefit will reduce the above values by a Reduction Ratio of (b-a)/b where:a = is the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor, andb = is the Remaining Benefit Amount immediately prior to the benefit payment.Additional terms to consider:For each Policy Month you receive a rider benefit payment, we will send you a monthly report showing the change in current values under your Policy.The Surrender Charges as shown on the Policy Specifications will be waived.If there is any Premium in a Premium deposit fund, this Premium will be returned to you and will be treated as a normal return of Premium and not as a benefit payment under this rider. If we return any accrued interest with the Premium amount, the interest will be reported as taxable income to you.You may not make a change in Specified Amount, a change in the Insured’s premium class as shown on this rider’s Policy Specifications or add rider benefits or increase the amount of rider benefits.Further, we reserve the right to transfer all value of each Sub-Account(s) to the Fixed Account.If the death of the Insured occurs prior to the date you satisfy all Conditions for Eligibility for Benefit Payments, we will pay the Death Benefit Proceeds. If the death of the Insured occurs while benefits are being received under this rider, we will pay the Death Benefit Proceeds, which may be less than the Remaining Benefit Amount, and the Death Benefit Proceeds will be reduced by any decrease in the remaining Benefit Amount after the date of the Insured’s death.This rider provides for Monthly Deductions to be waived in the event you are receiving or have received Chronic Illness Monthly Benefits or a Terminal Illness Benefit. Once benefit payments begin, the Policy’s Monthly Deductions will continue until the Policy’s Surrender Value, and, if attached to the Policy, the No-Lapse Enhancement Rider’s No-Lapse Value, less Debt, and Reset Account Value, less Debt, are reduced to an amount insufficient to pay the Monthly Deduction. After this occurs, the Policy will not lapse as long as this rider is in force. We will stop billing you and will not allow Premium Payments unless otherwise agreed to by you and us. However, we will continue to accept loan repayments.It is important to note that this rider does not provide an Accelerated Benefit for Chronic Illness resulting from:1.Intentionally self-inflicted injury or attempted suicide, while sane or insane;2.Any act or incident of insurrection or war, declared or undeclared;3.The Insured’s participation in, or attempting to participate in, a felony, riot, or insurrection; or4.Alcoholism or drug addiction.You may reinstate this rider as part of your Policy if the Policy is terminated and reinstated. Such reinstatement will be subject to satisfactory evidence of insurability and all other terms and conditions of the Policy to which it is attached.This rider and all rights provided under it will terminate automatically upon whichever of the following occurs first:1.The date you request in writing to terminate this rider;2.The Policy’s Specified Amount exceeds the Specified Amount Limit as shown on the Policy Specifications;3.The receipt of a Chronic Illness one-time lump sum payment which will cause the termination of both this rider and the Policy to which it is attached;4.The Remaining Benefit Amount is reduced to zero which will cause the termination of both this rider and the Policy to which it is attached;5.Termination of the Policy; or6.The death of the Insured which will cause Death Benefit Proceeds to become payable under the Policy.In addition, if you have received an Accelerated Benefit payment, this rider will terminate on the earliest of the following:1.The date you take a Partial Surrender under the Policy; or2.The date you take a loan under the Policy.
VULone 2021 VUL | EnhancedSurrenderValueRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Enhanced Surrender Value Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly (in Policy Years 2-5 only)
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.0625%
Operation of Benefit [Text Block]	Enhanced Surrender Value Rider. If desired, you must select this rider when you initially apply for insurance. The rider provides an enhanced Surrender Value without imposition of a Surrender Charge if you fully surrender your Policy during the first five Policy Years (the “Enhanced Surrender Value Period”). This rider does not provide for enhanced Surrender Value for Partial Surrenders, loans, or in connection with the exchange of this Policy for any other policy. This rider will terminate at the earliest of the Full Surrender of the Policy for the benefit provided by this rider; the end of the fifth Policy Year; lapse of the Policy; or exchange, replacement, or any termination of the Policy except for the benefits provided by the Change of Insured Rider. In Policy Years 2-5, there will be a monthly charge per $1,000 of Initial Specified Amount for this rider.If the Policy is fully surrendered at any time during the Enhanced Surrender Value Period, the Surrender Value payable on the date your Policy is surrendered will equal: 1)the Policy's Accumulation Value; minus2)Debt.The following example demonstrates hypothetical Accumulation Values and Surrender Values with and without the Enhanced Surrender Value Rider during the first five Policy Years of the Policy described below:Sample Policy•Insured: Male Standard Non-tobacco, age 45•Specified Amount: $1,000,000•Planned annual Premium Payment: $35,000•No Debt•Assumed Investment Return: 8.00% gross (7.49% net)*
End of Year	Accumulation Value Without ESV Rider	Surrender Value Without ESV Rider	Accumulation Value With ESV Rider	Surrender Value With ESV Rider
1	$29,240	$0	$29,240	$29,240
2	$60,214	$26,644	$59,437	$59,437
3	$93,040	$60,190	$91,433	$91,433
4	$127,915	$95,795	$125,421	$125,421
5	$165,017	$133,637	$161,577	$161,577
*The Assumed Investment Return shown is illustrative only. Your investment return may be higher or lower than the rate used to create this table. The table is intended to illustrate the effect(s) of the application of the ESV Rider on policy values and is not intended to imply that a purchaser can expect to achieve the values shown.
VULone 2021 VUL | PremiumReserveRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Premium Reserve Rider
Optional Benefit Charge, When Deducted [Text Block]	When you allocate a Premium Payment to this rider
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	10.00%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	3.00%
Optional Benefit Expense, Footnotes [Text Block]	Allocations of Premium Payments to the rider are at your discretion. Allocations of Premium Payments to the rider are subject to the charge shown in the Periodic Charges Other than Annual Underlying Fund Fees and Operating Expenses table and are not subject to the “Maximum Sales Charge Imposed on Premiums Paid”shown in the Transaction Fees table. This charge is called the Premium Reserve Rider Premium Load. Rider Accumulation Value allocated to the Separate Account is subject to the Mortality and Expense Risk Charge (which does not exceed 1.15% for Policy Year 1-10 and 0.45% in Policy Years 11 and beyond).
Name of Benefit [Text Block]	Premium Reserve Rider
Purpose of Benefit [Text Block]	Allows you to pay some Premiums that accumulate in the same manner as if they had been allocated to your Policy without being subject to all Policy charges and expenses. The Premium Reserves, in turn, can be used to prevent the Policy from lapsing.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Automatically issued at Policy purchase in states where it is available.•Premiums allocated to the Premium Reserve Rider do not increase the Policy’s Accumulation Value and, therefore, will not decrease the Net Amount at Risk.•If the entire Premium Reserve is transferred to prevent a lapse, the rider will terminate, and no future Premium Payments to the rider are permitted.
Name of Benefit [Text Block]	Premium Reserve Rider
Operation of Benefit [Text Block]	Premium Reserve Rider: We will automatically issue this rider with your Policy in states where it is available. The rider allows you to pay Premiums in addition to those you plan to pay for your Policy and to have such amounts accumulate in the same manner as if they had been allocated to your Policy without, as detailed in the rider, being subject to all charges and expenses of your Policy. For example, this rider can be used to fund future Premium Payments if needed while retaining the flexibility to withdraw such funds from the rider without reducing the Policy’s Specified Amount (or being subject to Surrender Charges) in the event the funds are not needed due to favorable investment performance. Premiums allocated to the Premium Reserve Rider do not increase the Policy’s Accumulation Value and, therefore, will not decrease the Net Amount at Risk. Since the Net Amount at Risk will not be reduced, current Cost of Insurance Charges will not be reduced. However, the Policy’s death benefit will be increased by the Premium Reserve Rider Accumulation Value less Debt. The Premium Reserve Rider Accumulation Value is the sum of the (i) values of Sub-Accounts created for the rider which, but for having been created specifically for the rider, are in all other respects identical to the Sub-Accounts (the “Premium Reserve Rider Sub-Accounts”), and (ii) values held in the portion of the Fixed Account created specifically for the rider (the “Premium Reserve Rider Fixed Account”).A Premium Load of 10% in Policy Years 1 - 20, and 3% in Policy Years 21 and beyond (known as the Premium Reserve Rider Premium Load) will be deducted from each amount allocated to this rider. We reserve the right to change this charge but guarantee it will not exceed the maximum rates as shown in the “Periodic Charges Other Than Annual Underlying Fund Fees and Operating Expenses” table of this prospectus.Net Premium Reserve Rider Premiums will be allocated to the Premium Reserve Rider Sub-Accounts and/or the Premium Reserve Rider Fixed Account using the same Premium allocation instruction that you have provided to us for allocating Premiums which you direct to your Policy.Calculations of the values of the Premium Reserve Rider Sub-Accounts apply the same monthly Mortality and Expense Risk Charge as would have been deducted if the Premiums had been allocated to your Policy; however, the Monthly Deductions for your Policy, which include charges for the cost of insurance and the Administrative Fee, and charges for riders to your Policy other than this rider will not be reflected.You may request us to transfer all or part of the Premium Reserve Rider’s Accumulation Value to your Policy at any time. No other policy charges or fees will be deducted from the amount allocated to the Premium Reserve Rider.In addition, after Policy Year 10, subject to certain limitations (which relate to meeting the requirement that sufficient value remains to maintain the duration of lapse protection provided under the No-Lapse Enhancement Rider until the Insured reaches age 121 – see section headed “No-Lapse Enhancement Rider”), you may request transfers from the Policy’s Sub-Accounts and Fixed Account to the Premium Reserve Rider for allocation to the Premium Reserve Rider's Sub-Accounts and Fixed Account. Transfers between the Policy and the rider will not be counted against the number of free transfers permitted by the Policy.The rider provides for the automatic transfer of the entire Accumulation Value of the rider to the Policy in the event:1)the Surrender Value under your Policy is insufficient to maintain your Policy in force and the No-Lapse Enhancement Rider described above is not at the time preventing your Policy from lapsing; and2)you do not pay at least the amount set forth in the Grace Notice and your payment is not received by us before the end of the Grace Period.If the Premium Reserve Rider Surrender Value on the day the Grace Period ends is insufficient to meet the amount then due, your Policy will lapse without value. If this rider is in force at the time you request a loan on or Partial Surrender of your Policy, any such loan or Partial Surrender will be made first from any Premium Reserve Rider Accumulation Value and when the Premium Reserve Rider Accumulation Value is reduced to zero, then from the Accumulation Value of your Policy. Loan interest will be charged and credited to any Premium Reserve Rider loans on the same basis as the Policy. Please refer to the section headed “Policy Loans” for a more detailed discussion of Policy Loans, including interest charged on Policy Loans.In the event of the death of the Insured while the rider is in force, any Premium Reserve Rider Accumulation Value less Debt on the date of death will be added to the death benefit. If the death benefit is paid pursuant to the No-Lapse Enhancement Rider, the Premium Reserve Rider Accumulation Value less Debt will be added to the death benefit payable under that rider.The Premium Reserve Rider will terminate at the earlier of the date your Policy terminates; the date the entire Premium Reserve Rider Accumulation Value is automatically transferred to your Policy to maintain your Policy in force; or your written request to terminate the rider is received. Once terminated, the rider may not be reinstated, and no further Premium Payments may be allocated to it. Finally, the amount of Premiums you may pay, whether you direct them to your Policy or to your Premium Reserve Rider, are subject to limits which are discussed in the Tax Issues section of the prospectus.As with your Policy, you bear the risk that the investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated. Adverse investment results will impact the Accumulation Value of the rider and, therefore, the amount of rider Accumulation Value which may be available to prevent your Policy from lapsing or for providing policy benefits.The Premium Reserve Rider, as discussed above, can help provide additional protection against lapse of your Policy. The Premium Reserve Rider Accumulation Value generated by the additional Premiums you pay to the rider may be transferred to the Policy either through (i) your voluntarily requesting us to transfer available Premium Reserve Rider Accumulation Value to the Policy in the amount needed to prevent lapse (because, for example, you do not have the funds outside of the Policy to make the Premium Payment required to keep the Policy in force), or (ii) the rider’s provision for automatically transferring all available Premium Reserve Rider Accumulation Value to the Policy should those values be needed to prevent lapse of the Policy (because, for example, the payment you do make either is less than the amount requested or is not received by the time set by the terms of the Policy). However, as noted above, if such values are transferred pursuant to the Premium Reserve Rider’s automatic transfer provision, the Premium Reserve Rider will terminate, and the Owner will permanently lose the ability to allocate any future Premium Payments to the rider.As a hypothetical example of how the Premium Reserve Rider might help prevent lapse of your Policy, assume that you have had your Policy for 11 years and that you have allocated additional Premiums to the rider so that your Premium Reserve Rider Accumulation Value at the end of Policy Year 11 is $25,000. Further assume that the No-Lapse Enhancement Rider is no longer preventing your Policy from lapsing, that the Premium required to maintain your Policy in force that is due at the beginning of Policy Year 12 is $15,000, and that you have decided that you wish to minimize your current cash outlays. If you do not pay the $15,000 Premium, you will receive a Grace Notice which will tell you that you need to make a Premium Payment of $15,000 to your Policy. If you wish, you could request (before the end of the Grace Period) that we transfer $15,000 of the Premium Reserve Rider Accumulation Value to the Policy. If you do not so request, we will automatically transfer the entire Premium Reserve Rider Accumulation Value of $25,000 to the Policy (and your Premium Reserve Rider will terminate). In this example, the transfer of $15,000 from your Premium Reserve Rider Accumulation Value to your Policy will avoid lapse of the Policy. As a further hypothetical example, again assume that you have had your Policy for 11 years but that you have allocated fewer additional Premiums to the rider so that your Premium Reserve Rider Accumulation Value is $10,000. Continuing the assumption that the No-Lapse Enhancement Rider is no longer preventing your Policy from lapsing, that the Premium required to maintain your Policy in force that is due at the beginning of Policy Year 12 is $15,000, and that you wish to minimize your current cash outlays, your Premium Reserve Rider Accumulation Value would provide (either by transfer at your specific request or through automatic transfer) $10,000 towards the Premium due. But in this example, you would have to then pay the balance of the Premium due, that is $5,000, to us from your savings or from another source outside of the Policy to avoid lapse of your Policy.You should discuss with your registered representative the needs which purchasing the Policy will meet, including the need to provide to beneficiaries a guaranteed death benefit which does not depend upon growth of the Policy’s Accumulation Value. Policy illustrations, which the registered representative can prepare, will help determine the amount of Premiums which should be allocated to paying the costs of the Policy for the death benefit you need. Once that need for a guaranteed death benefit is met and Premium requirements determined, the Owner then could consider whether to allocate additional funds to the rider.You should carefully weigh the balance between allocating Premiums to the Policy and Premiums to the rider. Premiums allocated to the Premium Reserve Rider may be withdrawn without reducing the Specified Amount (which might be the case if those Premiums had been allocated to the Policy). In addition, Premiums allocated to the rider are charged with the Premium Reserve Rider Premium Load as detailed above. Premiums allocated to the rider become part of the Premium Reserve Rider Accumulation Value and that value (less any Debt) would be paid upon the death of the Insured in addition to the death benefit paid. However, Premiums allocated to the rider do not increase the Policy’s Accumulation Value and, therefore, would not reduce the Cost of Insurance Charges. An illustration can show the impact that paying a higher level of Premiums would have on the Policy’s cost of insurance: that is as Accumulation Values in the Policy increase (through positive investment results and/or allocating more Premiums to the Policy), the Net Amount at Risk (that is, the difference between the death benefit and the Accumulation Value) will decrease, thereby decreasing the Cost of Insurance Charges. Decreasing policy charges increases the amount of the Policy’s Accumulation Value available for allocation to the Sub-Accounts, and thereby increases the amount available for investment, subject to your tolerance for risk. Your registered representative can prepare illustrations which would reflect the potential impact that different allocations of Premium between the Policy and the Premium Reserve Rider might have, as well as illustrate the impact rates of return selected by you might have on the Policy’s benefits and the rider’s Accumulation Value.
VULone 2021 VUL | LincolnLifeEnhanceAcceleratedBenefitsRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Lincoln LifeEnhance®Accelerated Benefits Rider
Optional Benefit Charge, Representative [Text Block]	Maximum Charge for a Representative Insured (male, age 45, standard non-tobacco, in year one): $1.03 per $1,000
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	59.98%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.40%
Other Annual Expense, When Deducted [Text Block]	Monthly
Name of Benefit [Text Block]	Lincoln LifeEnhance®Accelerated Benefits Rider
Purpose of Benefit [Text Block]	Advances payment of up to 100% of the Original Benefit upon the occurrence of chronic or terminal illness.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy purchase only.•Start of benefit payments will terminate the Premium Reserve Rider and Enhanced Surrender Value Rider, if applicable.•Availability subject to underwriting criteria (including age and state of health) at time of Policy purchase only.•The chronic illness or terminal Illness, must meet conditions of the Rider to qualify for payments.
Name of Benefit [Text Block]	Lincoln LifeEnhance®Accelerated Benefits Rider
VULone 2021 VUL | LincolnLifeAssureAcceleratedBenefitsRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Lincoln LifeAssure®Accelerated Benefits Rider
Optional Benefit Charge, When Deducted [Text Block]	Upon any payment of the rider benefit
Optional Benefit Expense, Maximum [Dollars]	$ 250
Name of Benefit [Text Block]	Lincoln LifeAssure®Accelerated Benefits Rider.
Purpose of Benefit [Text Block]	Advances up to 100% of the Original Benefit upon the occurrence of a chronic or terminal illness.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy purchase only.•Start of benefit payments will terminate the Premium Reserve Rider and Enhanced Surrender Value Rider, if applicable.•Availability subject to underwriting criteria (including age and state of health) at time of Policy purchase only.•The chronic or terminal illness, must meet conditions of the Rider to qualify for payments.•Benefit payments received will be less than the amount accelerated because each payment is subject to a discount factor for early payment
Name of Benefit [Text Block]	Lincoln LifeAssure®Accelerated Benefits Rider.
Operation of Benefit [Text Block]	Lincoln LifeAssure® Accelerated Benefits Rider. The availability of this Rider is based upon the Insured meeting our underwriting criteria (including the Insured’s age, gender, and the state of the Insured’s health at the time of your application.) You must apply for this Rider at the time you apply for your Policy . While there is no charge for the Rider, there is an Administrative Fee charged at the time of each benefit payment. This Rider provides for the acceleration of up to 100% of the Original Benefit Amount, which is the lesser of the Specified Amount or the Lifetime Maximum Limit as shown on your Policy Specifications, upon occurrence of a Qualifying Event provided all of the terms and conditions of this Rider have been met. There are two Qualifying Events, described below: (1) the Insured is certified as Chronically Ill as defined in the rider; or (2) the Insured is certified as Terminally Ill as defined in the rider. Note: The amount accelerated will be subject to a discount factor for early payment of benefits. Benefit payments received will be less than the amount accelerated.There is no waiting period to receive a benefit under this Rider once all Conditions for Eligibility for Benefit Payments, described below, have been satisfied. The benefit payment is payable immediately on the date we approved all documentation necessary to satisfy the Conditions for Eligibility for Benefit Payments. Furthermore, we do not require proof of incurred expenses for you to receive benefits under this Rider. This Rider’s benefits will be paid to the Owner or Owner’s estate while the Insured is living, unless the benefit has been otherwise assigned or designated by the Owner. This Rider’s benefits will only be paid by check or other method made available by us. Any benefit requested during the Policy’s contestable period is subject to the “Incontestability” provision of the Policy.Concurrent with your election to accelerate the death benefit, you and any irrevocable Beneficiary will be given a statement demonstrating the effect of the acceleration of death benefits on the Accumulation Value, Specified Amount, Premium, Surrender Value, Cost of Insurance charges, and loans. You will be given an additional statement with each benefit payment demonstrating the effect of the acceleration of death benefits on the above noted values.Benefit Payment OptionsA.For a Chronic Illness Qualifying EventPlease note that this benefit will be paid as an annual lump sum. You cannot receive payment of more than one Chronic Illness benefit per Benefit Period (a period of time equal to twelve consecutive months). We must receive and approve a written certification prior to the start of any Benefit Period in order for you to be eligible to receive a Chronic Illness benefit payment, provided all other Conditions for Eligibility for Benefit Payments are met.The amount accelerated will be greater than the Chronic Illness benefit payment and will be determined by dividing the requested benefit payment (subject to the minimum and maximum described below), by the applicable Chronic Illness actuarial discount factor. The amount accelerated will not be allowed to exceed the Remaining Benefit Amount, which is an amount equal to the Original Benefit Amount adjusted by subtracting the amount of all Chronic Illness benefits paid divided by the applicable Chronic Illness actuarial discount factor, and subtracting the Terminal Illness benefit paid divided by the Terminal Illness actuarial discount factor.There is a minimum Chronic Illness benefit that may be made. The minimum payment will be the least of: 1.$50,000;2.5% of the Original Benefit Amount multiplied by the applicable actuarial discount factor; or3.the balance of the Remaining Benefit Amount multiplied by the applicable Chronic Illness actuarial discount factor.There is a maximum Chronic Illness benefit payment that may be made. The maximum payment will be the least of: 1.an amount equal to the annual equivalent of the Per Diem Limit (Per Diem Limit is established annually by the Internal Revenue Service);2.25% of the Original Benefit Amount multiplied by the applicable actuarial discount factor; or3.the balance of the Remaining Benefit Amount multiplied by the applicable Chronic Illness actuarial discount factor.B.For a Terminal Illness Qualifying EventThe maximum Terminal Illness benefit payment will be the lesser of the following: 1.50% of the Remaining Benefit Amount; or2.$250,000Note: This benefit will only be paid once and will be paid as a lump sum. If you request less than the maximum benefit, the remainder will not be available at a later date. The amount accelerated will be greater than the Terminal Illness benefit payment and will be determined by dividing the requested benefit payment by the applicable Terminal Illness actuarial discount factor. The amount accelerated will not be allowed to exceed the Remaining Benefit Amount.Conditions for Eligibility for Benefit Payments: You are eligible to receive an accelerated death benefit payment if the Policy and this Rider are in force when all of the following requirements are met:1.Our receipt and approval of the following documentation provided by you:a.Certification of either:i.For Chronic Illness, Written Certification by a Licensed Health Care Practitioner, independent of us, that the Insured is a Chronically Ill individual; orii.For Terminal Illness, Terminally Ill Certification by a Physician that the Insured is Terminally Ill.b.A written consent to make such payment from any assignee of record named under the Policy or any Irrevocable Beneficiary named under the Policy.2.We complete, at our discretion and expense, a personal interview with, and an assessment of, the Insured, including examination or tests by a Licensed Health Care Practitioner or Physician of our choice for the Chronic Illness Qualifying Event or for the Terminal Illness Qualifying Event; and our receipt of copies of any relevant medical records from any health care provider involved in the Insured’s care. A Licensed Health Care Practitioner is a Physician, as defined in Section 1861(r)(1) of the Social Security Act, a registered professional nurse, licensed social worker, or other individual who meets such requirements as may be prescribed by the Secretary of Treasury, or qualifications to our satisfaction. If there is a difference in opinion between the Insured's Licensed Health Care Practitioner/Physician and our Licensed Health Care Practitioner/Physician, we will require that a third opinion be obtained from a Licensed Health Care Practitioner/Physician acceptable to us and you. This opinion will be at our expense and will be mutually binding; and3.The Insured is living at the time all of the above requirements are met.Payment of an accelerated death benefit is due immediately on the date we approve all documentation necessary to satisfy the Conditions for Eligibility for Benefit Payments.Benefit Requests: Subject to meeting all Conditions for Eligibility for Benefit Payments, you may request to receive accelerated death benefits under multiple Qualifying Events as follows:1.A Chronic Illness benefit and then at a later date request to receive the Terminal Illness benefit. In the same Policy Month, you may receive both a Chronic Illness benefit and the Terminal Illness benefit; or2.The Terminal Illness benefit and then at a later date request to receive a Chronic Illness benefit.Actuarial Discount Factors: A Chronic Illness actuarial discount factor will be applied to each Chronic Illness amount accelerated and a Terminal Illness actuarial discount factor will be applied to the Terminal Illness amount accelerated. Actuarial discount factors reflect the early payment of benefits available under the Policy. The actuarial discount factor used will be based on a mortality assumption and an interest rate which has been declared by us in effect on the date the benefit payment is determined. The maximum interest rate used shall not exceed the greater of:1.the current yield on 90 day treasury bills available on the date the benefit payment is determined; or2.the current Maximum Statutory Adjustable Policy Loan Interest Rate (as determined by Moody’s Corporate Bond Yield Average or similar method) in effect on the date the benefit payment is determined.Benefit Periods for Chronic Illness Benefit Payments: Any Chronic Illness benefit payment will be paid to you at the start of a Benefit Period, which is no later than the first Monthly Anniversary Day following the date we approved all documentation necessary to satisfy all Conditions for Eligibility for Benefit Payments.We will not automatically send documentation to you for written certification to begin a new Benefit Period. A new Benefit Period may be requested during a current Benefit Period. However, a new Benefit Period will begin no earlier than the end of the current Benefit Period. A new Benefit Period will begin provided the following requirements are met:1.this Rider is in force;2.you Request a Chronic Illness benefit payment after the current Benefit Period has ended; and3.we receive and approve all documentation necessary to satisfy all Conditions for Eligibility for Benefit Payments.Reduction in Benefit Payment Due to Debt: Any Chronic Illness benefit or Terminal Illness benefit paid under this Rider will be first used to repay a portion of any outstanding Debt under the Policy. (Debt may also be referred to as Debt in the Policy.) The portion to be repaid will be determined by the product of the following:[A / B] * C where:A.is Debt;B.is the current Specified Amount immediately prior to a benefit payment; andC.is either i. or ii. noted below depending on the Qualifying Event:i.the Chronic Illness benefit payment divided by the applicable Chronic Illness actuarial discount factor; orii.the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor.If there is value in the Loan Account, the Loan Account will be reduced by the amount of the reduction in the benefit payment due to the repayment of Debt.It’s important to note that this Lincoln LifeAssure® Accelerated Benefits Rider may have an impact on any benefits provided under the following riders:Waiver of Monthly Deduction Rider: If the Insured is on Total Disability as provided and defined under any Waiver of Monthly Deduction Rider, we will continue to waive the Monthly Deductions falling due under the Policy once payment of an accelerated death benefit begins under this Rider subject to the Insured’s continued Total Disability.Enhanced Surrender Value Rider: Once payment of an accelerated death benefit under this Rider begins, the Enhanced Surrender Value Rider will terminate.Premium Reserve Rider: Once payment of an accelerated death benefit under this Rider begins, you will receive a payment of the Premium Reserve Rider Surrender Value and the Premium Reserve Rider will terminate. Benefit payments will reduce certain values of your Policy and other riders by multiplying such values by a reduction ratio. The values that will be reduced are the following:1.Specified Amount;2.The Fixed Account Value and/or the value of the Sub-Account(s) will be reduced in the same proportion as the balances are invested in such account(s).3.If any No-Lapse Enhancement Rider is attached to the Policy, the following will be reduced:a.The No-Lapse Value;b.The Reset Account Value;c.Guaranteed Minimum Death Benefit; andd.The Reset Death Benefit.Debt will be reduced as noted in the “Reduction in Benefit Payment” provision. Any reduction in policy values and rider values will occur on the Monthly Anniversary Day prior to the Monthly Deduction. The proportion by which the above values will be reduced will be based on a Reduction Ratio, determined as follows:Chronic Illness Benefit Payments: Each Chronic Illness benefit payment will reduce the above values, in each case, to an amount determined by multiplying each value by a Reduction Ratio of (B-A)/B where:A.is the Chronic Illness benefit payment divided by the applicable Chronic Illness actuarial discount factor, andB.is the current Specified Amount immediately prior to a benefit payment.Terminal Illness Benefit Payment: The payment of the Terminal Illness benefit payment will reduce the above values, in each case, to an amount determined by multiplying each value by a Reduction Ratio of (B-A)/B where:A.is the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor, andB.is the current Specified Amount immediately prior to the benefit payment.Effect of the first request for an accelerated death benefit payment: If the death of the Insured occurs after the Owner requests to receive accelerated death benefits but before any such benefits are received, the request shall be cancelled and the Death Benefit Proceeds will be paid pursuant to the Policy. Effect on Policy and Riders after the first accelerated death benefit payment: Each accelerated death benefit payment will reduce the Specified Amount used to determine the Policy’s Cost of Insurance. As a result, the Cost of Insurance and any Premiums necessary to keep the Policy in force will change.Note: You must continue to pay any Premiums necessary to keep the Policy in force as described in the Policy or in any applicable riders attached to the Policy.We will send you a report showing the change in current values under your Policy with each accelerated death benefit payment you receive.The Loan Account, if any, will be reduced as noted in the “Reduction in Benefit Payment section noted above. If the death of the Insured occurs while benefits are being received under this Rider, we will pay the Death Benefit Proceeds, which may be less than the Remaining Benefit Amount, and the Death Benefit Proceeds will be reduced by any decrease in the Remaining Benefit Amount after the date of the Insured’s death.Termination: The rider and all rights provided under it will terminate upon the earliest of the following:a.The Policy terminates or is surrendered for its Surrender Value;b.the date we receive your request to terminate this Rider;c.If any No-Lapse Enhancement Rider is attached to the Policy, any increase of the Policy’s Specified Amount will cause this Rider to terminate;d.The Remaining Benefit Amount is reduced to zero;e.The Policy’s Specified Amount and the Remaining Benefit Amount are reduced to zero, which will cause the termination of both this Rider and the Policy;f.The death of the Insured which will cause the Death Benefit Proceeds to become payable under the Policy.Termination of this Rider shall not prevent the payment of accelerated death benefits for any Qualifying Event that occurred while this Rider was in force except where amounts have been paid or are payable as Death Benefit Proceeds.Reinstatement: If you have not yet received an accelerated death benefit under this Rider, and the Policy is terminated and reinstated, you may reinstate this Rider as part of your Policy. Such reinstatement will be subject to satisfactory Evidence of Insurability and all other terms and conditions of the Policy. If any accelerated death benefits have been received under this Rider, this Rider may not be reinstated.Exclusions: This Rider does not provide an accelerated death benefit for Chronic Illness or Terminal Illness resulting from intentionally self-inflicted injury or attempted suicide, while sane or insane.
VULone 2021 VUL | AdministrativeLTCRiderFeeforthefirst10PolicyYearsfromthePolicyDateMember
Prospectus:
Optional Benefit Charge, Representative [Text Block]	Maximum Charge for a Representative Insured (male, age 45): $0.008 per $1,000
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.035%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	0.002%
VULone 2021 VUL | PlusAdollaramountper1000ofRiderNetAmountRiskMember
Prospectus:
Optional Benefit Charge, Representative [Text Block]	Maximum Charge for a Representative Insured (male, age 45, 2% Maximum Monthly LTC Benefit Percentage, in year one): $0.00211 per $1,000
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.78123%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	0.00165%
VULone 2021 VUL | BonusRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Bonus Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20833%
Name of Benefit [Text Block]	Bonus Rider
Purpose of Benefit [Text Block]	Uses a portion of the Separate Account Value to create an Open Bonus Option. The new Open Bonus Option will credit a Bonus Rider Benefit Amount, if any, to the Accumulation Value on its Bonus Option Maturity Date.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy purchase only.•If the Insured is on total disability as provided and defined under any Waiver of Monthly Deduction Rider, the Bonus Rider will be inactive.•If the Policy’s death benefit is being accelerating under any Long-Term Care Rider: no Bonus Rider charge will be deducted, no new bonus options will be started, and any Bonus Rider benefit amounts will be applied to the Fixed Account.
Name of Benefit [Text Block]	Bonus Rider
Operation of Benefit [Text Block]	Bonus Rider: You must apply for this rider at the time you apply for your Policy. The rider can provide a Bonus Rider Benefit Amount if the Bonus Rider Conditions are met. The Bonus Rider Benefit Amount uses the change in value of the S&P 500 Index to calculate a credit that will be applied to the Separate Account Value or Fixed Account Value, subject to the change in the value of the Index and certain factors as shown in your Policy Specifications. The current Index that is being used to calculate the Bonus Rider is the S&P 500 Index. If an Index is discontinued, or if an Index calculation changes substantially, we will select an alternative Index and you will be provided with a supplement to your prospectus in the event that such a change is made. The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by The Lincoln National Life Insurance Company. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Lincoln National Life Insurance Company’s product is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index. The rider’s benefits: Subject to the Bonus Rider Conditions described below, and following the Policy’s Right to Examine Period, beginning on the Initial Bonus Option Start Date (the 15th day of the calendar month or the next business day, if this day coincides with a weekend, customary holiday, or a date in which the New York Stock Exchange is closed) and each Bonus Option Start Date (the 15th of each subsequent calendar month following the Initial Bonus Option Start Date) that this Rider is active, this Rider subtracts a portion of the Separate Account Value (the “Bonus Rider Charge”) and creates an Open Bonus Option. The new Open Bonus Option will credit a Bonus Rider Benefit Amount, if any, to the Accumulation Value on its Bonus Option Maturity Date. If this Rider is inactive, a monthly Bonus Rider Charge will not be subtracted from the Separate Account Value and Bonus Options will not be opened on subsequent Bonus Option Start Dates.Each calendar month this Rider is in force, you can elect to have this Rider be active or inactive. We must receive your election no later than two business days prior to a Bonus Option Start Date. If we receive your election to make this Rider active one business day prior to, or on a Bonus Option Start Date the activation will be delayed until the next available Monthly Bonus Option Date. If we receive your Election to make this Rider inactive one business day prior to, or on a Monthly Bonus Option Date the deactivation will be delayed until the next available Monthly Bonus Option Date.Each Bonus Option has a Bonus Option Duration which is the length of time it takes for a Bonus Option to mature. The Bonus Option Duration is shown in the Policy Specifications.Bonus Rider conditions: In order for a Bonus Option to be started, the following conditions must be met on the Initial Bonus Option Start Date and each Bonus Option Start Date:a. The Policy must be in force;b. The Bonus Rider must be active;c. The Policy must have Separate Account Value;d. The Policy is not in a grace period;e. The Policy’s death benefit is not being accelerated under any Long-Term Care Rider; andf. The Insured is living.In order for you to receive a Bonus Rider Benefit Amount, the following conditions must be met on a Bonus Option Maturity Date:a. The Policy must be in force; andb. The Insured is living.Any Bonus Rider Benefit Amount will be applied as explained in the ”Payment of Bonus Rider Benefit Amount” provision below.How we calculate the Bonus Rider Benefit Amount: One business day prior to the Initial Bonus Option Start Date and one business day prior to each subsequent Bonus Option Start Date that the Bonus Rider Conditions are met a monthly Bonus Rider Charge will be subtracted from the Separate Account Value. The Bonus Rider Charge will be subtracted from any Sub-Account(s) in the same proportion as the balances invested in the total of such Sub-Account(s) as of the Bonus Option Date. The Bonus Rider Charge is determined as follows:a. the monthly Bonus Rider Charge Rate shown in the Policy Specifications;b. multiplied by the Separate Account Value on the Bonus Option Start Date.The Bonus Rider Charge will not be subtracted from the Policy’s Fixed Account; it will only be subtracted from the Separate Account Value.If any No-Lapse Enhancement Rider is attached to the Policy and in force, the No-Lapse Value Premium Load used to calculate the No-Lapse Value will be increased due to the presence of the Bonus Rider at issue. The No-Lapse Value Premium Load will not be increased after the Policy is issued or decreased if the Bonus Rider is terminated. The No-Lapse Value Premium Load is used in calculating the No-Lapse value, which is separate and distinct from the Bonus Rider Charge taken from the Separate Account Value. Impact on Death Benefit Proceeds: If your Policy has Separate Account Value on a Bonus Option Maturity Date, any Bonus Rider Benefit Amount will be applied to the Sub-Account(s) in the same proportion as the balances invested in the total of such account(s) as of the Bonus Option Maturity Date. If your Policy does not have Separate Account Value on a Bonus Option Maturity Date, any Bonus Rider Benefit Amount will be applied to the Fixed Account.Impact on the Policy’s Grace Period: If the Policy is in a Grace Period and this Rider is active, Bonus Options will not be started. However, if the Policy is in a Grace Period on a Bonus Option Maturity Date, any Bonus Rider Benefit Amount will be applied to the Accumulation.Impact of Policy Surrender: If you request a Full Surrender of your Policy with any Bonus Option(s) that have not reached their Bonus Option Maturity Date(s), you will not receive any Bonus Rider Benefit Amount(s) for those Bonus Option(s).Impact of Death: If the Insured’s death occurred with any Bonus Option(s) that have not reached their Bonus Option Maturity Date(s), you will not receive any Bonus Rider Benefit Amount(s) for those Bonus Option(s).Impact of Other Riders and Benefits: If any of the following Riders are attached to your Policy, the Riders may have an impact on the Bonus Rider.Waiver of Monthly Deduction Benefit Rider: If the Insured is on Total Disability, as provided and defined under any Waiver of Monthly Deduction Rider, the Bonus Rider will be inactive.Long-Term Care Rider: While the Policy’s death benefit is being accelerated under any Long-Term Care Rider:1. No Bonus Rider Charge will be subtracted from the Policy;2. No new Bonus Options will be started; and3. If there are any Bonus Option(s) when acceleration of the Policy’s death benefit begins, any Bonus Rider Benefit Amount(s) will be applied to the Fixed Account.4. If acceleration of the Policy’s death benefit stops under the Long-Term Care Rider, and you transfer Accumulation Value into the Sub-Account(s), but the Bonus Rider is inactive, you can submit an election to activate the Bonus Rider subject to the Bonus Rider active and inactive elections. 5. If acceleration of the Policy’s death benefit stops under the Long-Term Care Rider, you transfer Accumulation Value into the Sub-Account(s), and the Bonus Rider is still active, the Bonus Rider Charges will resume on the next Bonus Option Start Date following the end of the acceleration of the Policy’s death benefit and Bonus Option(s) will be opened subject to the Bonus Rider conditions provision above. Reinstatement of this Rider: If the Policy terminates and is reinstated following Lapse, this Rider will be permanently inactive. Upon reinstatement, you will not receive any Bonus Rider Benefit Amount(s) for any Bonus Options that reached their Bonus Option Maturity Date(s) while the Policy was terminated. If this Rider is reinstated with any Bonus Option(s) that have not reached their Bonus Option Maturity Date(s) the crediting of any Bonus Rider Benefit Amount(s) will be applied to the Accumulation Value. When will this Rider terminate: This Rider and all rights under it will terminate upon the earliest of the following:a. The termination or lapse of the Policy; orb. The Policy Anniversary immediately prior to the Insured’s Attained Age 121.
VULone 2021 VUL | WaiverofMonthlyDeductionRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Waiver of Monthly Deduction Rider[9]
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	12.00%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	2.00%
Optional Benefit Expense, Footnotes [Text Block]	These charges and costs vary based on individual characteristics of the Insured. The charges and costs shown in the tables may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your registered representative.
Other Annual Expense, Representative [Text Block]	Maximum Charge for a Representative Insured (male, age 45, standard non-tobacco): 3.5%
Name of Benefit [Text Block]	Waiver of Monthly Deduction Rider
Purpose of Benefit [Text Block]	Waives monthly deductions during periods of total disability.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy purchase only.•The disability must meet conditions and commence prior to the Policy Anniversary nearest the Insured’s 65th birthday to qualify for payments.
Name of Benefit [Text Block]	Waiver of Monthly Deduction Rider
Operation of Benefit [Text Block]	Waiver of Monthly Deduction Rider. If desired, you must select this rider when you initially apply for insurance. Monthly Deductions will be waived during periods of covered total disability commencing prior to the Policy Anniversary nearest the Insured’s 65th birthday. Charges for this rider, if elected, are part of the Monthly Deductions.
VULone 2021 VUL | NoLapseEnhancementRiderMember
Prospectus:
Name of Benefit [Text Block]	No-Lapse Enhancement Rider
Purpose of Benefit [Text Block]	Prevents lapse if the Policy’s Surrender Value is insufficient to cover the Monthly Deductions.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Automatically issued at Policy purchase.•You may not allocate Accumulation Value and Premium Payments to the money market Sub-Account except for purposes described in the “Right to Examine Period” section, as an account from which to transfer funds for the Dollar Cost Averaging program as described in the section headed “Optional Sub-Account Allocation Programs”, and in the event of a fund liquidation as described in the section headed “Sub-Account Availability and Substitution of Funds”.•For applications received on or after May 15, 2023, significant investment restrictions apply so long as the rider remains in effect.•Maintaining Automatic Rebalancing with the applicable allocation requirements, as described in this prospectus, is required to keep this rider in force.
Name of Benefit [Text Block]	No-Lapse Enhancement Rider
Operation of Benefit [Text Block]	No-Lapse Enhancement Rider: We will automatically issue this Rider with your Policy and there is no charge for it. This Rider provides you with a limited benefit in the event that your Policy would otherwise lapse. It does not provide any additional death benefit amount or any increase in your policy value and it does not provide any type of market performance guarantee. While this Rider is effective, there are certain requirements and limitations that are imposed which may restrict the allocations you may wish to make. These are described in the “Allocation Requirements” section below and the “Appendix B: Current Investment Restrictions for Optional Benefits – No-Lapse Enhancement Rider.”For applications received on or after May 15, 2023, significant investment restrictions apply so long as the rider remains in effect. If you do not wish to be subject to those restrictions, you must terminate the rider, but terminating the rider will cause you to lose that standard benefit. Terminating the benefit will not reduce the charges to which your Policy is subject.The Rider’s benefit: The Rider consists of the No-Lapse Value provision (the “No-Lapse Value Provision”) and the Reset Account Value provision (the “Reset Account Value Provision”). Under this Rider, if the Policy’s Surrender Value is insufficient to cover the Monthly Deductions, your Policy will not lapse as long as either the No-Lapse Value or the Reset Account Value, less any Debt, is greater than zero. If both the No-Lapse Value and the Reset Account Value, less any Debt, are zero or less, this Rider will not prevent your Policy from lapsing. The “No-Lapse Value” and “Reset Account Value” are reference values only and are determined as described below using Reference Rates and fees unique to each provision. These Reference Rates and fees are fixed at issue for the life of the Policy and are different from the rates and fees we use to calculate the Accumulation Value of the Policy. How long the protection lasts: The duration of lapse protection provided by this Rider will be determined monthly and may vary based on the amount and timing of Net Premium Payments that are paid, interest credited, the amount of any Partial Surrenders, and rates and fees for the Rider. Payment of Premiums higher than the Planned Premium and interest credited on Net Premiums will increase the duration of lapse protection. Partial Surrenders and the costs of other riders which have their own charges will reduce the duration of lapse protection. Also, the duration of lapse protection provided by this Rider may be impacted by certain factors including:a. Changes in premium timing, frequency or amount, including those Premium Payments paid;i. later than the month following the Planned Premium due date, which may shorten the duration of lapse protection, ii. more than a month earlier than the Planned Premium due date, which may lengthen the duration of the lapse protection; iii. more frequently than your scheduled Premium Payments, which may shorten the duration of lapse protection for the same amount of total Premium pay in a year; iv. less frequently than your scheduled Premium Payments, which may lengthen the duration of lapse protection for the same amount of total Premium paid in a year; v. in lesser amount than the Planned Premium, which may shorten the duration of lapse protection; and vi. paid in greater amounts than the Planned Premium, which may lengthen the duration of lapse protection. b. Your request(s) to initiate policy changes such as loans, Partial Surrenders, increases in Specified Amount, the addition of Riders, or exercising rider benefits, which may shorten the duration of lapse protection.c. Your request(s) to initial policy changes such as decreased in Specified Amount or the removal of Riders which may lengthen the duration of lapse protection. All Premiums received between two Monthly Anniversary Days will be credited as if they had been received as of the prior Monthly Anniversary Day in relation to the actual premium receipt date. This means that the Premium will be treated as having been received before the calculation of the No-Lapse Value Monthly Deduction, Reset Account Value Monthly Deduction and interest crediting. This treatment of effective date of Premiums only applies for the purposes of calculating the No-Lapse Value and the Reset Account Value. All Premiums received in the Policy Month prior to a decrease in the No-Lapse Value Premium Load and the Reset Account Value Premium Load will receive the lower No-Lapse Value Premium Load and the Reset Account Value Premium Load, as shown in the Policy Specifications.To help ensure that any changes you make to your Policy will accomplish your insurance objective, we encourage you to request a personalized policy illustration from your registered representative that shows the impact of such changes to future death benefits, policy values, and the duration of this Rider’s lapse protection. Impact on Guaranteed Minimum Death Benefit Options: At the time of application, you will elect a Guaranteed Minimum Death Benefit Option. Once elected, the GMDB Option cannot be changed. The following are the two options: •Option 1: Until the Insured’s Attained Age 90, the GMDB will be the Initial Specified Amount less any decreases in the Specified Amount. At the Insured’s Attained Age 90, the GMDB will automatically be reduced and set equal to the Initial Specified Amount minus any benefit payments under an acceleration of benefits or the Long-Term Care Rider, multiplied by 50%, unless the GMDB at the Insured’s Attained Age 90 is below this amount.•Option 2: The Initial Specified Amount less any decreases in the Specified Amount.Impact on Death Benefit Proceeds: If this Rider is actively preventing the Policy from Lapse, the death benefit payable will be determined as described below. Otherwise, the death benefit payable will be determined per the Death Benefit Proceeds provision of the Policy. (See section headed “Death Benefits” form more information.)Each provision triggers a different death benefit, which are different from the Death Benefit Proceeds otherwise applicable under the Policy. If the requirements of only one of these provisions are met, the Death Benefit Proceeds payable will be calculated under that provision. If the requirements of both of these provisions are met, the Death Benefit Proceeds payable will be the greater of the Death Benefit Proceeds calculated under each provision. If the Insured dies while the No-Lapse Provision is maintaining the Policy in force, the Death Benefit Proceeds will be equal to: the Guaranteed Minimum Death Benefit plus any Riders or benefits that are payable, less any debt and Partial Surrenders processed after the Insured’s date of death. Note: While you can’t request an increase in the GMDB, if the current Specified Amount is decreased below the GMDB, the GMDB will automatically be decreased to an amount equal to the reduced Specified Amount. If the Insured dies while the Reset Account Value Provision is maintaining the Policy in force, the Death Benefit Proceeds will be equal to the Reset Death Benefit plus any Riders or benefits that are payable, less any Debt and Partial Surrenders after the Insured’s date of death. The Reset Death Benefit on the Policy Date equals the Initial Specified Amount shown in the Policy Specifications. If the current Specified Amount is decreased below the Reset Death Benefit, the Reset Death Benefit will automatically be decreased to an amount equal to the new reduced Specified Amount. The Reset Death Benefit decrease will become effective on the same date as the decrease in current Specified Amount. You cannot request an increase in the Reset Death Benefit. What happens when the Rider’s benefits go into effect: During any time that this Rider is preventing the Policy from Lapse, the following will occur as applicable:a.Monthly Deductions will continue to be accumulated, but will not be deducted. The Surrender Value will not be less than zero. Cost of Insurance rates will not be charged on an amount greater than the death benefit at the beginning of the Policy Month. Any Death Benefit Proceeds payable will not be reduced by the accumulated unpaid Monthly Deductions.b.Loan interest will continue to accrue and will be added to the total amount of Debt.If the Rider is no longer preventing Lapse, or upon termination of the No-Lapse Enhancement Rider, whichever occurs first, any accumulated unpaid Monthly Deductions will need to be repaid in addition to the amount described in the Grace Period provision in order to keep the Policy in force.Impact on the Policy’s Grace Period: The Grace Period provision of the Policy will begin on the Monthly Anniversary Day on which the No-Lapse Value, less Debt, and the Reset Account Value, less Debt, are less than or equal to zero and the Policy has met the conditions for entering the Grace Period. You will be notified of the pending Lapse as provided under that provision.Allocation Requirements: While this Rider is effective, there are certain allocation constraints and investment requirements that are or may be imposed. This means that you may be restricted in your choice of and/or in how much you can invest in certain Sub-Account(s) and/or the Fixed Account. If you do not comply with these requirements, the Rider will terminate and, if the Rider terminates, the Policy will remain in force only if the Surrender Value is sufficient to cover the Monthly Deductions.You will be notified at least 61 days prior to the date of any change in the Allocation Requirements. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under the Rider. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Sub-Account investments.At the time you receive notice of a change to the Allocation Requirements, if you are not in compliance with the new Allocation Requirements, you may:1. submit your own reallocation instructions for the Accumulation Value, before the date specified in the notice, so that the Allocation Requirements are satisfied; or2. take no action, which will result in termination of the Rider on the date specified in the notice; or 3. elect to terminate the Rider immediately, without waiting for a termination event.Please note, upon a change in Allocation Requirements, we will not reallocate any of your Policy’s Accumulation Value except pursuant to your instructions in writing or by telephone (if you have previously authorized telephone transfers in writing). Failure to timely reallocate your Policy Accumulation Value in accordance with any new Allocation Requirements will cause your Rider to terminate.Currently, the following allocation constraints apply to all No-Lapse Enhancement Riders, regardless of the date the application was received:a. Automatic Rebalancing will be in effect when the Policy is issued and you must maintain Automatic Rebalancing in order to keep this Rider in effect. If you discontinue Automatic Rebalancing after the Policy is issued, this Rider will terminate. (Refer to the section headed “Optional Sub-Account Allocation Programs” for more information about Automatic Rebalancing.)b. This Rider limits the use of the money market Sub-Account to the following: (a) for the purposes described in the “Right to Examine Period” section of this prospectus; and (b) as an account from which to transfer funds for the Dollar Cost Averaging program as described in the section headed “Optional Sub-Account Allocation Programs”. Please note that any balance remaining in the money market Sub-Account upon termination of Dollar Cost Averaging will need to be transferred to other Sub-Account(s) or the Fixed Account, as specified by you. Use of the money market Sub-Account other than as described above will result in the Rider terminating.For applications received on or after May 15, 2023, the following additional investment restrictions apply to keep this Rider in effect. The Sub-Accounts of your Policy are divided into tiers. You can select the percentages of Accumulation Value to allocate to individual Sub-Accounts within the tier and/or to the Fixed Account, but the total allocation percentages must comply with the specified minimum or maximum percentages for that tier. We may change the tier that each Sub-Account is assigned to, the number of tiers, the minimum or maximum percentages of Accumulation Value allowed in each tier, the investment options that are or are not available to you, or the rebalancing frequency at any time in our sole discretion. If we make such a change, you will be notified as described above.Currently, a maximum of 75% of the Accumulation Value can be invested in tier 3 Sub-Accounts. If any of the Accumulation Value is invested in tier 3 Sub-Accounts, a minimum of 25% of the Accumulation Value must be invested in tier 1 Sub-Accounts or the Fixed Account. There are no restrictions or requirements on tier 2 Sub-Accounts.Please refer to “Appendix B: Current Investment Restrictions for Optional Benefits – No-Lapse Enhancement Rider” for the current tier assignments for each of the Sub-Accounts under the Policy.For applications received prior to May 15, 2023, we do not currently impose additional investment restrictions. However, we may establish additional investment restrictions in the future. Any future investment restrictions may be in the form of one or both of the following:i. a maximum percentage of the Policy’s Accumulation Value to be permitted in certain Sub-Accounts, particularly those with higher than average volatility, or the Fixed Account; orii. a minimum percentage of the Policy’s Accumulation Value to be required in certain Sub-Accounts, particularly those with lower than average volatility (please review the “Sub-Accounts and Funds” section of this prospectus).If we impose such additional investment restrictions you will be notified as described above. How we determine the No-Lapse Value: The No-Lapse Value is a reference value only (and it may become less than zero). It is not used in determining the Accumulation Value or death benefit provided by the Policy. The No-Lapse Value on the Policy Date will be the initial Premium received, plus the No-Lapse Value Premium Credit as shown in the Policy Specifications, less the No-Lapse Monthly Deduction for the first Policy Month.On each Monthly Anniversary Day, the No-Lapse Value is calculated taking into account the following:1.The No-Lapse Value on the preceding Monthly Anniversary Day;2.Premiums received since the preceding Monthly Anniversary Day (either adding the amount of the No-Lapse Value Premium Credit or subtracting the amount of the No-Lapse Value Premium Load based on Policy Years as shown in the Policy Specifications);3.Partial Surrenders (i.e. withdrawals) since the preceding Monthly Anniversary Day;4.Accumulated No-Lapse Value Credited Interest (interest credited to the No-Lapse Value daily) is calculated using the interest rates shown in the table of No-Lapse Value Credited Interest rates shown in the Policy Specifications;5.The No-Lapse Value Monthly Deduction described below for the Policy Month following the Monthly Anniversary Day; and6.The Surrender Charge, if any, as determined from the Table of Surrender Charges shown in the Policy Specifications for any decrease in Specified Amount on the Monthly Anniversary Day.The Guaranteed Minimum Death Benefit (“GMDB”) is determined by the GMDB Option that you elected and is shown in the Policy Specifications. If the current Specified Amount is decreased below the GMDB, the GMDB will automatically be decreased to an amount equal to the reduced Specified Amount. The GMDB decrease will become effective on the same date as the decrease in current Specified Amount. You cannot request an increase in the GMDB. Please see the “Death Benefit Option” section for more information.How we determine the No-Lapse Value Monthly Deduction and the No-Lapse Value Cost of Insurance: The No-Lapse Value Monthly Deduction for a Policy Month equals the sum of the No-Lapse Value Cost of Insurance as described below, the cost of any additional benefits provided by other rider(s) for the Policy Month and the No-Lapse Value Monthly Policy Fee, and after deducting the No-Lapse Monthly Administrative Fee as shown in the Policy Specifications.The No-Lapse Value Cost of Insurance will be the result of (1) minus (2), multiplied by (3), and divided by 1,000, where:(1) Is the No-Lapse Death Benefit Value described below at the beginning of the Policy Month, divided by the Net Amount at Risk Discount Factor shown in the Policy Specifications;(2) Is the larger of:i. the No-Lapse Value at the beginning of the Policy Month after the deduction of the No-Lapse Value Monthly Policy Fee and after the deduction of the No-Lapse Value Monthly Administrative Fee but prior to the deduction for the monthly No-Lapse Value Cost of Insurance; orii. zero if the No-Lapse Value is less than zero. (3) Is the applicable No-Lapse Factor described in the Policy Specifications. The No-Lapse Factor may be modified by the Table of Funding Level Threshold Percentages and resulting reduction factor, if applicable, as described in the Policy Specifications. The Funding Level, mentioned above, is measured by dividing the No-Lapse Value on the Monthly Anniversary Day by the current Guaranteed Minimum Death Benefit. The Funding Level is used in the Table of Funding Level Threshold Percentages shown in the Policy Specifications to determine if the No-Lapse Factor will be modified by a reduction factor. The No-Lapse Factor is used to calculate the No-Lapse Cost of Insurance.How we calculate the No-Lapse Death Benefit Value: The No-Lapse Death Benefit Value is equal to the Guaranteed Minimum Death Benefit plus the amount of any increases in the Specified Amount. The No-Lapse Death Benefit Value is used only to determine the monthly No-Lapse Value Cost of Insurance; it is not used to determine the death benefit provided by the Policy or this Rider.How we determine the Reset Account Value: The Reset Account Value is a reference value (which may become less than zero) and is not used in determining the Accumulation Value or death benefit provided by the Policy. The Reset Account Value on the Policy Date will be the initial Premium received, less the Reset Account Premium Load, as shown in the Policy Specifications, and less the Reset Account Monthly Deduction for the first Policy Month:On each Monthly Anniversary Day, the Reset Account Value is calculated taking into account the following:1.the Reset Account Value on the preceding Monthly Anniversary Day;2.Premiums received since the preceding Monthly Anniversary Day, subtracting the amount of the Reset Account Value Premium Load;3.Partial Surrenders (i.e. withdrawals) since the preceding Monthly Anniversary Day;4.Accumulated Reset Account Value Credited Interest (interest credited to the Reset Account Value daily) is calculated using the Reset Account Value Credited Interest rate shown in the Policy Specifications;5.The Reset Account Value Monthly Deduction described below for the Policy Month following the Monthly Anniversary Day; and6.the Surrender Charge, if any, as determined from the Table of Surrender Charges shown in the Policy Specifications for any decrease in Specified Amount on the Monthly Anniversary Day.On each Policy Anniversary, the Reset Account Value may increase to reflect positive investment performance. If the Reset Account Value on that Policy Anniversary is less than the Accumulation Value on that same Policy Anniversary, the Reset Account Value will be reset to equal the Accumulation Value.How we determine the Reset Account Monthly Deduction and the Reset Account Cost of Insurance: The Reset Account Monthly Deduction for a Policy Month equals the sum of the Reset Account Value Cost of Insurance as described below the cost of any additional benefits provided by other rider(s) for the Policy Month and the Reset Account Monthly Administrative Fee shown in the Policy Specifications.The Reset Account Value Cost of Insurance will be the result of (1) minus (2), multiplied by (3), and divided by 1,000, where:(1) is the Reset Account Death Benefit Value at the beginning of the Policy Month, divided by the Net Amount at Risk Discount Factor shown in the Policy Specifications;(2) is the Reset Account Value at the beginning of the Policy Month after the deduction of the Reset Account Value Monthly Administrative Fee but prior to the deduction for the monthly Reset Account Value Cost of Insurance, or zero if the Reset Account Value is less than zero, and(3) is the Reset Factor as described in the Policy Specifications. How we calculate the Reset Account Death Benefit Value: The Reset Account Death Benefit Value is equal to the Reset Death Benefit plus the amount of any increases in Specified Amount. The Reset Account Death Benefit Value is used only to determine the monthly Reset Account Value Cost of Insurance; it is not used to determine the death benefit provided by the Policy or this Rider. When will the Rider terminate: The Rider and all rights provided under it will terminate automatically on the first of the following to occur:1. the Insured reaches age 121;2. the surrender or other termination of the Policy;3. you request to terminate Automatic Rebalancing; 4. you use the money market Sub-Account other than as described in the Allocation Requirement above; or5. an allocation restriction, described in the “Allocation Requirements” section above and the “Appendix B: Current Investment Restrictions for Optional Benefits – No-Lapse Enhancement Rider” section below is imposed and you do not take corrective action within 61 days after the date of mailing of the notice that your allocations do not comply. If this Rider terminates due to item (1) above, coverage will continue as described in the Continuation of Coverage section of this prospectus, and the Death Benefit Proceeds available under this Rider will continue to apply. If this Rider terminates due to items (3), (4) or (5) above it can result in the need to repay unpaid Monthly Deductions in order to keep your Policy in force and this Rider cannot be reinstated. You should consider your options carefully when choosing to terminate this Rider under one of these conditions. If the Policy terminates and is reinstated, the rider will likewise be reinstated unless the rider had terminated before the Policy terminated.
VULone 2021 VUL | AutomaticRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Automatic Rebalancing
Purpose of Benefit [Text Block]	To periodically restore sub account exposure to a pre-determined level selected by the policyholder to reduce potential risk of exposure to market volatility.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Is only available on a quarterly basis.•Must be maintained on product to keep No-Lapse Enhancement rider (see Riders).•Can be terminated; however will terminate No-Lapse Enhancement rider (see Riders).
Name of Benefit [Text Block]	Automatic Rebalancing
Operation of Benefit [Text Block]	Automatic Rebalancing periodically restores to a pre-determined level the percentage of policy value allocated to the Fixed Account and each Sub-Account. The pre-determined level is the allocation initially selected on the allocation form provided by us, until changed by the Owner. Your Policy will be issued with Automatic Rebalancing. When Automatic Rebalancing is in effect, all Net Premium Payments allocated to the Sub-Accounts and Fixed Account will be subject to Automatic Rebalancing. Transfers among the Sub-Accounts and the Fixed Account as a result of Automatic Rebalancing do not count against the number of free transfers available.
Automatic Rebalancing provides a method for reestablishing fixed proportions among your allocations to your Sub-Accounts and Fixed Account on a systematic basis. Automatic Rebalancing helps to maintain your allocation among market segments, although it entails reducing your policy values allocated to the better performing segments. Therefore, you should carefully consider market conditions and the investment objectives of each Sub-Account and Underlying Fund at the time you make your Premium Payment allocations which will also be used for Automatic Rebalancing.
Automatic Rebalancing is available only on a quarterly basis. Automatic Rebalancing may be terminated, or the allocation may be changed at any time, by contacting our Administrative Office. Terminating Automatic Rebalancing will terminate the No-Lapse Enhancement Rider attached to your Policy. Refer to the “Riders” section of this prospectus for more information.
VULone 2021 VUL | LongTermCareRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Long-Term Care Rider*
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Name of Benefit [Text Block]	Long-Term Care Rider
Purpose of Benefit [Text Block]	Provides monthly benefit payments for the reimbursement of expenses incurred by the Insured for Covered Services.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy purchase only.•Start of benefit payments will terminate any other Accelerated Benefit Rider, Enhanced Surrender Value Rider and Premium Reserve Rider.•If you exercise any other Accelerated Benefit Rider or the Overloan Protection Rider, this rider will terminate.•Amounts we reimburse are subject to a monthly maximum dollar amount that can be accelerated each Policy Month.•Availability is subject to underwriting criteria (including age and state of health) at time of Policy purchase only.•The long-term care services must meet conditions of the Rider to qualify for reimbursement.
Name of Benefit [Text Block]	Long-Term Care Rider
Operation of Benefit [Text Block]	Long-Term Care Rider. Subject to meeting eligibility requirements, this rider provides monthly benefit payments for the reimbursement of expenses incurred by the Insured for Covered Services to the extent that such services are qualified long-term care services prescribed in the Plan of Care. Please see your Policy for additional information. Benefits are provided through the acceleration of your Policy’s death benefit. The Long-Term Care Rider may only be elected at Policy issuance. The availability of this rider is based upon the Insured meeting our underwriting criteria (including the Insured’s age, gender, and the state of the Insured’s health at the time of your application). You may return this rider for any reason to the insurance agent through whom it was purchased, to any other insurance agent of the Company, or to us at the Service Office mailing address shown on the cover of your Policy within 30 days after its receipt. If returned, this rider will be considered void from your Policy Date and we will refund all charges deducted for it as a credit to your Policy within 30 days of the return. Eligibility: An Insured may receive benefits under this rider once the following conditions are met: a.the total benefits paid to date under this rider must not have reduced the Remaining LTC Benefit Pool to zero;b.written certification within the preceding 12-month period from a Licensed Health Care Practitioner that the Insured is Chronically Ill;c.a Plan of Care (a written document which outlines individualized medical treatment; please see your Policy and rider for additional information) prescribed by a Licensed Health Care Practitioner for Covered Services is received at least every 12 months; andd.all claim forms and written notifications are submitted and in Good Order.An Insured who is Chronically Ill is unable to perform without substantial assistance at least two activities of daily living for at least 90 days (i.e. bathing, continence, dressing, eating, toileting and transferring); or requires substantial supervision to protect the Insured from health and safety caused by a severe cognitive impairment. Benefits will be paid under this rider for as long as: a. the above listed Eligibility Conditions of this rider are met;b. the requirements of the “Claims” section of this rider are satisfied;c. any claim is either:(i) for reimbursement of cost incurred and actually paid by the Insured for Covered Services which are Qualified Long-Term Care Services prescribed in the Plan of Care and that have not already been reimbursed by us; or(ii) for payment of Transitional Care Assistance Benefits for days on which the Insured received Transitional Care Assistance only, meaning that the Insured did not receive any other Covered Service or combination of Covered Services on that same calendar day; andd. this rider remains in force. This condition does not apply to benefits received under the “Benefits After Lapse” provision in this rider. If we determine that the Insured no longer meets the requirements of being Chronically Ill, all benefit payments will stop. Should the Insured later be recertified as being Chronically Ill and meet all conditions for the payment of benefits under this rider, benefit payments will resume subject to the Remaining LTC Benefit Pool. There is no deductible period or elimination period which must be satisfied in order to be eligible for benefits under this rider. Benefits Available: The amounts we reimburse you are subject to a monthly maximum dollar amount that can be accelerated each Policy month (the “Maximum Monthly LTC Benefit Amount”) which is based on amounts specified by you (the “LTC Specified Amount” and the “Maximum Monthly LTC Benefit Percentage” is based on our selection at issue of either 2% or 4% and cannot be changed after issue), all of which are shown in your Policy Specifications. The LTC Specified Amount you choose at issue is used in determining the LTC Benefit Pool that may be accelerated to reimburse the long-term care expenses for benefits covered by this rider. The LTC Benefit Pool is multiplied by the Maximum Monthly LTC Benefit Percentage to determine the Maximum Monthly LTC Benefit Amount. Please refer to your Policy Specifications for details. We will pay an amount not to exceed the Maximum Monthly LTC Benefit Amount no less frequently than once each Policy Month until the Remaining LTC Benefit Pool equals zero to reimburse the costs for any Covered Service(s). The amount available as a benefit will be equal to the lesser of:The LTC Benefit Pool is equal to the lesser of (a) or (b) where:a.equals the LTC Specified Amount, proportionately adjusted for any increases or decreases to the Policy Death Benefit Proceeds due to:1. Impacts of the Corridor Percentages Table, or2. Adjusted for withdrawals or other Policy changes b.equals the LTC benefit cap shown in the Policy SpecificationsIn any Policy Month in which you are eligible to receive benefits under this rider, the maximum amount available as a benefit under this rider is equal to the lesser of: a. an amount equal to (1) plus (2), where:(1) equals the sum of costs incurred and actually paid by the Insured for Covered Services for the calendar month which have not already been reimbursed by us; and(2) equals the daily Transitional Care Assistance Benefit shown in the Policy Specifications multiplied by the number of days in the calendar month in which Transitional Care Assistance was received;b. the amount you request;c. the Maximum Monthly LTC Benefit Amount; ord. the Remaining LTC Benefit Pool. If there is an outstanding Debt, the benefit paid under this Rider will first be used to repay a portion of the Debt. Benefits paid for any Covered Service or combination of Covered Services will reduce the Remaining LTC Specified Amount dollar for dollar. Any benefits payable for facilities outside the United States are subject to additional limitations. Please see your Policy and rider for additional information.Covered Services: The following is a list of Covered Services eligible for reimbursement under this rider. •Adult day care services•Assisted living facility services•Bed reservation•Care planning services•Caregiver training•Home health care services•Hospice services•Nursing home care services•Respite care services•Alternative care services•Non-continual services•Transitional Care AssistanceExclusions: This rider does not provide benefits for: a.treatment or care due to alcoholism or drug addiction;b.treatment for attempted suicide or an intentionally self-inflicted injury;c.treatment provided in a Veteran’s Administration or government facility;d.loss to the extent that benefits are payable from governmental programs or other insurance programs;e.confinement or care received outside the United States other than benefits for nursing home care services and assisted living facility services;f.services provided by a facility or an agency that does not meet this rider’s definition for such facility or agency as described in the “Covered Services” section of this rider; andg.services provided by the Insured’s or Owner’s immediate family member, except as provided in the Transitional Care Assistance provision; andh.services for which no charge is or would normally be made in the absence of insurance.Impact of Policy TransactionsIncreases and Decreases to Policy Specified Amount: The LTC Specified Amount cannot be increased. A request to decrease your Policy’s Specified Amount will reduce the Remaining LTC Specified Amount only if your Policy’s Specified Amount following the decrease is less than the Remaining LTC Specified Amount. In this situation, the Remaining LTC Specified Amount will be reduced to equal your Policy’s Specified Amount following the decrease. Partial Surrender (Withdrawal): A Partial Surrender under your Policy will reduce the remaining LTC Specified Amount by the same amount that the Specified Amount is reduced.Addition of Riders or Increase to Benefits of Existing Riders: Once a benefit payment has been made under this rider, you may not add any riders or increase the benefits under any rider already attached to your Policy as long as this rider remains in force.It’s important to note that if any of the following riders are in effect, this Long-Term Care Rider may have an impact on any benefits provided under the following riders:Accelerated Benefits Rider: YOU CANNOT RECEIVE BENEFITS UNDER MORE THAN ONE ACCELERATION OF BENEFITS RIDER ATTACHED TO YOUR POLICY, EVEN IF MULTIPLE ACCELERATION OF BENEFITS RIDERS ARE ATTACHED. Therefore, receipt of a benefit under the Long-Term Care Rider will be considered a request to terminate any other Accelerated Benefits Rider attached to your Policy. Likewise, receipt of a benefit under any Accelerated Benefits Rider attached to your Policy will be considered a request to terminate the Long-Term Care Rider.Change of Insured Rider: This rider is not available if you have chosen the Long-Term Care Rider.Enhanced Surrender Value Rider: Upon receipt of a benefit under the Long-Term Care Rider, the Enhanced Surrender Value Rider will terminate.Overloan Protection Rider: Election of the Overloan Protection Feature described in the Overloan Protection Rider will be considered a request to terminate the Long-Term Care Rider.Premium Reserve Rider: Upon receipt of a benefit under the Long-Term Care Rider, you will receive a payment of the Premium Reserve Rider Surrender Value and the Premium Reserve Rider will terminate.Waiver of Monthly Deduction Rider: If the Insured is on “total disability” as defined under any Waiver of Monthly Deduction Rider, we will continue to waive the monthly deductions falling due under your Policy once payment of benefits begin under the Long-Term Care Rider, subject to the Insured’s continued total disability. If not already on total disability, the Insured may qualify for benefits under any waiver of monthly deduction rider after payment of benefits have already begun under the Long-Term Care Rider.No-Lapse Enhancement Rider: If the No-Lapse Enhancement Rider is attached to your Policy, the following will apply:For purposes of determining the No-Lapse Value Monthly Deduction and the No-Lapse Value Cost of Insurance:1.In lieu of adding any charges for the Long-Term Care Rider to the No-Lapse Value Cost of Insurance calculation, the No-Lapse Value Monthly LTC Rider Charge and No-Lapse Value Monthly Administrative LTC Rider Fee (please see your Policy and rider for additional information) become part of the No-Lapse Value Monthly Deduction described in the No-Lapse Enhancement Rider.2.The No-Lapse Value LTC Rider Cost of Insurance Rates shown on your Policy Specifications will not change.3.The No-Lapse Value Monthly Administrative LTC Rider Fee as of your Policy Date and duration are shown on your Policy Specifications and will not increase.For purposes of determining the Reset Account Value Monthly Deduction and the Reset Account Value Cost of Insurance:1.In lieu of adding any charges for the Long-Term Care Rider to the Reset Account Value Cost of Insurance calculation, the Reset Account Value Monthly LTC Rider Charge and Reset Account Value Monthly Administrative LTC Rider Fee (please see your Policy and rider for additional information) become part of the Reset Account Value Monthly Deduction described in the No-Lapse Enhancement Rider.2.The Reset Account Value LTC Rider Cost of Insurance Rates shown on your Policy Specifications will not change.3.The Reset Account Value Monthly Administrative LTC Rider Fee as of your Policy Date and duration are shown on your Policy Specifications and will not increase.For purposes of determining the LTC Benefit available to you, if Guaranteed Minimum Death Benefit Option 1 is selected, we will limit the amount of LTC benefit, based on the Maximum Monthly LTC Benefit Percentage that you select at issue. The benefit will equal the lessor of 50% of the Initial Specified Amount or the LTC Benefit cap. Impact Of Debt On Benefit PaymentsA benefit paid under this rider will be first used to repay a portion of any outstanding debt under your Policy. The portion to be repaid will equal the sum of (1) plus (2), divided by (3), then multiplied by (4), where:1.is the balance in the Loan Account;2.is any accrued loan interest not yet charged;3.is your Policy’s Specified Amount immediately prior to the benefit payment; and4.is the amount of the benefit payment prior to the reduction to repay Debt.If there is value in the Loan Account (also known as the Collateral Account), the Loan Account will be reduced by the amount of the benefit payment used to repay Debt.Impact Of Benefit Payments On PolicyPolicy and Rider Values: Benefit payments will reduce certain values of your Policy and other riders by multiplying such values by a reduction ratio. The following values will be reduced:1.Specified Amount;2.The Fixed Account Value and/or Sub-Account(s) will be reduced in the same proportion as the balances are invested in such account(s).3.If any No-Lapse Enhancement Rider is attached to your Policy, the following will be reduced:a.the No-Lapse Value;b.the Reset Account Value;c.the Guaranteed Minimum Death Benefit; andd.the Reset Death Benefit.Debt will be reduced as described in the “Reduction in Benefit Payments Due to Debt” provision. The reduction ratio used is equal to (1) minus (2), then divided by (1), where:(1)is your Policy’s Specified Amount immediately prior to the benefit payment; and(2)is the amount of the benefit payment.LTC Benefit Pool Acceleration: On the date a claim is approved, the LTC Benefit Pool will be fixed and will not change for the duration of the claim. All LTC acceleration payments will be paid from the Remaining LTC Benefit Pool described in the “Benefits Available” provision. Once your claim is approved, we will transfer any Accumulation Value from the Separate Accounts to the Fixed Account. Any applicable transfers will be made at the end of the Valuation Day following approval of your claim. While LTC benefits are being paid, allocation of Accumulation Value will not be allowed into any Separate Account and all Premium Payments received will be allocated to the Fixed Account. Allocation Requirements described in the Policy or attached riders will not apply once a claim is approved and until LTC benefits are no longer being paid. New Loans and Partial Surrenders (Withdrawals): In any Policy Month in which a benefit under this rider is paid, we will not grant a new loan or allow a Partial Surrender against your Policy.Availability of Policy Death Benefit Proceeds: While receiving benefits under this rider, except for Caregiver Training, your Death Benefit Proceeds will never be less than the Remaining LTC Benefit Pool minus Debt. If the Insured dies while receiving benefits under this rider, we reserve the right to withhold payment of any Death Benefit Proceeds that would otherwise be payable until we have verified that we have received all remaining claims for Covered Services. Any Death Benefit Proceeds paid may include interest as required by applicable law. When LTC benefits are no longer being paid: If we determine that the Insured no longer meets the requirements of being Chronically Ill, has not filed a subsequent claim, or received reimbursement for Covered Services for a minimum of a continuous 90-day period, or at your request, we will close your claim. Prior to closing your claim, we will send your written notification. Once your claim is closed, the LTC Benefit Pool will no longer be fixed and may be adjusted. You may submit a request to reallocate any Accumulation Value in the Fixed Account once your claim is closed. Transfer limitations from the Fixed Account will be waived for this request. Lapse and Lapse ProtectionWaiver of Rider Charges and Fees: The Monthly LTC Rider Charge and Monthly Administrative LTC Rider Fee, including those used in the calculation of the No-Lapse Enhancement Rider will not be deducted on the Monthly Anniversary Day immediately following the date a benefit under this rider is paid. Monthly Deductions for the Policy and any other riders will continue, subject this rider’s “Policy and Rider Lapse Protection” provision (as described below). Policy and Rider Lapse Protection: If your Policy would otherwise enter the Grace Period on any Monthly Anniversary Day immediately following the date a benefit under this rider is paid, the entire Monthly Deduction described in your Policy, including all Monthly Deductions for any No-Lapse Enhancement Rider attached to your Policy, will be waived, and your Policy and this rider will not lapse.The Death Benefit Proceeds available while your Policy is kept in force under this provision will be limited to no more than the Remaining LTC Specified Amount minus Debt.Once benefits under this rider are no longer being paid, you may have to pay additional Premium and/or repay outstanding Debt to prevent your Policy from Lapsing. Grace Period: Your Policy and this rider will enter the Grace Period as described in your Policy’s “Grace Period” provision, subject to the No-Lapse Enhancement Rider under your Policy and this rider’s “Waiver of Rider Charges and Fees” and “Policy and Rider Lapse Protection Feature” provisions.Benefits After Lapse: If you Policy Lapses, we will continue to reimburse costs incurred for such services subject to the terms and conditions of this rider if the confinement began while this rider was in force and continues without interruption after the Policy and rider terminate. Please refer to your rider for additional information. Reinstatement of Rider: In the event of a lapse, subject to meeting the criteria in the Rider, your Policy may be reinstated. This Rider will not be reinstated if the Policy Lapses and is reinstated more than 6 months after the date of Lapse. Please refer to your rider for additional information. ClaimsWe must receive notice of your claim within 60 days after the date the covered loss starts. (State variations may apply.) Please see your Policy and rider for additional information. Once you have notified us of your intent to file a claim, we will provide the forms you need to complete to file the claim. You must return the completed, signed forms to us to the address provided on the forms. If we determine that the claim is eligible for payment, we will pay the claim directly to you, or if requested, to the service provider. All payments will be made no less frequently than once per Policy Month.Once you begin receiving benefits, we reserve the right, from time to time, to verify that the Insured and the Insured’s care providers meet all eligibility requirements of this rider. The Insured must be reassessed by his or her Licensed Health Care Practitioner, at least once every 12 months, and certify to us that the Insured remains Chronically Ill. Generally, Proof of loss (reasonably determined by us) must be received within 30 days after the end of each Policy Month for which benefits are sought.We will inform you, in writing, if your claim or any part of your claim has been denied and provide you with an explanation for the denial as soon as reasonably possible. If you do not agree with our decision, you have the right to appeal. Any request to appeal must be made in writing and must include any and all information you believe necessary for our consideration of the appeal. If we discover any fraudulent act or acts in connection with a claim, we shall have the right to recover any payments and/or to decline to continue paying benefits that result from such fraudulent act or acts. Tax Treatment of BenefitsThis rider is intended to be a qualified long-term care insurance contract under Section 7702B of the Internal Revenue Code of 1986, as amended. The benefits paid under this rider are intended to be treated as accelerated death benefits for federal tax purposes on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B(c)(1) of the Code. The benefits paid under this rider are intended to qualify for exclusion from income subject to limitations. Generally, long-term care payments from all sources with respect to an insured person will be limited to the higher of the annual per diem limit or the amount of actual qualifying long-term care expenses, reduced by any reimbursements received for the qualifying long-term care services provided for the insured. Charges for the Rider will be deducted from the cash value of the life insurance policy. In accordance with Code section 72(e)(11), these deductions will reduce your investment in the contract (but not below zero) and will not be included in income even if you have recovered all of your investment in the contract. If the life insurance policy is owned by a person other than the insured, benefit payments may not meet the requirements for favorable tax treatment. This discussion of the tax treatment of the long-term care rider is not meant to be all inclusive. Due to the complexity of these tax rules, you are encouraged to consult your legal or tax advisor regarding these matters.Termination of RiderThe rider and all rights under it will terminate upon the earliest of the following:1.the date we receive your request to return it under this rider’s right to examine provision;2.the Valuation Day on or next following the date we receive your request to terminate your Policy;3.the Monthly Anniversary Day on or next following the date we receive your election of the Overloan Protection Feature under the Overloan Protection Rider, if attached;4.the Monthly Anniversary Day on or next following the date you receive a benefit under any other Acceleration of Benefits Rider attached to your Policy;5.the date the Remaining LTC Benefit Pool is reduced to zero;6.the date your Policy’s Specified Amount and the Remaining LTC Benefit Pool are both reduced to zero, which will cause the termination of both this rider and your Policy; or7.the date the Insured dies, which will cause the Death Benefit Proceeds to become payable under your Policy.Charges and fees deducted for this rider on the Monthly Anniversary Day immediately preceding the date your Policy and this rider terminate in accordance with items (2) or (7) above will be returned as a credit to your Policy.
VULone 2021 VUL | ChangeofInsuredRiderMember
Prospectus:
Name of Benefit [Text Block]	Change of Insured Rider
Purpose of Benefit [Text Block]	Permits a change in the person who is Insured under the Policy.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy purchase or until the attained age of 65.•Benefit ceases to be available on the contract anniversary nearest to the current Insured’s 65thbirthday.•The new Insured is subject to underwriting requirements.•Policy value requirements apply.•Policy charges applicable to the new Insured may differ from charges applicable to the current Insured.•Any change in Insured is a taxable event.
Name of Benefit [Text Block]	Change of Insured Rider
Operation of Benefit [Text Block]	Change of Insured Rider. With this rider, you may name a new Insured in place of the current Insured. Underwriting and policy value requirements must be met. The benefit expires on the anniversary nearest to the current Insured’s 65th birthday. There is no separate charge for this rider; however, policy charges applicable to the new Insured may differ from charges applicable to the current Insured. Exercising the Change of Insured Rider is a fully taxable event to the extent that there is taxable gain at the time of the change of Insured.
VULone 2021 VUL | EnhancedSurrenderValueRiderIndividualBasisMember
Prospectus:
Name of Benefit [Text Block]	Enhanced Surrender Value Rider
Purpose of Benefit [Text Block]	Provides an Enhanced Surrender Value free of a Surrender Charge if you fully surrender your Policy during the first five Policy Years.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at Policy purchase only.
Name of Benefit [Text Block]	Enhanced Surrender Value Rider
VULone 2021 VUL | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	An investment strategy that divides up the total amount to be invested in one or more sub accounts over a specified period of time. This averages the purchase cost of the assets over time and helps to reduce the potential impact of market volatility.
Optional Benefit [Flag]	true
Benefits Description [Table Text Block]	•Available 1st policy year only, at Policy purchase. •Cannot move money to Fixed Account or money market. •Automatically moves to Automatic Rebalancing after 1st Policy Anniversary.
Name of Benefit [Text Block]	Dollar Cost Averaging
Operation of Benefit [Text Block]	Dollar Cost Averaging systematically transfers amounts during the first Policy Year from the money market Sub-Account or the Fixed Account. Transfer allocations may be made to one or more of the Sub-Accounts (not the Fixed Account) on a monthly basis. These transfers do not count against the free transfers available. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Dollar Cost Averaging will not assure a profit or protect against a declining market.If Dollar Cost Averaging is desired, it must be elected at issue.Dollar Cost Averaging terminates automatically:1)if the value in the money market Sub-Account or the Fixed Account is insufficient to complete the next transfer;2)7 calendar days after our Administrative Office receives a request for termination in writing or by telephone, with adequate authentication;3)on the first Policy Anniversary; or4)if your Policy is surrendered or otherwise terminates.From time to time, we may offer special interest rate programs for Dollar Cost Averaging. Please consult your registered representative to determine the current availability and terms of these programs. We reserve the right to modify, suspend or terminate a Dollar Cost Averaging program. Any changes will not affect Owners currently participating in the Dollar Cost Averaging program.
VULone 2021 VUL | AutomaticRebalancingNoLapseEnhancementMember
Prospectus:
Operation of Benefit [Text Block]	Please note that maintaining Automatic Rebalancing on a quarterly basis and complying with the allocation requirements described above in the “No-Lapse Enhancement Rider” section under “Allocation Requirements” section and below in the “Appendix B: Current Investment Restrictions for Optional Benefits - No-Lapse Enhancement Rider” are required to keep the No-Lapse Enhancement Rider in force.
VULone 2021 VUL | LincolnLifeEnhanceAcceleratedBenefitsRiderCostofInsuranceMember
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	Individuals with higher mortality risk than standard issue individuals can be charged from 125% to 200% of the standard rate. However, under no circumstances would the charge be higher than the maximum amount shown.